                          Registration No.   33-87904


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                  POST-EFFECTIVE AMENDMENT NO. 5 TO FORM S-6

                     FOR REGISTRATION UNDER THE SECURITIES
                         ACT OF 1933 OF SECURITIES OF
                       UNIT INVESTMENT TRUSTS REGISTERED
                                ON FORM N-8B-2

A. Exact name of Trust:                Massachusetts Mutual
                                       Variable Life Separate
                                       Account I

B. Name of Depositor:                  Massachusetts Mutual Life
                                       Insurance Company

C. Complete address of                 1295 State Street
   Depositor's principal               Springfield, MA  01111
   executive offices:


   It is proposed that this filing will become effective (check appropriate box)


                       immediately upon filing pursuant to
   ---------           paragraph (b) of Rule 485.

       X               on August 11, 1997 pursuant to paragraph (b) of
   ---------           Rule 485.

                       60 days after filing pursuant to paragraph
   ---------           (a) of Rule 485

                       on May 1, 1997 pursuant to paragraph (a) of
   ---------           Rule 485.

*STATEMENT PURSUANT TO RULE 24F-2
Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant registered an indefinite amount of securities being offered. The Rule 24f-2 Notice for the fiscal year ending December 31, 1996 was filed on February 28, 1997.

                       CROSS REFERENCE TO ITEMS REQUIRED

                                 BY FORM N-8B-2


Item No. of
Form N-8B-2            Caption
-----------            -------
    1                  Cover Page; Glossary; The Separate Account

    2                  Cover Page; What is MassMutual; The Separate Account

    3                  Investment of the Separate Account

    4                  Sales and Other Agreements

    5                  The Separate Account

    6                  The Separate Account

    7                  Not Applicable

    8                  Not Applicable

    9                  Legal Proceedings

    10                 Cover Page; Basic Questions and Answers
                       About Us and Our Policy; Death Benefits Under the Policy;
                       Free Look Provision; Account Value and Surrender Value;
                       Policy Loan Privilege; The Separate Account; Charges
                       Under the Policy; Sales and Other Agreements; When We Pay
                       Proceeds; Payment Options; Our Rights; Your Voting
                       Rights; Basic Questions and Answers About Us and Our
                       Policy

    11                 The Separate Account

    12                 The Separate Account; Sales and Other
                       Agreements

    13                 The Separate Account; Charges Under the
                       Policy

    14                 Basic Questions and Answers About Us and Our
                       Policy; The Separate Account; Sales and Other
                       Agreements

    15                 Basic Questions and Answers About Us and Our
                       Policy; General Provisions 0f the Policy

                       CROSS REFERENCE TO ITEMS REQUIRED

                                BY FORM N-8B-2


Item No. of
Form N-8B-2            Caption
-----------            -------
   16                  The Separate Account; Investment Return

   17                  The Separate Account Value and Cash Surrender
                       Value; Withdrawal Rights and Payment Options

   18                  The Separate Account

   19                  Records and Reports

   20                  Not Applicable

   21 What is the loan privilege and how does a loan affect the Policy's Death Benefit and Cash Surrender Value; Policy Loan

   22                  Not Applicable

   23                  Bonding Arrangement

   24                  Limits on Our Right to Challenge the Policy;
                       Suicide; Misstatement of Age or Sex;
                       Assignment; Beneficiary; Our Rights; The
                       Separate Account

   25                  Basic Questions and Answers About Us and Our
                       Policy

   26                  Not Applicable

   27                  Basic Questions and Answers About Us and Our
                       Policy

   28                  Directors and Executive Officers of MassMutual

   29                  Basic Questions and Answers About Us and Our
                       Policy

   30                  Not Applicable

   31                  Not Applicable

   32                  Not Applicable

   33                  Not Applicable

                       CROSS REFERENCE TO ITEMS REQUIRED

                                BY FORM N-8B-2


Item No. of
Form N-8B-2            Caption
-----------            -------
   34                  Not Applicable

   35                  Basic Questions and Answers About Us and Our
                       Policy

   36                  Not Applicable

   37                  Not Applicable

   38                  Sales and Other Agreements

   39                  Sales and Other Agreements

   40                  Sales and Other Agreements

   41                  Sales and Other Agreements

   42                  Not Applicable

   43                  Sales and Other Agreements

   44                  The Separate Account; Investment Return
                       Charges for Federal Income Tax; General
                       Provisions of the Policy

   45                  Not Applicable

   46                  The Separate Account; Investment Return

   47                  The Separate Account

   48                  The Separate Account; Investment Return

   49                  Not Applicable

   50                  The Account

   51                  Cover Page; Basic Questions and Answers
                       About Us and Our Policy

   52                  The Separate Accounts; Our Rights

   53                  Federal Income Tax Considerations

                       CROSS REFERENCE TO ITEMS REQUIRED

                                BY FORM N-8B-2


Item No. of
Form N-8B-2            Caption
-----------            -------
   54                  Not Applicable

   55                  Not Applicable

   56                  Not Applicable

   57                  Not Applicable

   58                  Not Applicable

   59                  Financial Statements

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                Flexible Premium Variable Whole Life Insurance

This Prospectus describes a flexible premium variable whole life insurance policy being offered by Massachusetts Mutual Life Insurance Company ("MassMutual"). The Policy provides lifetime insurance protection and has flexibility with respect to premium payments, the amount of which payments is based upon the table of Selected Face Amounts chosen in the Application. Policyowners have several investment alternatives. An individual Policyowner may allocate the premium for his or her Policy among a Guaranteed Principal Account ("GPA") and the seventeen Separate Account divisions of a designated segment of Massachusetts Mutual Variable Life Separate Account I (the "Separate Account") after certain deductions have been made. (For details see Deductions From Premiums.) At any one time, only eight divisions are available to a Policyowner. The Separate Account divisions consist of five divisions (the "MML Divisions") which invest in MML Series Investment Fund, nine divisions, (the "Oppenheimer Divisions"), which invest in nine funds of Oppenheimer Variable Account Funds, and three divisions, (the "Panorama LifeSpan Divisions"), which invest in the Panorama LifeSpan Portfolios of the Panorama Series Fund, Inc.

The Death Benefit may, and Cash Surrender Value of a Policy most likely will, vary up or down depending on the investment performance of the divisions of the Separate Account (the "Divisions"). While there is no guaranteed minimum Cash Surrender Value for a Policy invested in the Separate Account, a Policy's Death Benefit will never be less than its Selected Face Amount. This amount can increase, decrease, or remain level each year based upon the Selected Face Amount and Death Benefit Option chosen by the Policyowner, subject to certain rules established by MassMutual. Furthermore, the Policy will not lapse provided there is sufficient Account Value available to pay applicable monthly charges. (For details see Account Value Charges.)

The Divisions have distinct investment portfolios. The MML Equity Division invests in shares of MML Equity Fund, which invests primarily in common stocks and other equity securities. The MML Equity Index Division invests in shares of MML Equity Index Fund, which seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The MML Blend Division invests in shares of MML Blend Fund, which invests in a portfolio that may include common stocks and other equity-type securities, bonds and other debt securities with maturities generally exceeding one year, and money market instruments and other debt securities with maturities generally not exceeding one year. The MML Managed Bond Division invests in shares of MML Managed Bond Fund, which invests primarily in publicly issued, readily marketable, fixed-income securities. The MML Money Market Division invests in shares of MML Money Market Fund, which invests primarily in short-term debt instruments. The Oppenheimer Global Securities Division invests in shares of Oppenheimer Global Securities Fund which invests primarily in securities of foreign issuers, growth type companies, cyclical industries and other securities which are believed will appreciate in value. The Oppenheimer Capital Appreciation Division invests in shares of Oppenheimer Capital Appreciation Fund which invests primarily in securities of growth-type companies. The Oppenheimer Growth Division invests in shares of Oppenheimer Growth Fund which invests primarily in securities of well-known companies. The Oppenheimer Growth & Income Division invests in shares of Oppenheimer Growth & Income Fund which invests primarily in equity and debt securities. The Oppenheimer Multiple Strategies Division invests in shares of Oppenheimer Multiple Strategies Fund which invests primarily in common stocks and other equity securities, bonds, other debt securities and "money market" securities. The Oppenheimer High Income Division invests in shares of Oppenheimer High Income Fund which invests primarily in lower-rated, high yield, high risk income securities. The Oppenheimer Strategic Bond Division invests in shares of Oppenheimer Strategic Bond Fund which invests primarily in: (i) foreign government and corporate debt securities; (ii) U.S. government securities; and (iii) lower-rated high yield, high-risk debt securities. The Oppenheimer Bond Division invests in shares of Oppenheimer Bond Fund which invests primarily in high yield fixed-income securities. The Oppenheimer Money Division invests in shares of Oppenheimer Money Fund which invests primarily in "money market" securities consistent with low capital risk and maintenance of liquidity. The Panorama LifeSpan Capital Appreciation Division invests in shares of the Panorama LifeSpan Capital Appreciation Portfolio, which invests primarily in equity securities. The Panorama LifeSpan Balanced Division invests in shares of Panorama LifeSpan Balanced Portfolio, which invests in equity securities and fixed income securities with a slightly stronger focus on equity securities. The Panorama LifeSpan Diversified Income Division invests in Panorama LifeSpan Diversified Income Portfolio, which invests in fixed income securities. (Collectively, these seventeen funds are referred to as the "Funds.") The shares of the underlying Funds purchased by the Divisions are held by MassMutual as custodian of the Separate Account. (For details regarding the charges against the Separate Account, see Separate Account Charges.)

All Policies are serviced through MassMutual's Home Office which is located in Springfield, Massachusetts. The mailing address is Massachusetts Mutual Life Insurance Company, Springfield, Massachusetts 01111. The telephone number is
(413) 788-8411.

                                August 11, 1997

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE PROSPECTUSES OF MML SERIES INVESTMENT FUND, THE OPPENHEIMER VARIABLE ACCOUNT FUNDS, PANORAMA SERIES FUND, INC. AND MML EQUITY INDEX FUND.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.

THE PURPOSE OF THE POLICY WE ARE OFFERING IS TO PROVIDE INSURANCE PROTECTION FOR A POLICY'S BENEFICIARY. WE DO NOT CLAIM THAT THE POLICY IS IN ANY WAY SIMILAR TO OR COMPARABLE TO A MUTUAL FUND'S SYSTEMATIC INVESTMENT PLAN.

REPLACING EXISTING INSURANCE WITH THE POLICY DESCRIBED IN THIS PROSPECTUS MAY NOT BE TO YOUR ADVANTAGE.

This Prospectus does not constitute an offer of, or solicitation of an offer to acquire, any interest or participation in the flexible premium variable whole life insurance policies offered by this Prospectus in any jurisdiction to anyone to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

Table Of Contents

                                                                                    Page
                                                                                    ----
Definitions Of Terms..............................................................     5

Basic Questions And Answers About Us And Our Policy...............................     7
  What is MassMutual?.............................................................     7
  What variable life insurance policy are We offering?............................     7
  Availability....................................................................     7
  Underwriting....................................................................     7
  What is the Account Value of the Policy?........................................     7
  What are the Divisions of the Separate Account?.................................     7
  What is the Guaranteed Principal Account ("GPA")?...............................     8
  Is the level of the Death Benefit guaranteed?...................................     8
  Is the Death Benefit subject to income taxes?...................................     8
  Does the Policy have a Cash Surrender Value?....................................     8
  What is a modified endowment contract?..........................................     9
  Can this Policy become a modified endowment contract?...........................     9
  What about Premiums?............................................................     9
  When are Initial Premiums allocated to the Guaranteed Principal Account or
   the Separate Account?..........................................................     9
  How can the Net Premium and the Account Value of the Policy be allocated
   among the Guaranteed Principal Account and the Separate Account Divisions?.....     9
  How long will the Policy remain in force?.......................................     9
  Are there charges against the Policy?...........................................     9
  What is the loan privilege and how does a loan affect the Policy's Death
   Benefit and Cash Surrender Value?..............................................    10
  Are dividends paid on the Policy?...............................................    10
  Do I have a right to cancel?....................................................    10

Charges Under The Policy..........................................................    10
  Deductions from Premiums........................................................    10
   Sales Load.....................................................................    10
   State Premium Tax Charge.......................................................    11
   Deferred Acquisition Cost ("DAC") Tax Charge...................................    11
  Account Value Charges...........................................................    11
   Administrative Charge..........................................................    11
   Charge for Cost of Insurance Protection........................................    11
   Underwriting Charge............................................................    11
  Separate Account Charges........................................................    11
   Charges for Mortality and Expense Risks........................................    11
   Charges for Federal Income Taxes...............................................    12
   Charges for Investment Advisory Services.......................................    12

The Separate Account..............................................................    14
  Investment of the Separate Account..............................................    14
  Rates of Return.................................................................    17

General Provisions Of The Policy..................................................    21
  Premiums........................................................................    21
  Planned Policy Premiums.........................................................    21
  Minimum Initial Policy Premium..................................................    21
  Minimum Case Premium............................................................    21
  Initial Case Premium Paid.......................................................    21
  Minimum and Maximum Premium Payments............................................    21
  Termination.....................................................................    22
  Grace Period....................................................................    22

Death Benefit Under The Policy....................................................    22

Account Value And Cash Surrender Value............................................    22
  Account Value...................................................................    22
  Automated Account Value Transfer................................................    23
  Investment Return...............................................................    23
  Cash Surrender Value............................................................    23
  Withdrawals.....................................................................    23

                                                                                    Page
                                                                                    ----
Policy Loan Privilege............................................................     24
  Source of Loan.................................................................     24
  If Loans Exceed the Policy Account Value.......................................     24
  Interest.......................................................................     24
  Repayment......................................................................     24
  Interest on Loaned Value.......................................................     24
  Effect of Loan.................................................................     24

Free Look Provision..............................................................     24

Exchange Privilege...............................................................     25

Your Voting Rights...............................................................     25

Our Rights.......................................................................     25

Directors And Executive Vice Presidents Of MassMutual............................     25

The Guaranteed Principal Account.................................................     26

Federal Income Tax Considerations................................................     27
  MassMutual - Tax Status........................................................     27
  Policy Proceeds, Premiums, and Loans...........................................     27
  Modified Endowment Contracts...................................................     28
  Diversification Standards......................................................     28

Additional Provisions Of The Policy..............................................     29
  Paid-up Policy Date............................................................     29
  Reinstatement Option...........................................................     29
  Payment Options................................................................     29
  Fixed Amount Payment Option....................................................     29
  Fixed Time Payment Option......................................................     29
  Interest Payment Option........................................................     29
  Lifetime Payment Option........................................................     29
  Joint Lifetime Payment Option..................................................     29
  Joint Lifetime Payment Option with Reduced Payments............................     30
  Withdrawal Rights under Payment Options........................................     30
  Beneficiary....................................................................     30
  Changing the Owner or Beneficiary..............................................     30
  Right to Substitute Insured....................................................     30
  Assignment.....................................................................     30
  Dividends......................................................................     30
  Limits on Our Right to Challenge the Policy....................................     30
  Misstatement of Age or Sex.....................................................     31
  Suicide........................................................................     31
  When We Pay Proceeds...........................................................     31

Records And Reports..............................................................     31

Sales And Other Agreements.......................................................     31
  Commissions Schedule...........................................................     31
  Bonding Arrangement............................................................     31

Legal Proceedings................................................................     32

Experts..........................................................................     32

Financial Statements.............................................................     32

Appendix A.......................................................................     76

Definition Of Terms

Account Value: The sum of the Variable Account Value and the Fixed Account Value of the Policy.

Automated Account Value Transfer: The automated transfer process which allows a Policyowner to specify, subject to applicable transfer rules, a specific dollar amount or a whole-number percentage of a Division's Account Value to be transferred monthly from that Division to any other Division(s) and/or the Guaranteed Principal Account.

Beneficiary: The person or persons that the Policyowner specifies to receive insurance proceeds after the Insured dies.

Case: A group of Policies sold to individuals with a common employment or other non-insurance motivated relationship. All Policies in a Case are aggregated for purposes of determining the Policy Date or Issue Date, underwriting requirements and sales load percentages.

Cash Surrender Value: The amount payable to a Policyowner upon Surrender of the Policy. It is equal to the Account Value less any Policy Debt.

Death Benefit: The amount payable to the named Beneficiary when the Insured dies. A choice of Death Benefits is available under the Policy (referred to as "Option 1" and "Option 2"). The Death Benefit equals the greater of the Selected Face Amount (plus the Account Value, under Option 2), or the Minimum Face Amount in effect on the date of death, less Policy Debt, plus unearned or minus unpaid monthly deductions.

Divisions: The subaccounts of the Separate Account, each of which invests in shares of either the MML Series Investment Fund, the Oppenheimer Variable Account Funds or the Panorama Series Fund, Inc.

Fixed Account Values: Account Values which are allocated to the GPA.

Free Look Period: The period during which a Policyowner may return the Policy. It must be within 10 days of receipt of the Policy, or within 10 days after the Policyowner receives the notice of a right to withdraw, or within 45 days after the date of Part I of the Application, whichever is latest (unless a different period is mandated under applicable state law). Until the expiration of the Free Look Period, amounts will be held in the MML Money Market Division.

Guaranteed Principal Account ("GPA"): A fixed account to which a Policyowner may allocate Net Premium or Account Value, which guarantees both the principal and a minimum interest rate.

Home Office: The Home Office of MassMutual is located at 1295 State Street in Springfield, Massachusetts.

Initial Case Premium Paid: The total dollar amount paid for all Policies in a Case before the Case is installed on the administrative system.

Insured: Person whose life this Policy insures.

Issue Date: The date shown on the Schedule Page. It is the start date of the suicide and contestability periods. It is also the date from which the Policy is in force if the first premium has been paid.

Minimum Face Amount: An amount equal to Account Value times the Minimum Face Amount percentage. This percentage depends upon the Insured's age, sex and smoking classification.

Monthly Calculation Date: The date on which the monthly deductions under the Policy are deducted from the Account Value. The first Monthly Calculation Date will be the Policy Date, and subsequent monthly deductions will be on the same date of each succeeding calendar month.

Net Premium: Premium paid less sales expense and premium tax charges.

Paid-up Policy Date: The Policy Anniversary Date nearest the Insured's 100th birthday.

Policy: The Flexible Premium Variable Life Insurance Policy With Table Of Selected Face Amounts offered by MassMutual that is described in this Prospectus.

Policy Anniversary: The anniversary of the Policy Date.

Policy Date: The date shown on the Schedule Page of the Policy used as the starting point for determining Policy Anniversary Dates, Policy Years and Monthly Calculation Dates.

Policy Debt: The amount of obligation from a Policyowner to MassMutual from outstanding loans made to the Policyowner under the Policy. This amount includes any loan interest accrued to date.

Policy Year: The twelve month period commencing with the Policy Date, and each successive twelve month period thereafter.

Policyowner: The corporation, partnership, trust, individual, or other entity who owns the Policy.

Premium: The total dollar amount paid for the Policy.

Premium Tax: The amount of premium tax, if any, charged by a state or other governmental authority.

Register Date: The date the Company allocates the initial premium less certain deductions to the Separate Account. It is the Valuation Date which is on, or next follows the later of the date on which We receive a completed Part I of the Application for this Policy at our Home Office or the date We receive the first premium payment for the Policy at our Home Office.

Selected Face Amount: The amount of insurance coverage chosen by the Policyowner.

Separate Account: The segregated asset account called "Massachusetts Mutual Variable Life Separate Account I" established by MassMutual under the laws of Massachusetts and registered as a unit investment trust under the Investment

Company Act of 1940, as amended. The Separate Account will be used to receive and invest premiums for this Policy and for other variable life insurance policies MassMutual issues, and for each such policy there will be a designated segment of the Separate Account.

Surrender: A surrender by the Policyowner of all rights under the Policy in exchange for the entire Cash Surrender Value under the Policy.

Valuation Date: Any date on which the net asset value of the shares of the Funds is determined. Generally, this will be any date on which the New York Stock Exchange (or its successor) is open for trading.

Valuation Period: The period of time from the end of one Valuation Date to the end of the next Valuation Date.

Valuation Time: The time the New York Stock Exchange (or its successor) closes on a Valuation Date (currently 4:00 p.m. New York time). All actions which are to be performed on a Valuation Date will be performed as of the Valuation Time.

Variable Account Values: Account Values which are allocated to any of the Divisions.

We or Us: Refers to MassMutual.

Withdrawal:  A withdrawal of Account Value by the Policyowner.

You or Yours: Refers to the Policyowner.

Basic Questions And Answers
About Us And Our Policy

What is MassMutual? MassMutual is a mutual life insurance company chartered in 1851 under the laws of Massachusetts. Its Home Office is located in Springfield, Massachusetts. MassMutual is licensed to transact life, accident and health business in all fifty states of the United States, the District of Columbia, Puerto Rico and certain provinces of Canada. As of December 31, 1996, MassMutual had total contingency reserves in excess of $2.6 billion and consolidated assets of $55.8 billion.

On February 29, 1996, the merger of Connecticut Mutual Life Insurance Company ("Connecticut Mutual") with and into MassMutual was completed. The separate existence of Connecticut Mutual has ceased. MassMutual continues its corporate existence under its current name.

What variable life insurance policy are We offering? In this Prospectus We are offering a Flexible Premium Variable Whole Life Insurance Policy With Table Of Selected Face Amounts (the "Policy"). We issue this Policy to provide for a Death Benefit and Cash Surrender Value, as well as loan privileges and flexible premiums. It is called "flexible" because the Policyowner may select the timing and amount of premium payments. It is called "variable" because, unlike the fixed benefits of a traditional whole life policy, the Death Benefit may, and Cash Surrender Value most likely will, vary to the extent that the Account Value under the Policy is allocated to the Division(s). Certain provisions of the Policy as described herein may be somewhat different in any particular state because of specific state requirements.

The Policy is a legal contract between the Policyowner and MassMutual. The entire contract consists of the application to the Policy (the "Application"), the Policy and any amendments or riders added thereto.

Availability. The Policy is available on a "Case" or, state law permitting, on an individual basis. "Case basis" means that the Insureds share a common employment or other institutional relationship and that all Policies in the Case are aggregated for purposes of determining Issue Dates, Policy Dates, underwriting requirements and sales load percentages. If an individual Insured owns the Policy, he or she may exercise all rights and privileges under the Policy through their Employer or other sponsoring entity acting as Case administrator. After termination of the employment or other relationship, an individual who owns the Policy may exercise such rights and privileges directly with MassMutual.

The minimum Selected Face Amount is $25,000 per life for ages 20 through 85 (age nearest birthday). The minimum Case premium is $250,000 of first year annualized premium. The Insured may not be younger than age 20 nor older than age 85 as of the Policy Date for Policies issued on a regular underwriting basis. For Policies underwritten on a guaranteed issue underwriting basis or on a simplified issue underwriting basis, the Insured may not be younger than age 20 nor older than age 65 as of the Policy Date. Before issuing any Policy We will require satisfactory evidence of insurability, except under a guaranteed issue underwriting approach if the Insured is not older than age 65 as of the Policy Date.

Underwriting. The Policies within a Case are underwritten on the same basis, i.e., a regular underwriting, simplified issue underwriting, or guaranteed issue underwriting approach is used for all Policies in a Case. Availability of a regular underwriting approach is subject to state approval. Mortality charges vary depending on the type of underwriting used.

What is the Account Value of the Policy? The Account Value is determined by the amount and frequency of premium payments, the investment experience of the Divisions chosen by the Policyowner (the Variable Account Value), the interest earned on Account Value allocated to the GPA (the Fixed Account Value), and any Withdrawals or charges imposed in connection with the Policy. The Policyowner bears the investment risk of any depreciation in value of the underlying assets of the Divisions but also may benefit from any appreciation in value. For details see Account Value.

What are the Divisions of the Separate Account? The Separate Account has seventeen Divisions - the MML Equity Division, the MML Equity Index Division, the MML Blend Division, the MML Managed Bond Division, the MML Money Market Division, the Oppenheimer Global Securities Division, the Oppenheimer Capital Appreciation Division, the Oppenheimer Growth Division, the Oppenheimer Growth & Income Division, the Oppenheimer Multiple Strategies Division, the Oppenheimer High Income Division, the Oppenheimer Strategic Bond Division, the Oppenheimer Bond Division, the Oppenheimer Money Division, the Panorama LifeSpan Capital Appreciation Division, the Panorama LifeSpan Balanced Division and the Panorama LifeSpan Diversified Income Division. Each Division invests only in shares of a single investment company or a single series of an investment company. The Divisions are intended to provide money to pay benefits under the Policy but do not guarantee a minimum interest rate or guarantee against asset depreciation. For details see The Separate Account.

The MML Equity Division invests in shares of MML Equity Fund. The MML Equity Index Division invests in shares of MML Equity Index Fund. The MML Blend Division invests in shares of MML Blend Fund. The MML Managed Bond Division invests in shares of MML Managed Bond Fund. The MML Money Market Division invests in shares of MML Money Market Fund. Oppenheimer Global Securities, Capital Appreciation, Growth, Growth & Income, Multiple Strategies, High Income, Strategic Bond, Bond and Money Divisions invest in shares of Oppenheimer Global Securities Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Growth & Income Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer High Income Fund, Oppenheimer Strategic Bond Fund, Oppenheimer Bond Fund and Oppenheimer Money Fund, respectively. The Panorama LifeSpan Capital Appreciation,

Balanced and Diversified Income Divisions invest in shares of Panorama LifeSpan Capital Appreciation, Balanced and Diversified Income Portfolios, respectively.

MML Equity Fund, MML Equity Index Fund, MML Blend Fund, MML Managed Bond Fund and MML Money Market Fund (the "MML Funds") are separate series of shares of MML Series Investment Fund (the "MML Trust"), a no-load, open-end management investment company. MassMutual acts as investment manager to each of the MML Funds. Concert Capital Management, Inc. ("Concert") served as the investment sub-adviser to the MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson & Company, Inc. ("Babson") effective December 31, 1996. At such time, Concert and Babson were wholly-owned subsidiaries of Babson Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund.

MassMutual has also entered into an investment sub-advisory agreement with Mellon Equity Associates ("Mellon Equity") to serve as the investment sub-adviser to the MML Equity Index Fund. MassMutual, Babson and Mellon Equity are registered as investment advisers under the Investment Advisers Act of 1940.

MassMutual is also the investment adviser to MassMutual Corporate Investors and MassMutual Participation Investors, closed-end investment companies; certain wholly-owned subsidiaries of MassMutual; and various employee benefit plans. MassMutual also serves as the collateral co-manager for MassMutual Carlson CBO, N.V.

OppenheimerFunds, Inc. ("OFI") supervises the investment operations of the Oppenheimer Variable Account Funds (the "Oppenheimer Trust"), and the Panorama Series Fund, Inc., ("Panorama Fund"), determines the composition of each respective portfolio, and furnishes advice and recommendations with respect to the investments, investment policies and purchase and sale of securities, pursuant to an investment advisory agreement with each Oppenheimer Fund and Panorama Portfolio. Oppenheimer Global Securities Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Growth & Income Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer High Income Fund, Oppenheimer Strategic Bond Fund, Oppenheimer Bond Fund, and Oppenheimer Money Fund (the "Oppenheimer Funds") are part of the Oppenheimer Trust. Panorama LifeSpan Capital Appreciation Portfolio, Panorama LifeSpan Balanced Portfolio and Panorama LifeSpan Diversified Income Portfolio (the "Panorama LifeSpan Portfolios") are part of the Panorama Fund. Both the Oppenheimer Trust and the Panorama Fund are open-end, diversified, management investment companies, which are available to act as the investment vehicle for separate accounts for variable insurance policies offered by insurance companies.

OFI, located at Two World Trade Center, New York, NY 10048-0203, has operated as an investment adviser since April 30, 1959. It and its affiliates currently advise U.S. investment companies with assets aggregating over $62 billion as of December 31, 1996, and having more than 3 million shareholder accounts. OFI is owned by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of OFI, and ultimately controlled by MassMutual. OFI is registered as an investment adviser under the Investment Advisers Act of 1940.


The Manager, OppenheimerFunds, Inc., has engaged three sub-advisers: Babson-Stewart Ivory International ("Babson-Stewart"), BEA Associates ("BEA") and Pilgrim Baxter & Associates ("Pilgrim Baxter") to provide day-to-day portfolio management for certain components of the Panorama LifeSpan Portfolios.

What is the Guaranteed Principal Account ("GPA")? As an alternative to the Separate Account, the Policyowner may allocate Net Premium or transfer Account Value to the GPA. Amounts so allocated or transferred become part of MassMutual's general account assets. The Policyowner is not entitled to share in the investment experience of those assets. Rather, MassMutual guarantees a rate of return on the allocated amount equal to 3%. Although MassMutual is not obligated to credit interest at a rate higher than this minimum, it may declare a higher rate applicable for such periods as it deems appropriate. For details see The Guaranteed Principal Account.

Is the level of the Death Benefit guaranteed? There are two Death Benefit options. The Death Benefit equals the greater of the Policy's Selected Face Amount for the Policy Year of death (plus the Account Value on the date of death if Death Benefit Option 2 is elected) or the Minimum Face Amount in effect on the date of death of the Insured. Death Benefit proceeds under either Option will be reduced by any outstanding Policy Debt, plus or minus unearned or unpaid monthly deductions. So long as the Policy remains in force, the Death Benefit You have selected will be available. For details see Death Benefit Under The Policy.

Is the Death Benefit subject to income taxes? A Death Benefit paid under our Policies is usually fully excludable from the gross income of the Beneficiary for federal income tax purposes.

For details see Cash Surrender Value; Federal Income Tax Considerations - Policy Proceeds, Premiums and Loans.

Does the Policy have a Cash Surrender Value? The Policyowner may surrender the Policy at any time and receive its Account Value less any Policy Debt. There is no surrender charge. Withdrawals are allowed subject to certain restrictions and are subject to a withdrawal charge of 2.0% of the Account Value not to exceed $25.00 deducted from each Withdrawal. For details see Withdrawals. The Cash Surrender Value of a Policy fluctuates with the investment performance of the Divisions in which the Policy has Account Value, and with the interest rate on the amount held in the GPA. It may increase or decrease daily.

For federal income tax purposes, the Policyowner usually is not taxed on increases in the Cash Surrender Value until the Policy is surrendered. In connection with certain Withdrawals of Account Value and loans on the Policy, however, the Policyowner may be taxed on all or a part of the amount distributed.

For details see Cash Surrender Value; Federal Income Tax Considerations - Policy Proceeds, Premiums and Loans.

What is a modified endowment contract? A modified endowment contract (as defined by the Internal Revenue Code) is a life insurance policy under which the premiums paid during the first seven contract years exceed the cumulative premiums payable under a policy providing for guaranteed benefits upon the payment of seven level annual premiums. Certain changes to a life insurance policy can subject it to retesting for a new seven-year period. During an insured's lifetime, distributions from a modified endowment contract, including collateral assignments, loans, and withdrawals, are taxable to the extent of any income in the contract and may also incur a penalty tax if the Policyowner is not 59 1/2. For details see Modified Endowment Contracts.

Can this Policy become a modified endowment contract? Since this Policy permits flexible premium payments, it may become a modified endowment contract. The Company has the systems capacity to test a Policy at issue to determine whether it will be classified as a modified endowment contract ("MEC"). This test examines the Policy for MEC status at the time of issue. The Company has further safeguards in place to monitor whether a Policy may become a modified endowment contract after issue.

For details see Federal Income Tax Considerations - Modified Endowment
Contracts.

What about Premiums? There are five concepts which are important to the discussion of premiums for this Policy: the minimum initial Policy premium; the minimum annual planned Policy premium; the planned Policy premium; the minimum Case premium; and the Initial Case Premium Paid.

A minimum initial Policy premium is payable either at the time You submit Your Application or at some time prior to the delivery of the Policy. The minimum annual planned Policy premium is a level amount used in determining the sales load percentage breakpoint and varies by initial Selected Face Amount, issue age, and sex. The planned Policy premium is elected on the Application and becomes the basis for the Policy's premium billing. The amount of planned Policy premiums originally selected in the Application may be changed at any time upon written request.

The minimum Case premium is $250,000 of first year annualized premium for all Policies in a Case. The Initial Case Premium Paid is the amount of premium for all Policies in a Case on deposit with MassMutual at the time the Policies are installed on the administration system. The Initial Case Premium Paid determines sales load percentages for all Policies in that Case.

For details see General Provisions Of The Policy - Premiums.

When are Initial Premiums allocated to the Guaranteed Principal Account or the Separate Account? The initial Net Premium (i.e., premium paid less the deductions described in Deductions From Premiums) will be allocated to the MML Money Market Division, which invests in the MML Money Market Fund (see Free Look Provision). At the end of the Free Look Period, the Account Value will be allocated to the GPA and/or Divisions according to the Policyowner's instructions in the Application and subject to MassMutual's allocation rules.

How can the Net Premium and the Account Value of the Policy be allocated among the Guaranteed Principal Account and the Divisions? When You apply for a Policy You choose the percentages of Your premiums to be allocated to the Divisions (maximum of eight at one time) and the GPA. A Policyowner may choose any whole-number percentages as long as the total is 100%. The allocation of future Net Premiums may be changed at any time without charge.

The Account Value of the Policy may be transferred between the GPA and/or the Divisions by written request. Account Value may be transferred by dollar amount or by whole-number percentage, subject to restrictions. Only eight Divisions are available to a Policyowner at any one time. To allocate Net Premiums or to transfer Account Value to a ninth Division, the Policyowner must transfer 100% of the Account Value from one or more of the eight Divisions to which allocations are currently made. For details, see The Separate Account. Automated Account Value Transfer is also available. For details, see Automated Account Value Transfer. For details see Account Value.

How long will the Policy remain in force? The Policy does not automatically terminate for failure to pay planned Policy premiums. Payment of these amounts does not guarantee the Policy will remain in force. The Policy terminates only when the Account Value less any Policy Debt is insufficient to pay the monthly deduction, and a grace period expires without sufficient payment. For details see Termination and Grace Period.

Are there charges against the Policy? Certain charges are made against the Policy. Before allocation of any premium to the Account Value, a percentage of each premium paid is deducted for expenses related to the sale and distribution of the Policies. These charges are called sales loads and the percentages vary depending on the total Initial Case Premium Paid for all Policies in the Case before installation on the administration system. There are two additional deductions from gross premiums: (i) for state premium taxes; and (ii) for Deferred Acquisition Cost ("DAC") tax expense. Each premium, net of these charges, is allocated to the GPA or the Divisions and becomes a part of the Account Value. For details see Deductions From Premium.

Certain monthly charges are deducted directly from the Policy's Account Value on each Monthly Calculation Date. These monthly deductions are equal to the sum of a mortality charge, an administrative charge, and an underwriting charge.

The underwriting charge is only applicable for Policies issued under a regular underwriting approach.

Some deductions are made on a daily basis against the assets of the Divisions. A daily charge calculated at a current annual rate of .30% of the value of the assets of each Division is charged for mortality and expense risks.  In no event will this rate exceed
 .60%. Similarly, tax assessments are calculated daily. Currently, We are not making any charges for income taxes, but We may make charges in the future against the Divisions for federal income taxes attributable to them.

Withdrawals of Account Value are permitted subject to certain restrictions. A charge equal to the lesser of $25 or 2.0% of the amount withdrawn is imposed for each Withdrawal.

For details see Charges Under The Policy and Federal Income Tax Considerations.


What is the loan privilege and how does a loan affect the Policy's Death Benefit and Cash Surrender Value? While the Policy is in force, a loan may be made on the Policy, in a maximum amount equal to the Account Value on the date the loan is to be made reduced by: (i) any outstanding Policy Debt; (ii) interest on the loan being made and on any outstanding Policy Debt to the next Policy Anniversary Date; and (iii) an amount equal to the most recent monthly charge for the Policy multiplied by the number of Monthly Calculation Dates from the date the loan is made, up to and including the next Policy Anniversary Date. (The maximum loan amount may be different if required by state law.) For details see Policy Loan Privilege.

Are dividends paid on the Policy? The Policy is participating, therefore, it may share in any dividends that MassMutual pays. Dividends are based on the Policy's contribution to any divisible surplus of MassMutual. Any dividends will be payable on the Policy Anniversary Date. MassMutual does not expect that any dividends will be paid under the Policies. For details see Dividends.

Do I have a right to cancel? Under the Free Look Provisions, the Policyowner has a limited right to return the Policy and receive a refund. This right expires on the latest of the following:

 .    Ten days after You receive the Policy; or

 .    Ten days after You  receive a Notice of Withdrawal Right; or

 .    45 days after Part 1 of the Policy Application was signed.

The Policy may be returned to our Home Office, to any of our agency offices, or to the agent who sold You the Policy. For details see Free Look Provision.

Charges Under The Policy

Certain charges are deducted to compensate MassMutual for providing the insurance benefits under the Policy, for administering the Policy, for assuming certain risks, and for incurring certain expenses in distributing the Policy.

DEDUCTIONS FROM PREMIUMS

Prior to the allocation of the premium payment to the GPA or the selected Divisions, a deduction as a percentage of premium is made for the sales load, state premium taxes, and the DAC tax charge. The sales load percentage varies depending on the total Initial Case Premium Paid for all Policies in the Case.

Sales Load. Effective January 1, 1997 (subject to state availability), the sales load component of the premium deduction is based on the total Initial Case Premium Paid for all Policies under a Case before installation on the administration system. For Policies issued under a Case with an Initial Case Premium Paid of less than $3,500,000, the sales load percentages will decrease after the fifth Policy Year. For Policies issued under a Case with an Initial Case Premium Paid of $3,500,000 or more, the sales load will not change after the fifth Policy Year. Please note for Policies issued under a Case with an Initial Case Premium Paid of less than $3,500,000, the premiums are tracked on an annual cumulative basis for each Policy, and the year 1 through 5 sales load percentages will be higher on premium payments made below the specified minimum annual planned Policy premium.

                                   Sales Load

Initial Case Premium Paid                                 Years 1-5   Years 6+
Less than $3,500,000
 Less than or equal to the
 Minimum Planned Policy
 Premium                                                     18.00%      6.00%

 Greater than the Minimum
 Planned Policy Premium                                       6.00%      6.00%

Greater than or equal to
$3,500,000 but less than
$7,000,000                                                    5.50%      5.50%

Greater than or equal to
$7,000,000 but less than
$10,000,000                                                   3.25%      3.25%

Greater than or equal to
$10,000,000                                                    .75%       .75%

For Policies issued under a Case installed on the administration system prior to January 1, 1997, the following sales load provision applies. For Policies issued under a Case with an Initial Case Premium Paid of less than $1,000,000, the sales load percentages will decrease after the fifth Policy Year. For Policies issued under a Case with an Initial Case Premium Paid of $1,000,000 or more, the sales load will not change after the fifth Policy Year. Please note for Policies issued under a Case with an Initial Case Premium Paid of less than $1,000,000, the premiums are tracked on an annual cumulative basis for each policy, and the year 1 through 5 sales load percentages will be higher on premium payments made below the specified minimum annual planned Policy premium.

                   Sales Load

Initial Case Premium Paid     Years 1-5   Years 6+
Less than $1,000,000

 Less than or equal to the
 Minimum Planned Policy
 Premium                          18.00%      6.00%

 Greater than the Minimum
 Planned Policy Premium            6.00%      6.00%

Greater than or equal to
$1,000,000 but less than
$2,500,000                         7.00%      7.00%

Greater than or equal to
$2,500,000 but less than
$5,000,000                         5.50%      5.50%

Greater than or equal to
$5,000,000 but less than
$10,000,000                        4.00%      4.00%

Greater than or equal to
$10,000,000                        3.25%      3.25%

The amount of the sales load in a Policy Year is not necessarily related to our actual sales expenses for that particular year. To the extent that sales expenses are not covered by the sales load, they will be recovered from MassMutual surplus, including any amounts derived from the mortality and expense risk charge or the cost of insurance charge. For a discussion of the commissions paid under the Policy, see Sales And Other Agreements - Commission Schedule. During 1996, the aggregate amount of sales load deductions was $611,325.

State Premium Tax Charge. Various states apply premium taxes at various rates. We currently deduct a percentage equal to the applicable state rate of each premium to cover premium taxes assessed against MassMutual by the various states. The applicable state rate will be either the Massachusetts rate or a higher rate. The current state premium tax charge ranges from 2.0% to 4.0% of each premium. This charge may increase or decrease to reflect either any change in the tax or changes of residence. The Policyowner should notify MassMutual of any change of residence. Any change in this charge would be effective immediately. During 1996, the aggregate state premium tax charge was $143,879.

Deferred Acquisition Cost ("DAC") Tax Charge. We deduct 1.0% of each premium to cover a federal premium tax assessed against MassMutual. This charge is reasonable in relation to MassMutual's federal income tax burden, under Internal Revenue Code Section 848, resulting from the receipt of premiums. During 1996, the aggregate DAC tax charge was $64,472.

ACCOUNT VALUE CHARGES

On each Monthly Calculation Date, a monthly administrative charge, a cost of insurance charge (also referred to as the Mortality Charge in the Policy) and an underwriting charge (if applicable) are deducted from the Variable Account Value and Fixed Account Value in proportion to the non-loaned Account Value in the Separate Account and the GPA.

Administrative Charge. A monthly charge is deducted to compensate MassMutual for costs incurred in providing certain administrative services including premium collection, recordkeeping, processing claims, and communicating with Policyowners. Currently, the charge is $5.25 per month, or $63 annually, for each Policy. While this charge may increase or decrease, the maximum monthly administrative charge is $9 per month. (The maximum charge may be different if required by state law.) Such charges will not exceed the actual cost for such services. During 1996, the aggregate amount of deductions for administrative charges was $4,846.

Charge for Cost of Insurance Protection. A charge for the cost of insurance protection is deducted on each Monthly Calculation Date and is based on the Insured's sex, attained age, the Policy Year in which the deduction is made, the smoker and rating class of the Policy, and the type of underwriting used for the Case. The charge varies monthly because it is determined by multiplying the applicable cost of insurance rates by the amount at risk each Policy month. The maximum monthly cost of insurance charge for each $1,000 of insurance for which a charge applies is shown in the Table of Maximum Monthly Mortality Charges in the Policy. MassMutual may charge less than these maximum charges. Any change in these charges will apply to all Policies in the same class. During 1996, the aggregate amount of deductions for cost of insurance protection was $104,522.

Underwriting Charge. A monthly underwriting charge is deducted from Policies that are issued under a regular underwriting basis. The charge is based on the amount of insurance underwritten before the Case is installed on the administration system. This charge is fixed for a set number of Policy Years and is shown in the Other Information section of the Policy's Schedule Page. During 1996, the aggregate amount of deductions for the underwriting charge was $23,523.

SEPARATE ACCOUNT CHARGES

Charges for Mortality and Expense Risks. We charge the Divisions for the mortality and expense risks We assume. We deduct a daily charge at a current effective annual rate of 0.30% of the value of each Division's assets that come from the Policy. While this charge may increase or decrease, the maximum charge is 0.60% annually. The aggregate amount of such charges, which are paid quarterly, against the Separate Account divisions in 1996 was $6,306.

The mortality risk We assume is that the group of lives insured under our Policies may, on average, live for shorter periods of time than We estimated. The expense risk We assume is that our costs of issuing and administering Policies may be more than We estimated.

If all the money We collect from this charge is not needed to cover Death Benefits and expenses, it will be our gain and will be used for any proper purpose, including payment of sales commissions. Conversely, even if the money We collect is insufficient, We will provide for all Death Benefits and expenses.

Charges for Federal Income Taxes. We do not currently make any charge against the Divisions for federal income taxes attributable to them. We may make such a charge eventually, however, in order to provide for the future federal income tax liability of the Divisions. For more information on charges for federal income taxes, see Federal Income Tax Considerations - MassMutual - Tax Status.

Charges for Investment Advisory Services. MassMutual serves as investment manager of each of the MML Funds pursuant to investment management agreements, four of which provide for the MML Equity Fund, MML Blend Fund, MML Managed Bond Fund and MML Money Market Fund to pay MassMutual a quarterly fee at the annual rate of .50% of the first $100,000,000 of the MML Fund's average daily net asset value, .45% of the next $200,000,000, .40% of the next $200,000,000 and .35% of any excess over $500,000,000. MassMutual has entered into sub-advisory agreements with David L. Babson & Company, Inc. ("Babson") whereby Babson manages the investment of the assets of the MML Equity Fund and the Equity Sector of MML Blend Fund. Pursuant to the sub-advisory agreements, MassMutual pays Babson (1) a quarterly investment management fee equal to an annual rate of 0.13% of the average daily net asset value of MML Equity Fund as of the close of each business day and (2) a quarterly investment management fee equal to an annual rate of 0.13% of the average daily net asset value of the Equity Sector of MML Blend Fund as of the close of each business day.

MassMutual serves as investment manager of the MML Equity Index Fund pursuant to an investment manager agreement which provides for the Fund to pay MassMutual a quarterly fee at the rate of 0.40% of the first $100 million of net assets, of the MML Equity Index Fund, 0.38% of the next $150 million of net assets and 0.36% of net assets over $250 million. MassMutual has entered into a sub-advisory agreement with Mellon Equity whereby Mellon Equity manages the investment and reinvestment of the assets of the MML Equity Index Fund as sub-adviser of the Fund. For providing its services under the sub-advisory agreement with MassMutual, Mellon Equity will receive a monthly fee, computed daily at an annual rate based on the collective daily net asset value of the MML Equity Index Fund. The annual fee paid to Mellon Equity is as follows: 0.09% for the first $100 million of net assets, 0.07% of the next $150 million of net assets, and 0.05% of net assets over $250 million.

The monthly management fee payable to OFI in its capacity as investment adviser to the Panorama LifeSpan Portfolios is based on the average daily net asset value of each Panorama Portfolio. The annual management fees paid to OFI are as follows: (i) for Panorama LifeSpan Diversified Income Portfolio: 0.750% of the Portfolios average annual net asset value up to $250 million and 0.65% thereafter; (ii) for Panorama LifeSpan Balanced Portfolio: 0.850% of the Portfolio average annual net asset value up to $250 million and 0.75% thereafter; and (iii) for Panorama LifeSpan Capital Appreciation Portfolio:
0.850% of the Portfolio average annual net asset value up to $250 million and 0.75% thereafter. OFI's management agreement with the Panorama Fund allows OFI to enter into sub-adviser agreements with other investment advisers under which the sub-adviser may manage the investments of one or more of the underlying Portfolios of the Panorama Fund. OFI has entered into investment sub-advisory agreements with three sub-advisers to assist in the selection of portfolio investments for the Panorama Fund's LifeSpan Diversified Income Portfolio, LifeSpan Balanced Portfolio, and LifeSpan Capital Appreciation Portfolio.

Babson-Stewart Ivory International ("Babson-Stewart") located in Cambridge, Massachusetts is the sub-adviser to the international stock components of the LifeSpan Balanced Portfolio and the LifeSpan Capital Appreciation Portfolio. Babson-Stewart is a partnership formed in 1987 between David L. Babson & Company, Inc., an indirect wholly-owned subsidiary of MassMutual, and Stewart Ivory & Company, Ltd., located in Edinburgh, Scotland. For providing its services under the sub-advisory agreement with OFI, Babson-Stewart will receive a monthly fee from OFI, computed daily at an annual rate based on the average daily net asset value of the portion of the LifeSpan Capital Appreciation Portfolio and LifeSpan Balanced Portfolio allocated to the international equity component. The annual fee paid to Babson-Stewart is as follows: 0.75% for the first $10 million of net assets, 0.625% of the next $15 million of net assets, 0.50% of the next $25 million of net assets, and 0.375% of net assets over $50 million. For purposes of determining the break-points in the sub-advisory fee, the assets of the LifeSpan Capital Appreciation Portfolio and the LifeSpan Balanced Portfolio are not aggregated

BEA Associates ("BEA") located in New York, New York is the sub-adviser to the high yield bond component of the LifeSpan Diversified Income Portfolio, LifeSpan Balanced Portfolio, and LifeSpan Capital Appreciation Portfolio. For providing its services under the sub-advisory agreement with OFI, BEA will receive a monthly fee from OFI, computed daily at an annual rate based on the collective average daily net asset value of the portion of the LifeSpan Diversified Income, LifeSpan Capital Appreciation, and LifeSpan Balanced Portfolios allocated to the high yield bond component. The annual fee paid to BEA is as follows: 0.45% for the first $25 million of collective net assets, 0.40% of the next $25 million of collective net assets, 0.35% of the next $50 million of collective net assets, and 0.25% of collective net assets over $100 million. For purposes of calculating the fee payable to BEA, the collective net assets of the portion of the LifeSpan Portfolios allocated to the high yield bond component are aggregated with that portion of the net assets of Oppenheimer Series Fund, Inc. managed by BEA.

Pilgrim, Baxter & Associates ("Pilgrim Baxter") is the sub-adviser to the small cap component of the LifeSpan Balanced Portfolio and the LifeSpan Capital Appreciation Portfolio. For providing its services under the sub-advisory agreement with OFI, Pilgrim Baxter will receive a monthly fee from OFI, computed daily at an annual rate based on the collective average daily net asset value of the portion of the

LifeSpan Balanced Portfolios and LifeSpan Capital Appreciation Portfolio allocated to the small cap component. The annual fee paid to Pilgrim Baxter is 0.60% of collective net assets. For purposes of calculating the fee payable to Pilgrim Baxter, the collective net asset values of the portion of the LifeSpan Portfolios allocated to the small cap component are aggregated with that portion of the net assets of Oppenheimer Series Fund, Inc. managed by Pilgrim Baxter.


The monthly management fee payable to OFI in its capacity as investment adviser to the Oppenheimer Funds is computed separately on the net assets of each Fund as of the close of business each day. The management fee rates are as follows:
(i) for Money Fund: 0.450% of the first $500 million of net assets, 0.425% of the next $500 million, 0.400% of the next $500 million, and 0.375% of net assets over $1.5 billion; (ii) for Capital Appreciation Fund, Growth Fund, Growth & Income Fund, Multiple Strategies Fund, and Global Securities Fund:
0.75% of the first $200 million of net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of net assets over $800 million; and (iii) for High Income Fund, Bond Fund, and Strategic Bond Fund: 0.75% of the first $200 million of net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of net assets over $1 billion.

MML Series Investment Fund Annual Expenses for 1996
(as a percentage of the average net assets of a Fund)

                                                               Total Fund
                             Management Fees   Other           Operating
                                               Expenses/(1)/   Expenses

MML Equity Fund              0.381%            0.004%           0.385%
MML Equity Index Fund         0.40% (2)         0.11% (2)        0.51% (2)
MML Blend Fund               0.373%            0.003%           0.376%
MML Managed Bond Fund        0.479%            0.027%           0.506%
MML Money Market Fund        0.490%            0.033%           0.523%


(1) MassMutual has agreed to bear the expenses of each of the MML Funds (other than the management fee, interest, taxes, brokerage commissions and extraordinary expenses) in excess of 0.11% of average daily net asset value of the MML Funds through April 30, 1998. During 1996, no expenses were required to be reimbursed pursuant to this undertaking. In addition, MassMutual does not expect that it will be required to reimburse any expenses of the MML Equity Fund, MML Blend Fund, MML Managed Bond Fund and MML Money Market Fund due to this undertaking in 1997. MassMutual does expect to reimburse expenses of the MML Equity Index Fund in 1997.

(2) The MML Equity Index Fund had no operating expenses in 1996 since it had not yet commenced operations. These figures represent MassMutual's estimate of the total fund operating expenses for the MML Equity Index Fund in 1997.

Oppenheimer Variable Account Funds Annual Expenses for 1996
(as a percentage of the average net assets of a Fund)


                                                                           Total Fund
                                        Management Fees   Other Expenses   Operating
                                                                           Expenses

Oppenheimer Global Securities Fund      0.73%             0.08%            0.81%
Oppenheimer Capital Appreciation Fund   0.72%             0.03%            0.75%
Oppenheimer Growth Fund                 0.75%             0.04% (1)        0.79% (1)
Oppenheimer Growth & Income Fund        0.75%             0.25%            1.00%
Oppenheimer Multiple  Strategies Fund   0.73%             0.04%            0.77%
Oppenheimer High Income Fund            0.75%             0.06%            0.81%
Oppenheimer Strategic Bond Fund         0.75%             0.10%            0.85%
Oppenheimer Bond Fund                   0.74%             0.04%            0.78%
Oppenheimer Money Fund                  0.45%             0.04%            0.49%


(1) In 1996, OFI, on a voluntary one-time basis, agreed to reimburse the Oppenheimer Growth Fund an amount equal to 0.02% of average daily net asset value due to non-recurring expenses incurred in connection with the Jefferson Pilot Appreciation Fund, Inc. acquisition. Absent this reimbursement, the Other Expenses for this Fund would have been 0.06% and the Total Operating Expenses would have been 0.81%. OFI does not anticipate making any expense reimbursements to this Fund in 1997.

Panorama Series Fund, Inc. Annual Expenses for 1996 - (LifeSpan Portfolios) (as a percentage of the average net assets of a Portfolio)


                                                                   Total Fund
                                                      Other        Operating
                                   Management Fees    Expenses     Expenses
Panorama LifeSpan                  0.75%              0.32%        1.07%
 Diversified Income
 Portfolio
Panorama LifeSpan Balanced         0.85%              0.32%        1.17%
 Portfolio
Panorama LifeSpan Capital          0.85%              0.45%        1.30%
 Appreciation Portfolio


During 1996, MassMutual earned investment management fees of $5,787,673 from MML Equity Fund, $7,525,674 from MML Blend Fund, $820,434 from MML Managed Bond Fund and $612,946 from MML Money Market Fund. During this same period, Mellon Equity did not earn any fees because the MML Equity Index had not yet commenced operations. During 1996, Babson earned investment management fees from MassMutual of $1,982,566 for providing sub-advisory services to the MML Equity Fund and $1,450,325 for providing sub-advisory services to the Equity Sector of the MML Blend Fund.

During 1996, OFI earned investment management fees of $3,395,740 from the Oppenheimer Global Securities Fund, $3,382,840 from the Oppenheimer Capital Appreciation Fund, $1,139,255 from the Oppenheimer Growth Fund, $160,819 from the Oppenheimer Growth & Income Fund, $3,132,569 from the Oppenheimer Multiple Strategies Fund, $1,177,754 from the Oppenheimer High Income Fund, $618,338 from the Oppenheimer Strategic Bond Fund, $2,188,350 from the Oppenheimer Bond Fund, and $445,899 from the Oppenheimer Money Fund.

During 1996, OFI earned investment management fees of $171,569 from the Panorama LifeSpan Diversified Income Portfolio, $355,893 from the Panorama LifeSpan Balanced Portfolio, and $281,564 from the Panorama LifeSpan Capital Appreciation Portfolio.

The Separate Account

The Separate Account was established on July 13, 1988 as a separate investment account of MassMutual by MassMutual's Board of Directors in accordance with the provisions of Section 132G of Chapter 175 of the Massachusetts General Laws. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Registration does not involve supervision of the management or investment practices or policies of either the Separate Account or of MassMutual. Under Massachusetts law, however, both MassMutual and the Separate Account are subject to regulation by the Division of Insurance of the Commonwealth of Massachusetts. Designated segments of the Separate Account will be used to receive and invest premiums for other variable life insurance policies issued by MassMutual. Such a segment has been established for the Policies.

Although the assets of the Separate Account are assets of MassMutual, that portion of the Separate Account assets equal to the reserves and other liabilities of the Separate Account attributable to the Policies may not be used to satisfy any obligations that may arise out of any other business We may conduct. They may, however, become subject to liabilities arising from other variable life insurance policies which the Separate Account funds. In addition, We may from time to time, at our discretion, transfer to our general account those assets which exceed the reserves and other liabilities of the Separate Account. Such transfers will not adversely affect the Separate Account.

Income, realized gains or losses, and unrealized gains or losses from each Division are credited to or charged against that Division without regard to any of our other income, gains, or losses.

MassMutual may accumulate in the Separate Account the charge for expense and mortality risks, monthly charges assessed against the Policy and investment results applicable to those assets that are in excess of net assets supporting the Policies.

MassMutual has the right to establish additional divisions of the Separate Account from time-to-time. Amounts credited to any additional divisions established would be invested in shares of other Funds. For any divisions, we have the right to substitute new Funds.

Investment of the Separate Account. The designated segment of the Separate Account has seventeen Divisions attributable to the Policy (subject to state availability). Each Division invests in shares of either MML Trust, Oppenheimer Trust or Panorama Fund. The Divisions of the Separate Account are:

 . The MML Equity Division - Amounts credited to this Division are invested in shares of MML Equity Fund, or its successor.

 . The MML Equity Index Division - Amounts credited to this Division are invested in shares of MML Equity Index Fund, or its successor.

 . The MML Blend Division - Amounts credited to this Division are invested in shares of MML Blend Fund, or its successor.

 . The MML Managed Bond Division - Amounts credited to this Division are invested in shares of MML Managed Bond Fund, or its successor.

 . The MML Money Market Division - Amounts credited to this Division are invested in shares of MML Money Market Fund, or its successor.

 .  The Oppenheimer Global Securities Division - Amounts credited to this
   Division are invested in shares of Oppenheimer Global Securities Fund, or its successor.

 .  The Oppenheimer Capital Appreciation Division - Amounts credited to this
   Divisionare invested in shares of Oppenheimer Capital Appreciation Fund, or its successor.

 . The Oppenheimer Growth Division - Amounts credited to this Division are invested in shares of Oppenheimer Growth Fund, or its successor.

 .  The Oppenheimer Growth & Income Division - Amounts credited to this
   Divisionare invested in shares of Oppenheimer Growth & Income Fund, or its successor.

 .  The Oppenheimer Multiple Strategies Division - Amounts credited to this
   Divisionare invested in shares of Oppenheimer Multiple Strategies Fund, or its successor.

 . The Oppenheimer High Income Division - Amounts credited to this Division are invested in shares of Oppenheimer High Income Fund, or its successor.

 .  The Oppenheimer Strategic Bond Division - Amounts credited to this
   Divisionare invested in shares of Oppenheimer Strategic Bond Fund, or its successor.

 . The Oppenheimer Bond Division - Amounts credited to this Division are invested in shares of Oppenheimer Bond Fund, or its successor.

 . The Oppenheimer Money Division - Amounts credited to this Division are invested in shares of Oppenheimer Money Fund, or its successor.

 . The Panorama LifeSpan Capital Appreciation Division - Amounts credited to this Division are invested in shares of the Panorama LifeSpan Capital Appreciation Portfolio, or its successor.

 . The Panorama LifeSpan Balanced Division - Amounts credited to this Division are invested in shares of the Panorama LifeSpan Balanced Portfolio, or its successor.

 .  The Panorama LifeSpan Diversified Income Division - Amounts credited to this
   Division are invested in shares of the Panorama LifeSpan Diversified Income Portfolio, or its successor.

The shares of the underlying Fund purchased by each Division will be held by MassMutual as custodian of the Separate Account.

A Policyowner may allocate Account Value to no more than eight Divisions at any one time. To allocate Net Premium or to transfer Account Value to a ninth Division which does not have Account Value allocated to it, a Policyowner must transfer 100% of the Account Value from one or more of the eight "active" Divisions to which allocations are currently made.

The MML Trust is a no-load, open-end management investment company registered under the 1940 Act. The Oppenheimer Trust and the Panorama Fund are open-end, diversified management investment companies registered under the 1940 Act. The MML Trust consists of the five MML Funds described above, each of which has its own investment objectives and policies. Similarly, the Oppenheimer Trust consists of nine Oppenheimer Funds, each of which has its own investment objectives and policies. The Panorama Fund consists of seven Panorama Portfolios, each of which has its own objectives and policies, three of which are offered under the Policy. MassMutual established the MML Trust for the purpose of providing vehicles for the investment of assets held in various separate investment accounts, including the Separate Account, established by MassMutual or by life insurance companies which are subsidiaries of MassMutual. OFI established The Oppenheimer Trust and the Panorama Fund were established for the purpose of providing investment vehicles for investment only by variable life insurance contracts and variable annuities contracts. Shares of the MML Funds, Oppenheimer Funds and Panorama Portfolios are not offered to the general public, but solely to separate investment accounts established by MassMutual and other life insurance company separate account subsidiaries of MassMutual.

The primary investment objective of MML Equity Fund is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. A secondary investment objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate. The assets of this Fund are normally expected to be invested primarily in common stocks and other equity-type securities.

The investment objective of the MML Equity Index Fund is to provide investment results that correspond to the price and yield performance of the publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. ("Standard & Poor's 500" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or The McGraw-Hill Companies., Inc.)

The investment objective of MML Blend Fund is to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital values. This Fund may invest in a portfolio that may include common stocks and other equity-type securities, bonds and other debt securities with maturities generally exceeding one year, and money market instruments and other debt securities with maturities generally not exceeding one year.

The investment objective of MML Managed Bond Fund is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital values. The assets of this Fund will be invested primarily in publicly issued, readily marketable, fixed income securities of such maturities as MassMutual deems appropriate from time to time in light of market conditions and prospects.

The investment objectives of MML Money Market Fund are to achieve high current income, the preservation of capital, and liquidity. These objectives are of equal importance. The assets of this Fund will be invested in short-term debt instruments, including but not limited to commercial paper, certificates of deposit, bankers' acceptances, and obligations of the United States government, its agencies and instrumentalities.

The investment objective of the Oppenheimer Global Securities Fund is to seek long-term capital appreciation through investing a substantial portion of its invested assets in securities of foreign issuers, growth-type companies and special investment opportunities (anticipated acquisitions, mergers or other unusual developments) which are considered by OFI, in its capacity as investment manager of the Funds, to have appreciation possibilities. The type of securities in which this Fund invests will be primarily common stocks, as well as securities having the investment characteristics of common stocks, such as convertible preferred stock, convertible bonds and American Depository Receipts. Current income is not an investment objective of the Oppenheimer Global Securities Fund.

The investment objective of the Oppenheimer Capital Appreciation Fund is capital appreciation. The type of securities in which this Fund invests will be primarily common stocks, as well as securities having the investment characteristics of common stocks, such as convertible preferred stock and convertible bonds. In seeking this objective the Fund will emphasize investments in securities of "growth-type" companies. Such companies are believed to have relatively favorable long-term prospects for an increased demand for the particular company's products or services.

The investment objective of the Oppenheimer Growth Fund is to seek to achieve capital appreciation by investing in securities of well-known established companies (companies which have a history of earnings and dividends). The type of securities in which this Fund invests will be primarily common stocks, as well as securities having the investment characteristics of common stocks, such as convertible preferred stock and convertible bonds.

The investment objective of the Oppenheimer Growth & Income Fund is to seek a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

The investment objective of the Oppenheimer Multiple Strategies Fund is to seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

The investment objective of the Oppenheimer High Income Fund is to earn a high level of current income by investing primarily in a diversified portfolio of high yield, fixed-income securities, including long-term debt obligations and preferred stock issues believed by OFI, in its capacity as investment manager of the Fund, not to involve undue risk. This Fund's investment policy is to assume certain risks (described more fully in the attached prospectus for the Oppenheimer Trust) in seeking high yield, which is ordinarily associated with high risk securities, commonly known as "junk bonds," in the lower rating categories of the established securities ratings services, and unrated securities.

The investment objective of the Oppenheimer Strategic Bond Fund is to seek a high level of current income principally derived from interest income from investments in U.S. government securities, high yield fixed-income securities, and foreign fixed-income securities and to seek to enhance such income by writing covered call options on debt securities.

The investment objective of the Oppenheimer Bond Fund is to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the Fund seeks capital growth when consistent with its primary objective.

The investment objective of the Oppenheimer Money Fund is to maximize current income from investments in "money market" securities consistent with low capital risk and maintenance of liquidity.

The investment objective of the Panorama LifeSpan Capital Appreciation Portfolio is to seek long-term capital appreciation through a strategically allocated portfolio consisting primarily of equity securities.

The investment objective of the Panorama LifeSpan Balanced Portfolio is to seek capital appreciation and income through a strategically allocated portfolio of equity securities and fixed income securities with a slightly stronger focus on equity securities.

The investment objective of the Panorama LifeSpan Diversified Income Portfolio is to attempt to provide long-term protection for cautious investors, seeking high current income with opportunities for capital appreciation by focusing on fixed income securities.

The Separate Account purchases and redeems shares of the Funds at their net asset value which is determined at the time of the receipt of the purchase order or redemption request without the imposition of any sales or redemption charge.

Citibank, N.A., with its home office located at 111 Wall Street, New York, NY 10005, acts as custodian for each of the MML Funds, other than the MML Equity Index Fund. Boston Safe Deposit and Trust Company, an indirect subsidiary of Mellon Bank Corporation, is located at One Boston Place, Boston, Massachusetts 02108, and serves as the custodian of the MML Equity Index Fund. The Bank of New York, with its home office located at One Wall Street, New York, NY 10015, acts as custodian for each of the Oppenheimer Funds. State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110, acts as custodian for each of the Panorama LifeSpan Portfolios.

Additional and more detailed information concerning the MML Funds, the Oppenheimer Funds and the Panorama Portfolios, including information about the other expenses of such Funds, may be found in the accompanying Prospectuses for the MML Trust, the Oppenheimer Trust and the Panorama Fund.

The assets of certain variable annuity separate accounts for which MassMutual or an affiliate is the depositor are invested in shares of the MML Funds. Because these separate accounts are invested in the same underlying MML Funds it is possible that material conflicts could arise between owners of the Policies and owners of the variable annuity contracts. Possible conflicts could arise if: (i) state insurance regulators should disapprove or require changes in investment policies, investment advisers or principal underwriters or if MassMutual should be permitted to act contrary to actions approved by holders of the Policies under rules of the Securities and Exchange Commission; (ii) adverse tax treatment of the Policies or the variable annuity contracts would result from utilizing the same underlying MML Funds; (iii) different investment strategies would be more suitable for the variable annuity contracts than for the Policies; or (iv) state insurance laws or regulations or other applicable laws would prohibit the funding of both the Separate Account and other investment accounts by the same MML Funds. The Board of Trustees of the MML Trust will follow monitoring procedures which have been developed to determine whether material conflicts have arisen. Such Board will have a majority of Trustees who are not interested persons of the MML Trust or MassMutual and determinations whether or not a material conflict exists will be made by a majority of such disinterested Trustees. If a material irreconcilable conflict exists, MassMutual will take such action at its own expense as may be required to cause the Separate Account to be invested solely in shares of mutual funds which offer their shares exclusively to variable life insurance separate accounts unless, in certain cases, the holders of both the Policies and the variable annuity contracts vote not to effect such segregation.

The Oppenheimer Trust and Panorama Fund were established for use as investment vehicles by variable contract separate accounts such as the Separate Account. Accordingly, it is possible that a material irreconcilable conflict may develop between the interests of Policyowners and other separate accounts investing in the Oppenheimer Trust and Panorama Fund. The Board of Trustees of the Oppenheimer Trust (the "Trustees") and the Board of Directors of Panorama Fund (the "Directors") will monitor the Oppenheimer Funds and Panorama Portfolios for the existence of any such conflicts. If it is determined that a conflict exists, the Boards will notify MassMutual, and appropriate action will be taken to eliminate such irreconcilable conflicts. Such steps may include: (i) withdrawing the assets allocable to some or all of the separate accounts from the particular Oppenheimer Fund or Panorama Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Oppenheimer Fund or Panorama Portfolio; (ii) submitting the question whether such segregation should be implemented to a vote of all affected contract owners; and
(iii) establishing a new registered management investment company or managed separate account.


Rates of Return. Tables 1 and 4 show the Effective Annual Rates of Return and One Year Total Returns, respectively, of the Funds based on the actual investment performance (after deduction of investment management fees and other operating expenses). Table 2 shows the Effective Annual Rate of Return of the Divisions of the Separate Account based on the actual underlying Fund performance and the deduction of the current mortality and expense risk charges.


Table 1 shows figures for periods ended December 31, 1996, for the Funds; Table 4 shows December 31 annualized figures for the Funds. These rates of return do not reflect the mortality and expense risk charges assessed against the Separate Account.


Table 2 shows figures for periods ended December 31, 1996 and assumes that the Divisions have been in operation for the same periods as the underlying Fund in which they invest. It reflects the total of the income generated by the Fund net of investment management fees and other operating expenses, plus capital gains and losses, realized or unrealized, and net of the current mortality and expense risk charge.


Tables 1, 2 and 4 do not reflect deductions from premiums or administrative, cost of insurance, and underwriting charges assessed against the Account Value of the Policies. See Charges Under The Policy - Deductions From Premiums and Account Value Charges. Therefore, these rates are not illustrative of how actual investment performance will affect the benefits under the Policy (see, however, Account Value And Cash Surrender Value - Investment Return). If these charges were included, the total return figures would be lower. The rates of return shown are not necessarily indicative of future performance. They may be considered in assessing the competence and performance of the Funds' investment advisers.


Table 3 illustrates the performance information pertaining to a hypothetical Policy. These figures do reflect the deduction of current mortality and expense risk charges, deductions from premiums, and Account Value charges.

                                    TABLE 1


                        EFFECTIVE ANNUAL RATES OF RETURN
                            AS OF DECEMBER 31, 1996


                             Since       20         15         10          5          3          1
Fund                       Inception    Years      Years      Years      Years      Year       Year
-------------------------------------------------------------------------------------------------------
MML Equity                   14.22%     14.72%     16.01%     13.78%     14.71%     17.97%     20.25%
MML Blend                    13.13%      ----       ----      11.89%     11.55%     12.90%     13.95%
MML Managed Bond             10.40%      ----      10.54%      8.34%      7.27%      5.79%      3.25%
MML Money Market              6.84%      ----       6.83%      5.76%      4.13%      4.82%      5.01%
Oppenheimer Global
 Securities                  10.65%      ----       ----       ----      12.38%      4.25%     17.80%
Oppenheimer Capital
 Appreciation                15.66%      ----       ----      16.50%     16.68%     13.74%     20.16%
Oppenheimer Growth           14.52%      ----       ----      14.32%     16.24%     19.99%     25.20%
Oppenheimer Growth &
  Income                     40.54%      ----       ----       ----       ----       ----      32.51%
Oppenheimer Multiple
 Strategies                  11.52%      ----       ----       ----      11.67%     11.18%     15.50%
Oppenheimer High Income      13.46%      ----       ----      13.89%     14.88%     10.34%     15.26%
Oppenheimer Strategic Bond    7.35%      ----       ----       ----       ----       7.54%     12.07%
Oppenheimer Bond              9.94%      ----       ----       8.81%      7.68%      6.33%      4.80%
Oppenheimer Money             5.98%      ----       ----       5.92%      4.42%      5.00%      5.13%
Panorama LifeSpan Capital
 Appreciation                18.80%      ----       ----       ----       ----       ----      17.97%
Panorama LifeSpan Balanced   14.85%      ----       ----       ----       ----       ----      13.38%
Panorama LifeSpan
 Diversified Income           9.61%      ----       ----       ----       ----       ----       6.93%

                                    TABLE 2
  EFFECTIVE ANNUAL RATES OF RETURN* OF EACH DIVISION OF THE SEPARATE ACCOUNT
                            AS OF DECEMBER 31, 1996



                                            1        5       10      Since
Division                                  Year     Years    Years  Inception
--------------------------------------------------------------------------------
MML Equity                                19.91%   14.37%   13.45%   13.88%
MML Blend                                 13.61%   11.22%   11.56%   12.79%
MML Managed Bond                           2.94%    6.95%    8.01%   10.04%
MML Money Market                           4.72%    3.82%    5.45%    6.50%
Oppenheimer Global Securities             17.18%   12.04%    ----    10.45%
Oppenheimer Capital Appreciation          19.82%   16.34%   16.15%   15.26%
Oppenheimer Growth                        24.86%   15.90%   13.98%   14.36%
Oppenheimer Growth & Income               32.13%    ----     ----    39.78%
Oppenheimer Multiple Strategies           15.15%   11.34%    ----    11.02%
Oppenheimer High Income                   14.91%   14.55%   13.56%   13.13%
Oppenheimer Strategic Bond                11.74%    ----     ----     7.05%
Oppenheimer Bond                           4.48%    7.36%    8.49%    9.46%
Oppenheimer Money**                        4.83%    4.11%    5.61%    5.61%
Panorama LifeSpan Capital Appreciation    17.62%    ----     ----    16.70%
Panorama LifeSpan Balanced                13.05%    ----     ----    12.83%
Panorama LifeSpan Diversified Income       6.61%    ----     ----     8.47%

* Performance information assumes current mortality and expense risk charges. If guaranteed mortality and risk expense charges were used, the performance results would be lower.
** Although the Oppenheimer Money Fund commenced operations on 4/3/85, the information necessary to calculate the performance information is available only for the year 1987 and subsequent periods.

TABLE 3

POLICY PERFORMANCE

This table illustrates the Account Value and Death Benefit of a hypothetical Policy assuming the following:

 . The Policy was in force for the period illustrated;
 . Current Fund Investment Management Fees and Direct Operation Expenses,
  Separate Account Mortality and Expense Risk Charge, Sales Load, State Premium Tax Charge of 2%, DAC Tax charge, Administrative Charge, Charge for Cost of Insurance Protection and Underwriting Charge*;
 . 100% allocation to the respective Fund for each period illustrated;
 . The Insured is a male, issue age 50, nonsmoker;
 . An annual premium of $30,000 for 15 years;
 . Initial Case Premium Paid $1,000,000;
 . Full Underwriting and Death Benefit Option 1.

The Cash Surrender Value is not illustrated because there is no surrender charge and we assume no Policy Debt.


--------------------------------------------------------------------------------
HISTORICAL RESULTS* - AS OF DECEMBER 31, 1996

                             MML Equity     MML      MML Mgd.     MML Money   Opp. Global   Opp. Capital     Opp.    Opp. Growth
                              (9/15/71)    Blend       Bond        Market     Securities    Appreciation    Growth    & Income
                                          (2/3/84)  (12/16/81)   (12/16/81)   (11/12/90)     (8/15/86)     (4/3/85)   (7/5/95)

------------------------------------------------------------------------------------------------------------------------------------

For a Policy In Force One Year
------------------------------------------------------------------------------------------------------------------------------------

Cumulative Premium           $   30,000   $ 30,000     $30,000     $30,000  $    30,000     $   30,000   $   30,000   $ 30,000
------------------------------------------------------------------------------------------------------------------------------------

Account Value                $   28,030   $ 26,522     $23,949     $24,405  $    27,385     $   28,078   $   29,230   $ 30,982
------------------------------------------------------------------------------------------------------------------------------------

Death Benefit                $  825,000   $825,000    $825,000    $825,000  $   825,000     $  825,000   $  825,000   $825,000

------------------------------------------------------------------------------------------------------------------------------------

For a Policy In Force Five Years
------------------------------------------------------------------------------------------------------------------------------------

Cumulative Premium           $  150,000   $150,000    $150,000    $150,000  $   150,000     $  150,000   $  150,000         --
------------------------------------------------------------------------------------------------------------------------------------

Account Value                $  189,827   $168,450    $142,797    $131,771  $   167,267     $  191,795   $  200,434         --
------------------------------------------------------------------------------------------------------------------------------------

Death Benefit                $  825,000   $825,000    $825,000    $825,000  $   825,000     $  825,000   $  825,000         --

------------------------------------------------------------------------------------------------------------------------------------

For a Policy In Force Ten Years
------------------------------------------------------------------------------------------------------------------------------------

Cumulative Premium           $  300,000   $300,000    $300,000    $300,000           --     $  300,000   $  300,000         --
------------------------------------------------------------------------------------------------------------------------------------

Account Value                $  554,788   $480,975    $380,269    $316,342           --     $  627,614   $  575,206         --
------------------------------------------------------------------------------------------------------------------------------------

Death Benefit                $1,131,768   $981,189    $825,000    $825,000           --     $1,280,332   $1,173,420         --

------------------------------------------------------------------------------------------------------------------------------------

For a Policy In Force Since Inception of the Fund
------------------------------------------------------------------------------------------------------------------------------------

Cumulative Premium           $  450,000   $390,000    $450,000    $450,000     $210,000     $  330,000   $  360,000   $ 60,000
------------------------------------------------------------------------------------------------------------------------------------

Account Value                $3,686,411   $768,019    $784,153    $581,463     $244,890     $  667,719   $  751,195   $ 65,711
------------------------------------------------------------------------------------------------------------------------------------

Death Benefit                $5,455,889 $1,443,875  $1,364,427  $1,011,746     $825,000     $1,328,760   $1,449,807   $825,000
------------------------------------------------------------------------------------------------------------------------------------


                                  Opp.      Opp. High      Opp.       Opp.       Opp.     Panorama   Panorama   Panorama
                                Multiple      Income      Strat.      Bond      Money**   LifeSpan   LifeSpan   LifeSpan
                               Strategies    (4/30/86)     Bond      (4/3/85)   (4/3/85)    Cap.     Balanced     Div.
                                (2/9/87)                  (5/3/93)                         Appr.     (9/1/95)     Inc.
                                                                                          (9/1/95)              (9/1/95)
-----------------------------------------------------------------------------------------------------------------------------------
For a Policy In Force One Year
------------------------------------------------------------------------------------------------------------------------------------

Cumulative Premium                $ 30,000   $   30,000   $ 30,000   $ 30,000   $ 30,000   $ 30,000   $ 30,000   $ 30,000
------------------------------------------------------------------------------------------------------------------------------------

Account Value                     $ 26,896   $   26,842   $ 26,073   $ 24,324   $ 24,430   $ 27,509   $ 26,404   $ 24,837
------------------------------------------------------------------------------------------------------------------------------------

Death Benefit                     $825,000   $  825,000   $825,000   $825,000   $825,000   $825,000   $825,000   $825,000

------------------------------------------------------------------------------------------------------------------------------------

For a Policy In Force Five Years
------------------------------------------------------------------------------------------------------------------------------------

Cumulative Premium                $150,000   $  150,000         --   $150,000   $150,000         --         --         --
------------------------------------------------------------------------------------------------------------------------------------

Account Value                     $167,818   $  175,525         --   $144,988   $132,651         --         --         --
------------------------------------------------------------------------------------------------------------------------------------

Death Benefit                     $825,000   $  825,000         --   $825,000   $825,000         --         --         --

------------------------------------------------------------------------------------------------------------------------------------

For a Policy In Force Ten Years
------------------------------------------------------------------------------------------------------------------------------------

Cumulative Premium                      --   $  300,000         --   $300,000   $300,000         --         --         --
------------------------------------------------------------------------------------------------------------------------------------

Account Value                           --   $  545,548         --   $390,634   $319,888         --         --         --
------------------------------------------------------------------------------------------------------------------------------------

Death Benefit                           --   $1,112,917         --   $825,000   $825,000         --         --         --

------------------------------------------------------------------------------------------------------------------------------------

For a Policy In Force Since Inception of the Fund
------------------------------------------------------------------------------------------------------------------------------------

Cumulative Premium                $300,000   $  330,000   $120,000   $360,000   $300,000   $ 60,000   $ 60,000   $ 60,000
------------------------------------------------------------------------------------------------------------------------------------

Account Value                     $445,006   $  604,851   $113,901   $513,261   $319,888   $ 54,896   $ 53,236   $ 51,672
------------------------------------------------------------------------------------------------------------------------------------

Death Benefit                     $907,812   $1,203,653   $825,000   $990,594   $825,000   $825,000   $825,000   $825,000
-----------------------------------------------------------------------------------------------------------------------------------

  *Historical investment results and current charges are used to determine values; if guaranteed charges were used the results would be lower. The Account Value reflects premiums paid, plus investment earnings, less the charges identified. You may obtain a personalized illustration which reflects charges based on your individual characteristics.
 **Although the Oppenheimer Money Fund commenced operations on 4/3/85, the information necessary to calculate the Historical Results is available only for the year 1987 and subsequent periods. Performance information for the MML Equity Index Fund is not provided because it commenced operations on May 1, 1997.

                                    TABLE 4
                           ONE YEAR TOTAL RETURNS***

For the year ended                    1996           1995           1994         1993           1992          1991           1990
------------------------------------------------------------------------------------------------------------------------------------

   MML Equity**                     20.25%         31.13%          4.10%        9.52%         10.48%        25.56%        (0.51)%
   MML Blend                        13.95%         23.28%          2.48%        9.70%          9.36%        24.00%         2.37%
  MML Mgd. Bond                      3.25%         19.14%         (3.76)%      11.81%          7.31%        16.66%         8.38%
  MML Money Mrkt.                    5.01%          5.58%          3.84%        2.75%          3.48%         6.01%         8.12%
 Opp. Global Sec.                   17.80%          2.24%         (5.72)%      70.32%         (7.11)%        3.39%         0.40%*
 Opp. Cap. Appr.                    20.16%         32.52%         (7.59)%      27.32%         15.42%        54.72%       (16.82)%
  Opp. Growth                       25.20%         36.65%          0.97%        7.25%         14.53%        25.54%        (8.21)%
Opp. Grth. & Inc.                   32.51%         23.52%*         ----         ----           ----          ----          ----
Opp. Multi. Strat.                  15.50%         21.36%         (1.95)%      15.95%          8.99%        17.48%        (1.91)%
  Opp. High Inc.                    15.26%         20.37%         (3.18)%      26.34%         17.92%        33.91%         4.65%
Opp. Strat. Bond                    12.07%         15.33%         (3.78)%       4.25%*         ----          ----          ----
   Opp. Bond                         4.80%         17.00%         (1.94)%      13.04%          6.50%        17.63%         7.92%
  Opp. Money                         5.13%          5.62%          4.20%        3.12%          3.76%         5.97%         7.80%
LifeSpan Cap. Appr.                 17.97%          6.65%*         ----         ----           ----          ----          ----
  LifeSpan Bal.                     13.38%          6.08%*         ----         ----           ----          ----          ----
LifeSpan Div. Inc.                   6.93%          5.69%*         ----         ----           ----          ----          ----


For the year ended                     1989         1988     1987       1986      1985     1984    1983      1982
---------------------------------------------------------------------------------------------------------------------
   MML Equity**                      23.04%       16.68%    2.10%     20.15%    30.54%    5.40%  22.85%    25.67%
   MML Blend                         19.96%       13.40%    3.12%     18.30%    24.88%    8.24%*  ----      ----
  MML Mgd. Bond                      12.83%        7.13%    2.60%     14.46%    19.94%   11.69%   7.26%    22.79%*
  MML Money Mrkt.                     9.16%        7.39%    6.49%      6.60%     8.03%   10.39%   8.97%    11.12%*
 Opp. Global Sec.                     ----         ----     ----       ----      ----     ----    ----      ----
 Opp. Cap. Appr.                     27.57%       13.41%   14.34%     (1.65)%*   ----     ----    ----      ----
  Opp. Growth                        23.59%       22.09%    3.32%     17.76%     9.50%*   ----    ----      ----
Opp. Grth. & Inc.                     ----         ----     ----       ----      ----     ----    ----      ----
Opp. Multi. Strat.                   15.76%       22.15%    3.97%*     ----      ----     ----    ----      ----
  Opp. High Inc.                      4.84%       15.58%    8.07%      4.73%*    ----     ----    ----      ----
Opp. Strat. Bond                      ----         ----     ----       ----      ----     ----    ----      ----
   Opp. Bond                         13.32%        8.97%    2.52%     10.12%    18.82%*   ----    ----      ----
  Opp. Money                          8.82%        7.31%    6.33%      5.68%     7.25%*   ----    ----      ----
LifeSpan Cap. Appr.                   ----         ----     ----       ----      ----     ----    ----      ----
  LifeSpan Bal.                       ----         ----     ----       ----      ----     ----    ----      ----
LifeSpan Div. Inc.                    ----         ----     ----       ----      ----     ----    ----      ----


 * The figures shown are one year total returns from inception of the Funds. The MML Money Market and MML Managed Bond Funds commenced operations on December 16, 1981. The MML Blend Fund commenced operations on February 3, 1984. The MML Equity Fund commenced operations on September 15, 1971 (performance information prior to 1974 is not available). The Oppenheimer Money Fund, Oppenheimer Bond Fund and Oppenheimer Growth Fund commenced operations on April 3, 1985. The Oppenheimer High Income Fund commenced operations on April 30, 1986. The Oppenheimer Capital Appreciation Fund commenced operations on August 15, 1986. The Oppenheimer Multiple Strategies Fund commenced operations on February 9, 1987. The Oppenheimer Global Securities Fund commenced operations on November 12, 1990. The Oppenheimer Strategic Bond Fund commenced operations on May 3, 1993. Oppenheimer Growth & Income Fund commenced operations on July 5, 1995. Performance information for the MML Equity Index Fund is not provided because it commenced operations on May 1, 1997. The Panorama Portfolios commenced operations on September 1, 1995.

 ** The figures for the MML Equity Fund from 1974 through 1981 are as follows:
    1974: (17.61)%; 1975: 32.85%; 1976: 24.77%; 1977: (0.52)%; 1978: 3.71%;
    1979: 19.54% 1980: 27.62%; 1981: 6.67%.

*** These figures do not reflect the mortality and expense risk charges assessed against the Separate Account, deductions from premiums or administrative, cost of insurance and underwriting charges assessed against the Account Value of the Policies. If these charges were included, the total return figures would be lower. The rates of return shown are not necessarily indicative of future performance. They may be considered in assessing the competence and performance of the Funds' investment advisers.

General Provisions Of
The Policy

This section of the Prospectus describes the general provisions of the Policy, and is subject to the terms of the Policy. A Policyowner may review a copy of the Policy upon request.

Premiums. The Policyowner selects a premium payment schedule in the Application and is not bound by an inflexible premium schedule. Five premium concepts are very important under the Policy: the minimum annual planned Policy premium, planned Policy premium, minimum initial Policy premium, minimum Case premium, and Initial Case Premium Paid.

Planned Policy Premiums. The minimum annual planned Policy premium is determined by the initial Selected Face Amount, issue age and sex classification of the Policy. For a Policy in a Case with an Initial Case Premium Paid of less than $3,500,000, the sales load percentage is greater in each of the first ten Policy Years up to the minimum annual planned Policy premium.

Planned Policy premiums are elected in the Application and may be changed at any time. Planned Policy premiums are the basis for the Policy's premium billing. The planned Policy premium may be subject to minimum and maximum amounts depending on the Selected Face Amount of the Policy, the Insured's age, sex and smoking class and the amount of the initial premium paid.

There is no penalty if the planned Policy premium is not paid, nor does payment of this amount guarantee coverage for any period of time. Instead, the duration of the Policy depends upon the Policy's Account Value. Even if planned Policy premiums are paid, the Policy terminates when the Account Value becomes insufficient to pay certain monthly charges and a grace period expires without sufficient payment. For details see Termination.

The following table shows the minimum annual planned Policy premium (also referred to as the "Cut-Off" premium) at certain ages for a Policy with a Selected Face Amount of $100,000 in all years, under Death Benefit Option 1. (See Death Benefits Under The Policy.)


                     MINIMUM ANNUAL PLANNED POLICY PREMIUM
                      LEVEL $100,000 SELECTED FACE AMOUNT
                           (DEATH BENEFIT OPTION 1)


                              Issue Age
                   ------------------------------

      Class           Age 25     Age 40    Age 55
      -----           ------     ------    ------
MALE SMOKER            $792      $1,590    $3,486
FEMALE SMOKER          $640      $1,259    $2,516
UNISEX SMOKER          $762      $1,521    $3,294

MALE NONSMOKER         $666      $1,269    $2,705
FEMALE NONSMOKER       $578      $1,082    $2,185
UNISEX NONSMOKER       $648      $1,231    $2,593

MALE UNISMOKER         $734      $1,403    $2,945
FEMALE UNISMOKER       $603      $1,128    $2,245
UNISEX UNISMOKER       $708      $1,345    $2,789

Minimum Initial Policy Premium. A minimum initial Policy premium must be paid along with an Application or at any time prior to the delivery of the Policy. The amount of the minimum initial Policy premium is the amount which, after the deductions for sales load, state premium tax, and DAC tax charge (see Deductions From Premiums), is sufficient (disregarding investment performance) to pay twelve times the first monthly deduction (see Account Value Charges). Thereafter, subject to the minimum and maximum premium limitations described below, a Policyowner may make unscheduled premium payments at any time and in any amount.

Minimum Case Premium. The minimum Case premium is $250,000 of first year annualized premium for all Policies in a Case.

Initial Case Premium Paid. The Initial Case Premium Paid is the amount of premium for all Policies in a Case on deposit with MassMutual before the Case is installed on the administrative system. The Initial Case Premium Paid determines sales load percentages for all Policies in that Case.

Minimum and Maximum Premium Payments. While the Policy is in force, premiums may be paid at any time before the death of the Insured subject to certain restrictions. The minimum premium payment is $100.00. We have the right to refund a premium paid in any year if it will increase the net amount at risk under the Policy. Premium payments should be sent to our Home Office or to the address indicated for payment on the notice.

Termination. This Policy does not terminate for failure to pay premiums since payments, other than the initial premium, are not specifically required. Rather, if on a Monthly Calculation Date, the Account Value less any Policy Debt is insufficient to cover the total monthly deduction, the Policy enters a 61-day grace period.

Grace Period. We allow 61 days to pay any premium necessary to cover the overdue monthly deduction. A Policyowner will receive a notice from Us which sets forth this amount. During the grace period, the Policy remains in force. If the payment is not made by the later of the 61 days or 30 days after We have mailed the written notice, the Policy terminates without value.

                         Death Benefit Under The Policy

The Death Benefit is the amount payable to the named Beneficiary(ies) when the Insured dies. Upon receiving due proof of death, We pay the Beneficiary the Death Benefit amount determined as of the date the Insured dies. All or part of the benefit can be paid in cash or applied under one or more of our payment options as described under Additional Provisions Of The Policy - Payment Options.

In the Application, the applicant may select a Selected Face Amount for each Policy Year. Under Death Benefit Option 1, the Death Benefit is the greater of the Selected Face Amount in effect on the date of death or the Minimum Face Amount in effect on the date of death, with possible additions or deductions. Under Death Benefit Option 2, the Death Benefit is the greater of the sum of the Selected Face Amount in effect on the date of death plus the Account value on the date of death, or the Minimum Face Amount in effect on the date of death, with possible additions or deductions. The Minimum Face Amount is equal to Account Value times the Minimum Face Amount percentage. The percentages depend upon the Insured's age, sex and smoking classification. The percentages are set forth in the Table Of Minimum Face Amount Percentages in the Policy. Added to the greater of the Selected Face Amount or Minimum Face Amount is that part of any monthly deduction applicable for the period beyond the date of death. Any Policy Debt outstanding on the date of death and any monthly charges unpaid as of the date of death are deducted from the Death Benefit. If the Insured dies after the first Policy Year, We will also include a pro-rata share of any dividend allocated to the Policy for the year death occurs. We pay interest on the Death Benefit from the date of death to the date the Death Benefit is paid or a payment option becomes effective. The interest rate equals the rate determined under the Interest Payment Option as described in Additional Provisions Of The Policy - Payment Options.

The Selected Face Amount may be increased six months after issue or a previous increase upon request by the Policyowner, subject to receipt by MassMutual of adequate evidence of insurability. Additionally, any increase in the Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows, the later of: (i) the date 15 days after a written request for such change has been received and approved by us; or (ii) the requested effective date of the change. Any increase must be for at least $5,000. Under Death Benefit Option 1, the Death Benefit is unaffected by investment experience unless the Death Benefit is based on the Minimum Face Amount. Under Option 2, the Death Benefit may be increased or decreased by investment experience. (No increase will be allowed after the Policy Anniversary Date nearest the Insured's 85th birthday.)

Example: The following example shows how the Death Benefit may vary as a result of investment performance and Death Benefit Option in effect on the date of death.

                                Policy A        Policy B
                                --------        --------
(a) Selected Face Amount:       $100,000        $100,000

(b) Account Value on
    Date of Death:               $40,000         $50,000

(c) Minimum Face Amount
    Percentage on
    Date of Death:                  240%            240%

(d) Minimum Face
    Amount (b x c):             $ 96,000        $120,000

    Death Benefit if
    Option #1 in effect
    (greater of a and d):       $100,000        $120,000

    Death Benefit if
    Option #2 in effect
    (greater of (i) a + b
    and (ii) d):                $140,000        $150,000

(Examples assume no additions to or deductions from the Selected Face Amount or Minimum Face Amount are applicable.)

Account Value And Cash
Surrender Value

Account Value. The Account Value of the Policy is equal to the Variable Account Value plus the Fixed Account Value. The Account Value of the Policy is held in one or more Divisions and the GPA. Initially, this value equals the net amount of the first premium paid under the Policy. This amount is allocated to the MML Money Market Division until the later of: (1) the expiration of the Free Look Period, or (2) receipt by MassMutual of notice that the Owner has received the Policy. Subject to the allocation rules described in the Policy, the Account Value is then allocated among the Divisions and the GPA in accordance with the Policyowner's instructions in the Application, subject to applicable restrictions.

Transactions with respect to the Account Value are effected by the purchase and sale of accumulation units. Purchases and sales are made at the unit value as of the Valuation Time on the Valuation Date if the premium or transaction request for such purchase or sale is received by Us before the Valuation Time. Otherwise, purchases and sales will be made as of the next following Valuation Date or a later date requested by the Policyowner. Unit values are determined on each Valuation Date.

All or part of the Account Value may be transferred among Divisions by written request. Transfers between Divisions may be by dollar amount or by whole-number percentage. There is no limit on the number of transfers a Policyowner may make. MassMutual currently does not intend to charge a fee for transfers, however, MassMutual reserves the right to charge a fee not to exceed $10 per transfer if there are more than six transfers in a Policy Year to compensate MassMutual for the cost of processing transfers. Policyowners, however, may transfer all funds in the Separate Account to the GPA at any time regardless of the number of transfers previously made.

Transfers from the GPA to the Separate Account may be made only once during each Policy Year. Each such transfer may not exceed 25% of the Account Value in the GPA (excluding Policy Debt) at the time of the transfer. However, if in each of the previous three policy years, 25% of the account value in the GPA has been transferred and there have been no premium payments or transfers (except as a result of a policy loan) to the GPA, 100% of the account value in the GPA (excluding policy loans) may be transferred to the Separate Account. The Account Value in the GPA equal to any Policy Debt cannot be transferred to the Separate Account. All transfers made on one Valuation Date are considered one transfer.

Automated Account Value Transfer. Automated Account Value Transfer permits the Policyowner to specify transfers of a specific dollar amount or a whole-number percentage of a Division's Account Value to be transferred monthly from that Division to any combination of Divisions and the GPA. A number of transfer options are available. Automated Account Value Transfer transfers are not available from more than one Division or from the GPA. This process is considered one transfer per Policy Year.

The main objective of Automated Account Value Transfer is to shield the Policyowner's investment from short term price fluctuations. Theoretically, a lower than average cost per unit may or may not be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

Automated Account Value Transfer can be started, changed or canceled at any time. Transfers will only be made on a monthly basis on the Monthly Calculation Date. The effective date of the first automated transfer will be the first Monthly Calculation Date after the request is received by the Home Office. If the request is received before the end of the Free Look Period, the effective date of the first automated transfer will be coincident with the end of this Period.

Transfers will occur automatically. The Policyowner will specify the specific dollar amounts or whole-number percentages to be transferred and the Division from which the transfers will be made, the Division(s) and/or GPA to which the automated transfer is to be made and the length of time during which transfers will continue.

If the value of the Division from which transfers are being made falls below the total transfer amount, the remaining value in that Division will be transferred on a pro-rata basis to all the designated Divisions and the GPA. No more automated transfers will be processed.

Investment Return.  The investment return of a Policy is based on:

 .  The Account Value held in each Division for that Policy;

 . The investment experience of each Division as measured by its actual net rate of return; and

 .  The interest rate credited on Account Values held in the GPA.

The investment experience of a Division reflects increases or decreases in the net asset value of the shares of the underlying Fund, any dividend or capital gains distributions declared by the Fund, and any charges against the assets of the Division. This investment experience is determined each day on which the net asset value of the underlying Fund is determined - that is, on each Valuation Date. The actual net rate of return for a Division measures the investment experience from the end of one Valuation Date to the end of the next Valuation Date.

Cash Surrender Value. The Policy may be surrendered for its Cash Surrender Value at any time while the Insured is living. Unless a later effective date is selected, surrender is effective on the date We receive the Policy and a written request in proper form at our Home Office. The Policy and a written request for surrender are deemed received on the date on which they are received by mail at MassMutual's Home Office. If, however, the date on which they are received is not a Valuation Date, or if they are received other than through the mail after a Valuation Time, they are deemed received on the next Valuation Date. The Cash Surrender Value is the Account Value less any outstanding Policy Debt.

Withdrawals. Subject to certain conditions, after the Policy has been in force for six months a Policyowner can make a Withdrawal from the Policy on any Monthly Calculation Date by sending a written request to our Home Office. The minimum amount of a Withdrawal is $100 (before deducting the withdrawal charge); the maximum amount is the Cash Surrender Value less an amount equal to the following, whichever is applicable: if the Withdrawal is made before the Policy Anniversary Date nearest the Insured's 65th birthday, twelve multiplied by the most recent Account Value Charges for the Policy; if on or after such Date, sixty multiplied by the most recent Account Value Charges. The amount of the Withdrawal is deducted from the Policy's Account Value at the end of the Valuation Period applicable to the Monthly Calculation Date on which the Withdrawal is made. The Policyowner must specify the GPA or the Division(s) from which the Withdrawal is to be made. The Withdrawal amount attributable to a Division or the GPA may not exceed the non-loaned Account Value of that Division or GPA. A charge of 2.0% of the Withdrawal, not to exceed $25.00, is deducted from each Withdrawal. The withdrawal charge is assessed for each Withdrawal and is intended to compensate MassMutual for the cost of processing the Withdrawals. MassMutual does not anticipate making a profit from this charge. The Account Value will automatically be reduced by the amount of the Withdrawal. The Selected Face Amount of the Policy will be reduced as needed to prevent an increase in the amount at risk, unless satisfactory evidence of insurability is provided to MassMutual. Withdrawals may have tax consequences. For details see FEDERAL INCOME TAX CONSIDERATIONS - Policy Proceeds, Premiums and Loans.

Policy Loan Privilege

The Policy provides a loan privilege. Loans can be made on the Policy at any time while the Insured is living. The maximum loan is an amount equal to the Account Value at the time of the loan less any outstanding Policy Debt before the new loan, interest on the loan being made and on any outstanding Policy Debt to the next Policy Anniversary Date and an amount equal to the most recent monthly charge for the Policy multiplied by the number of Monthly Calculation Dates remaining up to including the next Policy Anniversary Date. The Policy must be properly assigned as collateral for the loan. (The maximum loan amount may be different if required by state law.)

Source of Loan. The loan amount requested is taken from the Divisions and the GPA in proportion to the non-loaned Account Value of each on the date of the loan. Shares taken from the Divisions are liquidated and the resulting dollar amounts are transferred to the GPA. We may delay the granting of any loan attributable to the GPA for up to six months. We may also delay the granting of any loan attributable to the Separate Account during any period that the New York Stock Exchange (or its successor) is closed except for normal weekend and holiday closings, or trading is restricted, or the Securities and Exchange Commission (or its successor) determines that an emergency exists, or the Securities and Exchange Commission (or its successor) permits Us to delay payment for the protection of our policy owners.

If Loans Exceed the Policy Account Value. Policy Debt (which includes accrued interest) must not equal or exceed the Account Value under the Policy. If this limit is reached, We may terminate the Policy. To terminate for this reason We will notify the Policyowner in writing. This notice states the amount necessary to bring the Policy Debt back within the limit. If We do not receive a payment within 31 days after the date We mailed the notice, the Policy terminates without value at the end of those 31 days.

Termination of a policy under these circumstances could cause the Policyowner to recognize gross income in the amount of any excess of the Policy Debt over the sum of the Policyowner's previously unrecovered premium payments.

Interest. On the Application, the Policyowner may select a loan interest rate of 6% per year or, where permitted, an adjustable loan rate. When an adjustable rate is selected, MassMutual sets the rate each year that will apply for the next Policy Year. The maximum rate is based on the monthly average of the composite yield on seasoned corporate bonds as published by Moody's Investors Service or, if it is no longer published, a substantially similar average. The maximum rate is the published monthly average for the calendar month ending two months before the Policy Year begins, or 5%, whichever is higher. If the maximum limit is not at least 1/2% higher than the rate in effect for the previous year, We will not increase the rate. If the maximum limit is at least 1/2% lower than the rate in effect for the previous year, We will decrease the rate. Interest accrues daily and becomes part of the Policy Debt as it accrues. It is due on each Policy Anniversary. If not paid when due, the interest will be added to the loan and, as part of the loan, will bear interest at the same rate. Any interest capitalized on a Policy Anniversary will be treated the same as a new loan and will be taken from the Divisions and the GPA in proportion to the non-loaned Account Value in each. The inclusion of unpaid interest to outstanding Policy Debt may result in tax consequences upon surrender or lapse of the Policy. For details see FEDERAL INCOME TAX CONSIDERATIONS - Policy Proceeds, Premiums and Loans.

Repayment. All or part of any Policy Debt may be repaid at any time while the Insured is living and while the Policy is in force. Any repayment results in the transfer of values equal to the repayment from the loaned portion of the GPA to the non-loaned portion of the GPA and the applicable Division(s). The transfer is made in proportion to the non-loaned value in each Division at the time of repayment. If the loan is not repaid, We deduct the amount due from any amount payable from a full surrender or upon the death of the Insured.

Interest on Loaned Value. The amount equal to any outstanding Policy loans is held in the GPA and is credited with interest at a rate which is the greater of 3% and the Policy loan rate less a MassMutual declared charge (maximum 0.75%) for expenses and taxes.

Effect of Loan. A Policy loan affects the Policy since the Death Benefit and Cash Surrender Value under a Policy are reduced by the amount of the loan. Repayment of the loan increases the Death Benefit and Cash Surrender Value under the Policy by the amount of the repayment.

As long as a loan is outstanding, a portion of the Policy's Account Value equal to the loan is held in the GPA. This amount is not affected by the Separate Account's investment performance. The Account Value is also affected because the portion of the Account Value equal to the Policy loan is credited with an interest rate declared by MassMutual rather than a rate of return reflecting the investment performance of the Separate Account. If the Policy is surrendered with outstanding Policy Debt, tax consequences may result. For details see FEDERAL INCOME TAX CONSIDERATIONS - Policy Proceeds, Premiums and Loans.

Free Look Provision

The Policyowner may cancel the Policy within 10 days (or longer if required by state law) after the Policyowner receives it, or 10 days after the Policyowner receives a written notice of withdrawal right or within 45 days after signing
Part 1 of the Application, whichever is latest. The Policyowner should mail or deliver the Policy and Policy delivery receipt either to MassMutual or to the agent who sold the Policy or to one of our agency offices. If the Policy is cancelled in this fashion, a refund will be made to the Policyowner. The refund equals the Account Value (or all premiums paid where required by state law), reduced by any amounts borrowed or withdrawn. During the Free Look Period, the initial Net Premium will be allocated to the MML Money Market Division, which invests in the MML Money Market Fund.

Exchange Privilege

The Policyowner may transfer the entire Account Value held in the Separate Account to the GPA at any time. The transfer will take effect when We receive a written request, signed by the Policyowner.

Your Voting Rights

As long as the Separate Account continues to operate as a unit investment trust under the Investment Company Act of 1940, as amended, the Policyowner is entitled to give instructions as to how shares of the Funds held in the Separate Account (or other securities held in lieu of such shares) deemed attributable to the Policy shall be voted at meetings of shareholders of the Funds or the Trusts. Those persons entitled to give voting instructions are determined as of the record date for the meeting.

The number of shares of the Funds held in the Separate Account deemed attributable to the Policy during the lifetime of the Insured are determined by dividing the Policy's Account Value held in each Division, if any, by $100. Fractional votes are counted.

Policyowners receive proxy material and a form with which such instructions may be given. If required by law or regulation, MassMutual will vote shares of the Funds held by the Separate Account as to which no effective instructions have been received in the same proportion as the shares as to which instructions have been received. Otherwise, MassMutual reserves the right to vote such shares in its own discretion.

Our Rights

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. These actions will be taken in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, We will seek approval by Policyowners.

Specifically, We reserve the right to:

 .  Create new segments of the Separate Account;

 .  Create new Separate Accounts;

 .  Combine any two or more Separate Accounts;

 . Make available additional Divisions investing in additional investment companies;

 . Invest the assets of the Separate Account in securities other than shares of the Funds as a substitute for such shares already purchased or as the securities to be purchased in the future;

 . Operate the Separate Account as a management investment company under the Investment Company Act of 1940, as amended, or in any other form permitted by law; and

 . Deregister the Separate Account under the Investment Company Act of 1940, as amended, in the event such registration is no longer required.

MassMutual also reserves the right to change the name of the Separate Account.

We have reserved all rights to the name MassMutual and Massachusetts Mutual Life Insurance Company or any part of it. We may allow the Separate Account and other entities to use our name or part of it, but We may also withdraw this right.

Directors And Executive Vice
Presidents Of MassMutual

Directors:
Roger G. Ackerman, Director
  Chairman and Chief Executive Officer, Corning, Inc., since 1996, President and Chief Operating Officer 1990-1996, One Riverfront Plaza - HQE 2, Corning NY 14831.

James R. Birle, Director
  President and Founder, Resolute Partners, LLC, since 1994, 2 Greenwich Plaza - Suite 100, Greenwich CT 06830,; General Partner, Blackstone Group, 1988-1994.

Frank C. Carlucci, III, Director
  Chairman, The Carlyle Group, Inc., since 1989, 1001 Pennsylvania Avenue, N.W. Suite 220S, Washington DC 20004.

Gene Q. Chao, Director
  Chairman, President and CEO, Computer Projections, Inc., since 1991, 733 SW Vista Avenue, Portland OR 97205-1203.

Patricia Diaz Dennis, Director
  Senior Vice President and Assistant General Counsel, SBC Communications Inc. since 1995, 175 East Houston, Room 4-A-70, San Antonio TX 87205; Special Counsel, Sullivan & Cromwell, 1993-1995; Assistant Secretary of State for Human Rights and Humanitarian Affairs, U.S. Department of State, 1992-1993.

Anthony Downs, Director
  Senior Fellow, The Brookings Institution, since 1977, 1775 Massachusetts Ave., N.W., Washington DC 20036-2188.

James L. Dunlap, Director
  President and Chief Operating Officer, United Meridian Corporation, since 1996, 1201 Louisiana - Suite 1400, Houston TX 77002-5603; Senior Vice President, Texaco, Inc. 1987-1996.

William B. Ellis, Director
  Senior Fellow, Yale University School of Forestry and Environmental Studies, since 1995, 31 Pound Foolish Lane,

  Glastonbury, CT 06033; Chairman and Chief Executive Officer, Northeast Utilities, 1983-1995.

Robert M. Furek, Director
  President and Chief Executive Officer, Heublein, Inc., 1987-1996, 100 Pearl Street - 14th Floor, Hartford CT 06103-4506.

Charles K. Gifford, Director
  Chief Executive Officer, First National Bank of Boston and The Bank of Boston Corporation, since 1996, Chairman, President and CEO 1995-1996, President and CEO 1989-1995, 100 Federal Street, Boston MA 02110.

William N. Griggs, Director
  Managing Director, Griggs & Santow, Inc., since 1983, 75 Wall Street - 20th Floor, New York NY 10005.

George B. Harvey, Director
  Chairman, President and CEO, Pitney Bowes, 1983-1996, 663 Ponus Ridge, New Canaan CT 06840.

Barbara B. Hauptfuhrer, Director
  Director of various corporations, since 1972, 1700 Old Welsh Road, Huntington Valley PA 19006.

Sheldon B. Lubar, Director
  Chairman, Lubar & Co. Incorporated, since 1977, 777 East Wisconsin Avenue - Suite 3380, Milwaukee WI 53202.

William B. Marx, Jr., Director
  Senior Executive Vice President, Lucent Technologies 1996-1996, 600 Mountain Avenue - Room 6A-502, Murray Hill NJ 07974; Executive Vice President and CEO Multimedia Products Group, AT&T, 1994-1996; Executive Vice President and CEO, Network Systems Group, 1993-1994; Group Executive and President, AT&T Network Systems, 1989-1993.

John F. Maypole, Director
  Managing Partner, Peach State Real Estate Holding Company, since 1984, PO Box 1223, Toccoa GA 30577.

Donald F. McCullough, Director
  Retired Chairman and Chief Executive Officer, Collins & Aikman Corp., since 1988, 210 Madison Avenue, New York NY 10016.

John J. Pajak, Director, President and
 Chief Operating Officer
  President and Chief Operating Officer, MassMutual, since 1996, Vice Chairman and Chief Administrative Officer,1996-1996, Executive Vice President, 1987-1996, 1295 State Street, Springfield MA 01111.

Thomas B. Wheeler, Director, Chairman and
 Chief Executive Officer
  Chairman and Chief Executive Officer, MassMutual, since 1996, President and Chief Executive Officer, 1988-1996, 1295 State Street, Springfield MA 01111.

Alfred M. Zeien, Director
  Chairman and Chief Executive Officer, The Gillette Company, since 1991, Prudential Tower, Boston MA 02199.

Executive Vice Presidents

Lawrence V. Burkett, Jr.
  Executive Vice President and General Counsel, MassMutual, since 1993, Senior Vice President and Deputy General Counsel 1992-1993, 1295 State Street, Springfield MA 01111.

John B. Davies
  Executive Vice President, MassMutual, since 1994; Associate Executive Vice President 1994-1994; General Agent, 1982-1993, 1295 State Street, Springfield MA 01111.

Daniel J. Fitzgerald
  Executive Vice President, MassMutual, since 1997, Executive Vice President, Corporate Financial Operations, 1994-1997, Senior Vice President, 1991-1994, 1295 State Street, Springfield MA 01111.

John V. Murphy
  Executive Vice President, MassMutual, since 1997, Executive Vice President and Chief Operating Officer, David L. Babson & Co., Inc., 1995-1997; Chief Operating Officer, Concert Capital Management, Inc., 1993-1995, 1295 State Street, Springfield MA 01111; Senior Vice President and Chief Financial Officer, Liberty Financial Companies, 1977-1993.

Gary E. Wendlandt
  Executive Vice President and Chief Investment Officer, MassMutual, since 1993, Executive Vice President, 1992-1993, Senior Vice President, 1983-1992, 1295 State Street, Springfield MA 01111.

Joseph M. Zubretsky
  Executive Vice President, Corporate Financial Operations, MassMutual, since 1997; Chief Financial Officer, Healthsource, Inc., 1996-1997; Partner, Coopers & Lybrand, L.L.P., 1990-1996.


The Guaranteed Principal
Account

Because of the exemptive and exclusionary provisions, interests in MassMutual's general account (which include interests in the Guaranteed Principal Account) are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts, and MassMutual has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

A Policyowner may allocate or transfer all or part of the Net Premium to the GPA, and such amounts shall become part of MassMutual's general account assets. The allocation or transfer of amounts to the GPA does not entitle a Policyowner to share in the investment experience of those assets. Instead, MassMutual guarantees that those amounts allocated to the GPA which are in excess of any Policy loans will accrue interest daily at a minimum effective annual rate equal to 3%. For amounts equal to any Policy loans, the guaranteed rate is the greater of: (a) 3%; and (b) the Policy loan rate less a MassMutual declared charge for expenses and taxes. This charge cannot exceed 0.75%. Although MassMutual is not obligated to credit interest at a rate higher than this minimum, it may declare a higher rate applicable for such periods as it deems appropriate. Upon request, MassMutual will inform Policyowners of the then applicable rate. Since MassMutual takes into account the need to provide for its expenses and guarantees, the crediting rate declared by MassMutual shall be net of charges it imposes against the earnings of the GPA.

Federal Income Tax
Considerations

The ultimate effect of federal income taxes on values under this Policy and upon the economic benefit to the Policyowner or Beneficiary depends on MassMutual's tax status and upon the tax status of the individual concerned. The discussion contained herein is general in nature and is not an exhaustive discussion of all tax questions that might arise under the Policies, and is not intended as tax advice. Moreover, no representation is made as to the likelihood of continuation of current federal income tax laws and Treasury Regulations or of the current interpretations of the Internal Revenue Service. MassMutual reserves the right to make changes in the Policy to assure that it continues to qualify as life insurance for tax purposes. For complete information on federal and state tax considerations, a qualified tax adviser should be consulted. No attempt is made to consider any applicable state or other tax laws.

MassMutual - Tax Status. MassMutual is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986 (the "Code"). The Separate Account is not a separate entity from MassMutual and its operations form a part of MassMutual.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining Account Values. The investment income and realized capital gains are automatically applied to increase book reserves associated with the Policies. Under existing federal income tax law, the Separate Account's investment income, including net capital gains, is not taxed to MassMutual to the extent applied to increase reserves associated with the Policies. The reserve items taken into account at the close of the taxable year for purposes of determining net increases or net decreases must be adjusted for tax purposes by subtracting any amount attributable to appreciation in the value of assets or by adding any amount attributable to depreciation. MassMutual's basis in the assets underlying the Separate Account's Policies will be adjusted for appreciation or depreciation, to the extent the reserves are adjusted. Thus, corporate level gains and losses, and the tax effect thereof, are eliminated.

Due to MassMutual's current tax status, no charge is made to the Separate Account for MassMutual's federal income taxes that may be attributable to the Separate Account. Periodically, MassMutual reviews the question of a charge to the Separate Account for MassMutual's federal income taxes. A charge may be made for any federal income taxes incurred by MassMutual that are attributable to the Separate Account. Depending on the method of calculating interest on Policy values allocated to the Guaranteed Principal Account (see preceding section), a charge may be imposed for the Policy's share of MassMutual's federal income taxes attributable to that account.

Under current state laws, MassMutual may incur state and local taxes (in addition to premium taxes). At present, these taxes are not significant. If there is a material change in state or local tax laws, MassMutual reserves the right to charge the Separate Account for such taxes, if any, attributable to the Separate Account.

Policy Proceeds, Premiums, and Loans. MassMutual believes that the Policy meets the statutory definition of life insurance under Code Section 7702 and hence receives the same tax treatment as that accorded to fixed benefit life insurance. Thus, the Death Benefit under the Policy is generally excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code. As an exception to this general rule, where a Policy has been transferred for value, only the portion of the Death Benefit which is equal to the total consideration paid for the Policy may be excluded from gross income. The Policyowner is not deemed to be in constructive receipt of the cash values, including increments thereon, under the Policy until a full surrender or Withdrawal is made.

Upon a full surrender of a Policy for its Cash Surrender Value the Policyowner may recognize ordinary income for federal tax purposes. Ordinary income is computed to be the amount by which the Account Value, unreduced by any outstanding Policy Debt (which may include unpaid interest), exceeds the premiums paid but not previously recovered and any other consideration paid for the Policy.

Decreases in Selected Face Amount and Withdrawals may be taxable depending on the circumstances. Code Section 7702(f)(7) provides that where a reduction of future benefits occurs during the first 15 years after a Policy is issued and where there is a cash distribution associated with that reduction, the Policyowner may be taxed on all or part of the amount distributed. After 15 years, such cash distributions are not subject to federal income tax, except to the extent they exceed the total amount of premiums paid but not previously recovered. Where the provisions of Code Section 7702(f) do not cause a taxable event, a Withdrawal is taxable only to the extent that it exceeds the Policyowner's as yet unrecovered premium contributions. MassMutual suggests that a Policyowner consult with his or her tax adviser in advance of a proposed decrease in Selected Face Amount or Withdrawal as to the portion, if any, which would be subject to federal income tax.

A change of Policyowner or the Insured or an exchange or assignment of the Policy may have tax consequences depending on the circumstances.

MassMutual also believes that under current law any loan received under the Policy will be treated as Policy Debt of a Policyowner, and that no part of any loan under a Policy will constitute income to the Policyowner. Under the "personal" interest limitation provisions of the Code, interest on Policy loans used for personal purposes, which otherwise meet the requirements of Code
Section 264, will no longer be tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See a tax advisor for further guidance.

If the Policy is owned by a business or corporation, the Code may impose additional restrictions. The Act limits the interest deduction available for loans against a business-owned Policy. It imposes an indirect tax upon the inside build-up of gain in corporate-owned life insurance policies by way of the corporate alternative minimum tax, for those corporations subject to the alternative minimum tax. The corporate alternative minimum tax could also apply to a portion of the amount by which Death Benefits received exceed the Policy's date of death cash value.

Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policyowner or Beneficiary.

For complete information on the impact of changes with respect to the Policy and federal and state tax considerations, a qualified tax advisor should be consulted.

MassMutual makes no guarantee regarding the future tax treatment of any Policy.

Modified Endowment Contracts. Contrary to the rules described above, loans, collateral assignments, and other amounts distributed under a "modified endowment contract" are taxable to the extent of any accumulated income in the Policy. In general, the amount which may be subject to tax is the excess of the Account Value (both loaned and unloaned) over the previously unrecovered premiums paid. Death benefits paid under a modified endowment contract, however, are not taxed any differently from death benefits payable under other life insurance contracts.

A Policy is a modified endowment contract if it satisfies the definition of life insurance set out in the Internal Revenue Code, but fails the additional "7-pay test." A Policy fails this test if the accumulated amount paid under the contract at any time during the first seven contract years exceeds the total premiums that would have been payable under a policy providing for guaranteed benefits upon the payment of seven level annual premiums. A Policy which would otherwise satisfy the 7-pay test will still be taxed as a modified endowment contract if it is received in exchange for a modified endowment contract.

Certain changes will require a Policy to be retested to determine whether it has become a modified endowment contract. For example, a reduction in death benefits during the first seven contract years will cause the Policy to be retested as if it had originally been issued with the reduced death benefit. If the premiums actually paid into the Policy exceed the limits under the 7-pay test for a policy with the reduced death benefit, the Policy will become a modified endowment contract. This change is effective retroactively to the contract year in which the actual premiums paid exceed the new 7-pay limits.

In addition, a "material change" occurring at any time while the Policy is in force will require the policy to be retested to determine whether it continues to meet the 7-pay test. A material change starts a new 7-pay test period. The term "material change" includes many increases in death benefits. A material change does not include an increase in death benefits which is attributable to the payment of premiums necessary to fund the lowest level of death benefits payable during the first seven contract years, or which is attributable to the crediting of interest or dividends with respect to such premiums.

Since the Policy provides for flexible premium payments, We will carefully monitor the Policy to determine whether increases in death benefits or additional premium payments cause either the start of a new seven-year test period or the taxation of distributions and loans. All additional premium payments will be considered.

If any amount is taxable as a distribution of income under a modified endowment contract, it will also be subject to a 10% penalty tax. Limited exceptions from the additional penalty tax are available for individual Policyowners. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 591/2; or (ii) that are attributable to the taxpayer's becoming disabled; or (iii) that are part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer. For complete information with respect to modified endowment contract status, particularly where a Policy is owned by other than an individual Insured, a qualified tax advisor should be consulted.

Once a Policy fails the 7-pay test, loans, collateral assignments, and distributions occurring in the year of failure and thereafter become subject to the rules for modified endowment contracts. In addition, a recapture provision applies to loans and distributions received in anticipation of failing the 7-pay test. Any distribution or loan made within two years prior to failing the 7-pay test is considered to have been made in anticipation of the failure.

Under certain circumstances, a loan or other distribution under a modified endowment contract may be taxable even though it exceeds the amount of income accumulated in the Policy. For purposes of determining the amount of income received from a modified endowment contract, the law requires the aggregation of all modified endowment contracts issued to the same Policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such Policy are taxable to the extent of the income accumulated in all the contracts required to be aggregated.

Diversification Standards. To comply with final regulations under Code Section 817(h) ("Final Regulations"), each Fund of the Trusts is required to diversify its investments. The Final Regulations generally require that on the last day of each quarter of a calendar year no more than 55% of the value of a Trust's assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies to treat a pro-rata portion of each asset of the Trust as an asset of the Separate Account. All securities of the same issuer are treated as a single investment. Each Government agency or instrumentality, however, is treated as a separate issuer.

With respect to variable life insurance contracts, the general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the United States Treasury. In this case, there is no limit on the investment that may be made in United States Treasury Securities, and for purposes of determining whether assets other than United States Treasury Securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in United States Treasury Securities. Notwithstanding this modification of the general diversification requirements, the Funds of the Trusts will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts which must comply with the general standards.

In connection with the issuance of the temporary regulations prior to the Final Regulations, the Treasury announced that such temporary regulations did not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard were not issued in connection with the Final Regulations, however. It is not clear, at this time, what future regulations might provide. It is possible that if future regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, MassMutual reserves the right to modify the Policy, as necessary, to prevent the Policyowner from being considered the owner of the assets of the Separate Account.

MassMutual intends to comply with the Final Regulations to assure that the Policy continues to qualify as life insurance for federal income tax purposes.

Additional Provisions Of
The Policy

Paid-up Policy Date. The Paid-up Policy Date is the Policy Anniversary Date nearest the Insured's 100th birthday. On this Date and at all times thereafter, the Selected Face Amount will equal the Account Value, and the Death Benefit Option will be Death Benefit Option 1. As of this Date, the charge for cost of insurance will be equal to $0 and premium payments will no longer be accepted. The Policy does not lapse after the Paid-up Policy Date. The payment of planned Policy premiums does not guarantee that the Policy will continue in force to the Paid-up Policy Date.

Reinstatement Option. For a period of five (5) years after termination, a Policyowner can request that We reinstate the Policy during the Insured's lifetime. We will not reinstate the Policy if it has been returned for its Cash Surrender Value. Note that a termination or reinstatement may cause the Policy to become a modified endowment contract.

Before We will reinstate the Policy, We must receive the following:

 . A premium payment equal to the amount necessary to produce an Account Value equal to 3 times the total monthly deduction for the Policy on the Monthly Calculation Date on or next following the date of reinstatement;

 .  Evidence of insurability satisfactory to us; and

 . Where necessary, a signed acknowledgement that the Policy has become a modified endowment contract.

If We do reinstate the Policy, the Selected Face Amounts for the reinstated Policy will be the same as it would have been if the Policy had not terminated.

Payment Options. All or part of the Death Benefit or Cash Surrender Value may be taken in cash or as a series of level payments. Proceeds applied will no longer be affected by the investment experience of the Divisions or the GPA.

To receive payments, the proceeds to be applied must be at least $2,000. If the payments under any option are less than $20 each, We reserve the right to make payments at less frequent intervals. Payment options are as described below.

Fixed Amount Payment Option. Each monthly payment is for an agreed fixed amount not less than $10 for each $1,000 applied under the option. Interest of at least 3% per year is credited each month on the unpaid balance and added to it. Payments continue until the amount We hold runs out.

Fixed Time Payment Option. Equal monthly payments are made for any period selected, up to 30 years. The amount of each payment depends on the total amount applied, the period selected and the interest rate We credit to the unpaid balance. This interest rate will not be less than 3% per year.

Interest Payment Option. We hold amounts applied under this option and pay interest on the unpaid balance of at least 3% per year.

Lifetime Payment Option. Equal monthly payments are based on the life of a named person. Payments continue for the lifetime of that person. Three variations are available:

 .  Payments for life only;

 .  Payments guaranteed for five, ten or twenty years; or

 .  Payments guaranteed for the amount applied.

Joint Lifetime Payment Option. Equal monthly payments are based on the lives of two named persons. While both named persons are living, one payment is made each month. When one of the named persons dies, the same payment continues for the lifetime of the other. Two variations are available:

 .  Payments guaranteed for 10 years; and

 .  Payment for two lives only. No specific number of payments is guaranteed.
   Under this option there may be one
payment if the two named persons die prior to the second payments.

Joint Lifetime Payment Option with Reduced Payments. Monthly payments are based on the lives of two named persons. While both named persons are living, one payment will be made each month. When one dies, payments are reduced by one-third and will continue for the lifetime of the other.

Withdrawal Rights under Payment Options. If provided in the payment option election, all or part of the unpaid balance may be withdrawn or applied under any other option. Payments which are based on a named person's life may not be withdrawn.

Beneficiary. A Beneficiary is any person named on our records to receive insurance proceeds after the Insured dies. A Policyowner names the Beneficiary when he or she or it applies for the Policy. There may be different classes of beneficiaries, such as primary and secondary. These classes set the order of payment. There may be more than one Beneficiary in a class.

Any Beneficiary may be named an irrevocable beneficiary. An irrevocable beneficiary is one whose consent is needed to change that Beneficiary. The consent of any irrevocable beneficiary is needed to exercise any Policy right except the right to:

 .  Change the frequency of premium payments.

 .  Change the premium payment plan.

 .  Reinstate the Policy after termination.

If no Beneficiary is living when the Insured dies, unless provided otherwise, the Death Benefit is paid to the Owner or, if deceased, the Owner's estate.

Changing the Owner or Beneficiary. The Owner or any Beneficiary may be changed during the Insured's lifetime by writing to our Home Office. The change takes effect as of the date of the request, even if the Insured dies before We receive it. Each change is subject to any payment We made or other action by MassMutual prior to receipt of the request.

Right to Substitute Insured. Upon written Application to MassMutual, the Policy may be transferred to the life of a substitute Insured. The transfer becomes effective upon the transfer date, which is the Policy Anniversary on or next following, the latter of the date We approve the Application for transfer; and the date any required cost associated with the transfer is paid, subject to the following conditions (the "Transfer Date"):

 .  This Policy must be in force on the Transfer Date.

 . A written Application for the transfer and payment of any required cost to transfer must be approved by Us at our Home Office.

 . Evidence of insurability of the substitute Insured, satisfactory to us, is required.

 . The substitute Insured must not have been under 20 years of age on the birthday nearest the Policy Date of this Policy.

 . The substitute Insured must not be over 65 years of age on the birthday nearest the Transfer Date.

 . The Owner of this Policy after it has been transferred must have an insurable interest in the life of the substitute Insured.

The Selected Face Amount for the substitute Insured will be determined as for a new Insured. The Account Value immediately after transfer will be equal to: (i) the Account Value immediately before the transfer, plus (ii) any Net Premium necessary to make the cash surrender value, immediately before the monthly charges are deducted on the Transfer Date, at least 12 times the monthly charges, minus (iii) any amount which must be refunded (so that the amount at risk is not greater than the Selected Face Amount), minus (iv) the monthly charges on the Transfer Date. Future charges against the Policy will be based on the life of the substitute Insured.

The costs to transfer are an administrative fee of $75, plus any premium necessary to effect the transfer, plus any excess Policy Debt not repaid prior to transfer. Excess Policy Debt is the amount by which Policy Debt exceeds the maximum loan available after transfer. Any such excess must be repaid on or before the Transfer Date.

The incontestability and suicide periods begin to run anew from the Transfer Date. Any assignments existing on the Transfer Date will continue to apply.

The Internal Revenue Service has ruled that a substitution of Insureds is an exchange of contracts which does not qualify for the tax deferral available under Code Section 1035. Therefore upon a substitution of Insureds, the Policyowner must include in current gross income all the previously unrecognized gain in the Policy.

Assignment. The Policy may be assigned as collateral for a loan or other obligation, subject to any outstanding Policy Debt. For any assignment to be binding on us, We must receive a signed copy of it at our Home Office. We are not responsible for the validity of any assignment.

Any amounts due to an assignee of the Policy which is assigned will be paid in one sum.

Dividends. Each year MassMutual determines the divisible surplus, or the money available to pay dividends. Each Policy may receive a dividend based upon its contribution to this divisible surplus. MassMutual does not expect that any dividends will be paid under the Policies.

Any dividend will be payable on the Policy Anniversary Date. If the Insured dies after the first Policy Year, the Death Benefit includes a pro-rata share of any dividend allocated to the Policy for the year death occurs.

Limits on Our Right to Challenge the Policy. We must bring any legal action to contest the validity of a Policy within two years from its Issue Date or an increase in the

Selected Face Amount. After that We cannot contest its validity, except for failure to pay premiums.

Misstatement of Age or Sex. If the Insured's date of birth or sex as given in the Application is not correct, an adjustment will be made. If the adjustment is made when the Insured dies, the Death Benefit will reflect the amount provided by the most recent mortality charge according to the correct age and sex. If the adjustment is made before the Insured dies, then future monthly deductions will be based on the correct age and sex.

Suicide. If the Insured commits suicide within two years (or different period if required by state law) from the Issue Date or an increase in the Selected Face Amount and while the Policy is in force, We pay a limited Death Benefit in one sum to the Beneficiary. The limited Death Benefit is the amount of premiums paid for the Policy, less any Policy Debt or amounts withdrawn.

When We Pay Proceeds. If the Policy has not terminated, payment of the Cash Surrender Value, loan proceeds or the Death Benefit are made normally within 7 days after We receive any required documents at our Home Office. We can delay payment of the Cash Surrender Value or any Withdrawal from the Separate Account, loan proceeds attributable to the Separate Account, or the Death Benefit during any period that:

 .  It is not reasonably practicable to determine the amount because the New York
   Stock Exchange (or its successor) is closed, except for normal weekend or holiday closings, or trading is restricted; or

 . the Securities and Exchange Commission (or its successor) determines that an emergency exists; or

 . the Securities and Exchange Commission (or its successor) permits us to delay payment for the protection of our policy owners.

We may delay paying any Cash Surrender Value or loan proceeds based on the GPA for up to 6 months from the date the request was received at our Home Office. We can delay payment of the entire Death Benefit if payment is contested. We investigate all death claims arising within the two-year contestable period. Upon receiving the information from a completed investigation, We generally make a determination within five days as to whether the claim should be authorized for payment. Payments are made promptly after authorization. If payment is delayed for 10 working days or more from the effective date of surrender or Withdrawal, we add interest at the same rate as is paid under the Interest Payment Option for the same period of time.

Records And Reports

MassMutual maintains all records and accounts relating to the Separate Account and the GPA. Each year within 30 days after the Policy Anniversary, We will mail to the Policyowner a report showing the Account Value at the beginning of the previous Policy Year, all premiums paid since that time, all additions to and deductions from Account Value during the year, and the Account Value, Death Benefit, Cash Surrender Value and Policy Debt as of the latest Policy Anniversary. This report contains any additional information required by any applicable law or regulation.

Sales And Other Agreements

MML Distributors, LLC ("MML Distributors"), 1414 Main Street, Springfield, MA 01144-1013, is the principal underwriter of the Policy pursuant to an Underwriting and Servicing Agreement to which MML Distributors, MassMutual and the Separate Account are parties. Also located at 1414 Main Street, Springfield, MA 01144-1013, MML Investors Services, Inc. ("MMLISI") serves as the co-underwriter of the Policies. Both MML Distributors and MMLISI are registered with the Securities and Exchange Commission (the "SEC") as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers which are registered with the SEC and are members of the NASD ("selling brokers"). We sell the Policies through agents who are licensed by state insurance officials to sell the Policies. These agents are also registered representatives of selling brokers or of MMLISI.

When an application for one of the Policies is completed, it is submitted to us. The selling broker or co-underwriter perform suitability review and, in some cases, we perform insurance underwriting. We determine whether to accept or reject the application for the Policy and the Insured's risk classification. If the application is not accepted, we will refund any premium that has been paid.

Both MML Distributors and MMLISI receive compensation for their activities as underwriters of the policies of the Separate Account. Compensation paid to MMLISI in 1996 was $19,800. Compensation paid to MML Distributors in 1996 was $10,000. Commissions are paid through MMLISI and MML Distributors to agents and selling brokers for selling the Policies. During 1996 such payments amounted to $422,677.

MML Distributors does business under different variations of its name; including the name MML Distributors, L.L.C. in the states of Illinois, Michigan, Oklahoma, South Dakota and Washington; and the name MML Distributors, Limited Liability Company in the states of Maine, Ohio and West Virginia.

Commissions Schedule. Agents or selling brokers receive commissions as a percentage of the premium paid under the Policies. The commission percentage on these Policies is based on the Initial Case Premium Paid for all Policies in a Case. It is not affected by subsequent changes under the Case. The maximum commission percentage paid under the Policies is 18% of premiums.

Agents may receive commissions at lower rates on Policies sold to replace existing insurance issued by MassMutual or any of its subsidiaries.

Bonding Arrangement. An insurance company blanket bond is maintained providing $25,000,000 coverage for officers and employees of MassMutual (subject to a $350,000 deductible) and $25,000,000 coverage for MassMutual's general agents and agents (also subject to a $350,000 deductible).

Legal Proceedings

We are currently not involved in any material legal proceedings that adversely impact the Policy.

Experts

The financial statements of the Strategic Variable Life segment of the Separate Account as of December 31, 1996 and for each of the respective periods ended December 31, 1996 and 1995, and the financial statements of MassMutual as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 included in this Prospectus have been included herein in reliance on the reports of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.


The financial statement of the Strategic Variable Life segment of the Separate Account and the financial statements of MassMutual for the interim periods of January 1, 1997 through March 31, 1997 and January 1, 1996 through March 31, 1996 are unaudited.

Coopers & Lybrand's report on the statutory financial statements of MassMutual includes explanatory paragraphs relating to the use of statutory accounting practices rather than generally accepted accounting principles.

Actuarial matters in this Prospectus have been examined by C. Dale Games, FSA, MAAA, Vice President, for MassMutual. His opinion on actuarial matters is filed as an exhibit to the registration statements we filed with the SEC.

                              Financial Statements

The financial statements of MassMutual and the Strategic Variable Life segment of the Separate Account included herein should be considered only as bearing upon the ability of MassMutual to meet its obligations under the Policy.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997
(Unaudited)

                                                      MML           MML                                    Oppenheimer
                                        MML          Money        Managed         MML       Oppenheimer        High      Oppenheimer
                                       Equity        Market         Bond         Blend         Money          Income         Bond
                                      Division      Division      Division      Division      Division       Division      Division
                                    -----------   -----------   -----------   -----------   -----------    -----------   -----------
ASSETS
Investments
 Number of shares (Note 2).......        62,032     1,858,789        94,220        29,761          5,434        33,071           484
                                    ===========   ===========   ===========   ===========   ============   ===========   ===========
 Identified cost (Note 3B).......   $ 1,883,074   $ 1,856,789   $ 1,130,464   $   648,982   $      5,434   $   369,729   $     5,585
                                    ===========   ===========   ===========   ===========   ============   ===========   ===========
 Value (Note 3A).................   $ 1,874,454   $ 1,856,789   $ 1,127,535   $   661,712   $      5,434   $   361,136   $     5,495
Dividends receivable.............            --         4,866            --            --              8            --   $        --
Other assets.....................            --            --            --            --              3            --            --
                                    -----------   -----------   -----------   -----------   ------------   -----------   -----------
  Total assets...................     1,874,454     1,861,655     1,127,535       661,712          5,445   $   361,136         5,495

LIABILITIES
Payable to Massachusetts Mutual
 Life Insurance Company..........         1,298           919           804           473             --           993             4
                                    -----------   -----------   -----------   -----------   ------------   -----------   -----------
  Total liabilities..............         1,298           919           804           473             --           993             4
                                    -----------   -----------   -----------   -----------   ------------   -----------   -----------

NET ASSETS.......................   $ 1,873,156   $ 1,860,736   $ 1,126,731   $   661,239   $      5,445   $   360,143   $     5,491
                                    ===========   ===========   ===========   ===========   ============   ===========   ===========

Net Assets:
For variable life insurance
 policies........................   $ 1,866,329   $ 1,855,307   $ 1,121,303   $   654,970   $         --   $   353,918   $        --

 Separate Account I by
 Massachusetts Mutual Life
 Insurance Company...............         6,827         5,429         5,428         6,269          5,445         6,225         5,491
                                    -----------   -----------   -----------   -----------   ------------   -----------   -----------

  Net assets.....................   $ 1,873,156   $ 1,860,736   $ 1,126,731   $   661,239   $      5,445   $   360,143   $     5,491
                                    ===========   ===========   ===========   ===========   ============   ===========   ===========

Accumulation units (Note 8)
  Policyowners...................     1,366,667     1,708,715     1,032,829       522,371             --       284,292            --
   Massachusetts Mutual Life
   Insurance Company.............         5,000         5,000         5,000         5,000          5,000         5,000         5,000
                                    -----------   -----------   -----------   -----------   ------------   -----------   -----------
     Total units.................     1,371,667     1,713,715     1,037,829       527,371          5,000       289,292         5,000
                                    ===========   ===========   ===========   ===========   ============   ===========   ===========

NET ASSET VALUE PER
 ACCUMULATION UNIT
 March 31, 1997..................         $1.37         $1.09         $1.09         $1.25          $1.09         $1.24         $1.10
 March 31, 1996..................         $1.18         $1.04         $1.04         $1.13          $1.04         $1.12         $1.04

                                    Oppenheimer                  Oppenheimer   Oppenheimer   Oppenheimer
                                      Capital      Oppenheimer     Multiple       Global      Strategic      Oppenheimer
                                    Appreciation      Growth      Strategies    Securities       Bond      Growth & Income
                                      Division       Division      Division      Division      Division        Division
                                    ------------   -----------   -----------   -----------   -----------   ---------------
ASSETS
Investments
 Number of shares (Note 2).......         37,528        57,592        14,285        38,226         3,823             9,505
                                    ============   ===========   ===========   ===========   ===========   ===============
 Identified cost (Note 3B).......   $  1,436,909   $ 1,577,822   $   227,676   $   665,433   $    19,105   $       160,551
                                    ============   ===========   ===========   ===========   ===========   ===============
 Value (Note 3A).................   $  1,213,649   $ 1,460,526   $   212,991   $   701,059   $    19,040   $       150,090
Dividends receivable.............             --            --            --            --            --                --
Other assets.....................             --            --            --            --            --                --
                                    ------------   -----------   -----------   -----------   -----------   ---------------
  Total assets...................      1,213,649     1,460,526       212,991       701,059        19,040           150,090

LIABILITIES
Payable to Massachusetts Mutual
 Life Insurance Company..........            933           934           100         6,854            12                55
                                    ------------   -----------   -----------   -----------   -----------   ---------------
  Total liabilities..............            933           934           100         6,854            12                55
                                    ------------   -----------   -----------   -----------   -----------   ---------------

NET ASSETS.......................   $  1,212,716   $ 1,459,592   $   212,691   $   694,205   $    19,028   $       150,035
                                    ============   ===========   ===========   ===========   ===========   ===============

Net Assets:
For variable life insurance
 policies........................   $  1,206,513   $ 1,452,614   $   206,754   $   688,078   $    13,076   $       141,699

 Separate Account I by
 Massachusetts Mutual Life
 Insurance Company...............          6,203         6,978         6,137         6,127         5,952             8,336
                                    ------------   -----------   -----------   -----------   -----------   ---------------

  Net assets.....................   $  1,212,716   $ 1,459,592   $   212,691   $   694,205   $    19,026   $       150,035
                                    ============   ===========   ===========   ===========   ===========   ===============

Accumulation units (Note 8)
  Policyowners...................        972,500     1,040,893       168,459       561,519        10,985            84,993
   Massachusetts Mutual Life
   Insurance Company.............          5,000         5,000         5,000         5,000         5,000             5,000
                                    ------------   -----------   -----------   -----------   -----------   ---------------
     Total units.................        977,500     1,045,893       173,459       566,519        15,985            89,993
                                    ============   ===========   ===========   ===========   ===========   ===============

NET ASSET VALUE PER
 ACCUMULATION UNIT
 March 31, 1997..................          $1.24         $1.40         $1.23         $1.23         $1.19             $1.67
 March 31, 1996..................          $1.27         $1.21         $1.10         $1.10         $1.08             $1.34

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life

STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 1997
(Unaudited)


                                                MML        MML                          Oppenheimer            Oppenheimer
                                     MML       Money     Managed      MML    Oppenheimer    High   Oppenheimer   Capital
                                    Equity     Market      Bond      Blend      Money      Income      Bond    Appreciation
                                   Division   Division   Division   Division   Division   Division   Division    Division
                                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
Investment Income
 Dividends (Note 3B)...........    $     --   $ 14,888   $     --   $     --   $     66   $ 33,992   $    109   $  66,210

Expenses
Mortality and expense risk fee
 (Note 4)......................       1,289        912        799        471          3        983          4         925
                                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
Net investment income (loss)
 (Note 3C).....................      (1,289)    13,976       (799)      (471)        63     33,009        105      65,285
                                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
Net realized and unrealized
 gain (loss) on investments
Net realized gain (loss) on
 investments (Note 3B, 3C & 6).       1,462         --         24        271         --    (13,968)        --       2,996
Net change in net unrealized
 appreciation/depreciation
 of investments................       5,974         --     (5,308)     4,399         --     (2,902)      (134)   (233,258)
                                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
Net gain (loss)on investments..       7,436         --     (5,284)     4,670         --    (16,870)      (134)   (230,262)
                                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
Net increase (decrease) in net
 assets resulting from
 operations....................    $  6,147   $ 13,976   $ (6,083)  $  4,199   $     63   $ 16,139   $    (29)  $(164,977)
                                  ========== ========== ========== ========== ========== ========== ========== ============
                                              Oppenheimer Oppenheimer Oppenheimer
                                  Oppenheimer  Multiple     Global     Strategic  Oppenheimer
                                    Growth    Strategies  Securities     Bond      & Income
                                   Division    Division    Division    Division    Division
                                  ----------  ----------  ----------  ----------  ----------
Investment Income
 Dividends (Note 3B)...........    $ 90,462    $ 10,013    $  8,496    $    404    $  6,902

Expenses
Mortality and expense risk fee
 (Note 4)......................         926         101         449          11          55
                                  ----------  ----------  ----------  ----------  ----------
Net investment income (loss)
 (Note 3C).....................      89,536       9,912       8,047         393       8,847
                                  ----------  ----------  ----------  ----------  ----------
Net realized and unrealized
 gain (loss) on investments
Net realized gain (loss) on
 investments (Note 3B, 3C & 6).       5,389         128         534           9         172
Net change in net unrealized
 appreciation/depreciation
 of investments................    (144,730)    (15,328)     14,220        (421)    (13,644)
                                  ----------  ----------  ----------  ----------  ----------
Net gain (loss)on investments..    (139,341)    (15,200)     14,754        (412)    (13,472)
                                  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net
 assets resulting from
 operations....................    $(49,805)   $ (5,288)   $ 22,801    $    (19)   $ (6,625)
                                  ==========  ==========  ==========  ==========  ==========

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life

STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 1996
(Unaudited)

                                                                                                                      Oppenheimer
                                           MML           Money          Managed           MML         Oppenheimer         High
                                         Equity          Market           Bond           Blend           Money           Income
                                        Division        Division        Division        Division        Division        Division
                                       ----------      ----------      ----------      ----------     -----------     -----------
Investment Income
 Dividends (Note 3B)..............     $       --      $       64      $       --      $       --     $        65     $       152

Expenses
Mortality and expense risk fee
 (Note 4).........................               4              4               4               4               4               4
                                       -----------     ----------      ----------      ----------     -----------     -----------
Net Investment Income (loss)
 (Note 3C)........................              (4)            60              (4)             (4)             61             148
                                       -----------     ----------      ----------      ----------     -----------     -----------
Net realized and unrealized
 gain (loss) on investments
Change in net unrealized
 appreciation/depreciation
 of investments...................             305             --            (114)            177              --              46
                                       -----------     ----------      ----------      ----------     -----------     -----------
Net gain (loss) on investments....             305             --            (114)            177              --              46
                                       -----------     ----------      ----------      ----------     -----------     -----------
Net increase (decrease) in net
 assets resulting from operations.     $       301     $       60      $     (118)     $      173     $        61     $       194
                                       ===========     ==========      ==========      ==========     ===========     ===========
                                                      Oppenheimer                     Oppenheimer     Oppenheimer     Oppenheimer
                                      Oppenheimer       Capital       Oppenheimer       Multiple         Global        Strategic
                                          Bond        Appreciation       Growth        Strategies      Securities         Bond
                                        Division        Division        Division        Division        Division        Division
                                      -----------     ------------    -----------     -----------     -----------     -----------
   ...............................
Investment Income
 Dividends (Note 3B)..............    $        92     $        374    $       460     $       181     $        --     $        98

Expenses
Mortality and expense risk fee
 (Note 4).........................              3                5              4               4               4               4
                                      -----------     ------------    -----------     -----------     -----------      ----------
Net Investment Income (loss)
 (Note 3C)........................             89              369            456             177              (4)             94
                                      -----------     ------------    -----------     -----------     -----------      ----------
Net realized and unrealized
 gain (loss) on investments
Change in net unrealized
 appreciation/depreciation
 of investments...................           (161)             121            (67)             (1)            191             (11)
                                      -----------     ------------    -----------     -----------     -----------      ----------
Net gain (loss) on investments....           (161)             121            (67)             (1)            191             (11)
                                      -----------     ------------    -----------     -----------     -----------      ----------
Net increase (decrease) in net
 assets resulting from operations.    $       (72)    $        490    $       389     $       176     $       187     $        83
                                      ===========     ============    ===========     ===========     ===========     ===========

                                      Oppenheimer
                                    Growth & Income
                                        Division
                                    ---------------
   ...............................
Investment Income
 Dividends (Note 3B)..............  $            24

Expenses
Mortality and expense risk fee
 (Note 4).........................                5
                                    ---------------
Net Investment Income (loss)
 (Note 3C)........................               19
                                    ---------------
Net realized and unrealized
 gain (loss) on investments
Change in net unrealized
 appreciation/depreciation
 of investments...................              405
                                    ---------------
Net gain (loss) on investments....              405
                                    ---------------
Net increase (decrease) in net
 assets resulting from operations.  $           424
                                    ===============


                       See Notes to Financial Statements

Massachusetts Mutual Variable Life Separate Account 1 -- Strategic Variable Life

STATEMENT OF CHANGES IN NET ASSETS
For the Three Months Ended March 31, 1997
(Unaudited)


                                                               MML             MML
                                               MML            Money           Managed          MML           Oppenheimer
                                              Equity          Market           Bond            Bond            Money
                                             Division        Division        Division         Division        Division
                                           -------------   -------------   --------------   -------------   --------------
Increase (decrease) in net assets
Operations:
 Net Investment income (loss)......        $      (1,289)  $      13,976   $         (799)  $        (471)  $           63
 Net realized gain (loss)
  on investments...................                1,462              --               24             271               --
 Change in net unrealized
  appreciation/depreciation
  of investments...................                5,974              --           (5,308)          4,399               --
                                           -------------   -------------   --------------   -------------   --------------
 Net increase (decrease) in net
  assets resulting from operations.                6,147              --           (6,083)          4,199               63
                                           -------------   -------------   --------------   -------------   --------------

Capital transactions: (Note 7)
 Net contract payments (Note 5)....              539,293       2,627,689          528,095         281,177               --
 Withdrawal of funds...............                   --        (394,078)              --              --               --
 Transfer of death benefits........                   --              --               --              --               --
 Reimbursement (payment) of
  Accumulation unit value
  fluctuation......................                6,133           4,046              109           2,058                7
 Withdrawal due to administrative
  and insurance costs..............              (17,115)        (26,346)          (7,955)         (2,203)              --
 Divisional transfers..............              376,759      (1,096,140)          85,736          72,825               --
                                           -------------   -------------   --------------   -------------   --------------
 Net increase in net assets resulting
  from capital transactions........              905,070       1,115,171          605,985         353,857                7
                                           -------------   -------------   --------------   -------------   --------------
Total Increase.....................              911,217       1,129,147          599,902         358,056               70

NET ASSETS, at beginning
 of the year.......................              961,939         731,589          526,829         300,183            5,375
                                           -------------   -------------   --------------   -------------   --------------
NET ASSETS, at end
 of the period.....................        $   1,873,156   $   1,860,736   $    1,126,731   $     661,239   $        5,445
                                           =============   =============   ==============   =============   ==============


                                             Oppenheimer                    Oppenheimer                      Oppenheimer
                                               High         Oppenheimer       Capital        Oppenheimer      Multiple
                                              Income          Bond          Appreciation       Growth         Strengths
                                             Division        Division        Division         Division        Division
                                           -------------   -------------   --------------   -------------   --------------
Increase (decrease) in net assets
Operations:
 Net Investment income (loss)......        $      33,009   $         105   $       65,285   $      89,536   $        9,912
 Net realized gain (loss)
  on investments...................              (13,968)             --            2,996           5,389              128
 Change in net unrealized
  appreciation/depreciation
  of investments...................               (2,902)           (134)        (233,258)       (144,730)         (15,328)
                                           -------------   -------------   --------------   -------------   --------------
 Net increase (decrease) in net
  assets resulting from operations.               16,139             (29)        (164,977)        (49,805)          (5,288)
                                           -------------   -------------   --------------   -------------   --------------

Capital transactions: (Note 7)
 Net contract payments (Note 5)....              140,587              --          211,177             395               --
 Withdrawal of funds...............                   --              --               --              --               --
 Transfer of death benefits........                   --              --          (34,315)        (35,743)              --
 Reimbursement (payment) of
  Accumulation unit value
  fluctuation......................                  583              (0)             979          (2,331)              44
 Withdrawal due to administrative
  and insurance costs..............               (6,731)             --           (8,159)        (11,766)          (1,683)
 Divisional transfers..............           (1,056,580)             --          241,641         793,057          213,679
                                           -------------   -------------   --------------   -------------   --------------
 Net increase in net assets resulting
  from capital transactions........             (922,141)             (0)         411,323         743,612          212,040
                                           -------------   -------------   --------------   -------------   --------------
Total Increase.....................             (906,002)            (29)         246,346         693,807          206,752
                                           -------------   -------------   --------------   -------------   --------------
NET ASSETS, at beginning
 of the year.......................            1,266,145           5,520          966,370         765,785            6,139
                                           -------------   -------------   --------------   -------------   --------------
NET ASSETS, at end
 of the period.....................        $     360,143   $       5,491   $    1,212,716   $   1,459,592   $      212,891
                                           =============   =============   ==============   =============   ==============



                                             Oppenheimer    Oppenheimer     Oppenheimer
                                              Global         Strategic       Growth &
                                             Securities        Bond           Income
                                              Division        Division       Division
                                           -------------   -------------   --------------
Increase (decrease) in net assets
Operations:
 Net Investment income (loss)......        $       8,047   $         393   $        6,847
 Net realized gain (loss)
  on investments...................                  534               9              172
 Change in net unrealized
  appreciation/depreciation
  of investments...................               14,220            (421)         (13,644)
                                           -------------   -------------   --------------
 Net increase (decrease) in net
  assets resulting from operations.               22,801             (19)          (6,625)
                                           -------------   -------------   --------------

Capital transactions: (Note 7)
 Net contract payments (Note 5)....              211,014              --            1,237
 Withdrawal of funds...............                   --              --               --
 Transfer of death benefits........                   --              --               --
 Reimbursement (payment) of
  Accumulation unit value
  fluctuation......................               (2,197)             (0)          (1,074)
 Withdrawal due to administrative
  and insurance costs..............               (3,361)           (129)            (777)
 Divisional transfers..............              205,795          13,217          149,010
                                           -------------   -------------   --------------
 Net increase in net assets resulting
  from capital transactions........              412,251          13,088          148,396
                                           -------------   -------------   --------------
Total Increase.....................              435,052          13,069          141,771

NET ASSETS, at beginning
 of the year.......................              259,153           5,959            8,264
                                           -------------   -------------   --------------
NET ASSETS, at end
 of the period.....................        $     694,205   $      19,028   $      150,035
                                           =============   =============   ==============

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life

STATEMENT OF CHANGES IN NET ASSETS
For the Three Months Ended March 31, 1996
(Unaudited)

                                                          MML         MML                               Oppenheimer
                                              MML        Money      Managed       MML     Oppenheimer       High      Oppenheimer
                                             Equity      Market       Bond       Blend       Money         Income        Blend
                                            Division    Division    Division    Division    Division      Division      Division
                                            --------    --------    --------    --------  -----------   ------------  -----------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........  $     (4)     $     60    $     (4)   $     (4)   $     61      $    148     $     89
  Change in net unrealized appreciation/
    depreciation of investments.........       305            --        (114)        177          --            46         (161)
                                          --------      --------    --------    --------    --------      --------     --------
Net increase (decrease) in net
  assets resulting from operations......       301            60        (118)        173          61           194          (72)

NET ASSETS, at beginning of the year....     5,617         5,126       5,313       5,457       5,127         5,399        5,282
                                          --------      --------    --------    --------    --------      --------     --------
NET ASSETS, at end of the period........  $  5,918      $  5,186    $  5,196    $  5,630    $  5,188      $  5,593     $  5,210
                                          ========      ========    ========    ========    ========      ========     ========

                                            Oppenheimer                Oppenheimer  Oppenheimer  Oppenheimer
                                              Capital     Oppenheimer   Multiple      Global      Strategic    Oppenheimer
                                            Appreciation    Growth     Strategies   Securities      Bond     Growth & Income
                                              Division     Division     Division     Division     Division       Division
                                            ------------  -----------  -----------  -----------  ----------- ---------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........     $    369      $    456     $    177     $     (4)    $     94       $     19
  Change in net unrealized appreciation/
    depreciation of investments.........          121           (67)          (1)         191          (11)           405
                                             --------      --------     --------     --------     --------       --------
Net increase (decrease) in net
  assets resulting from operations......          490           389          176          187           83            424

NET ASSETS, at beginning of the year....        5,873         5,647        5,331        5,019        5,333          6,254
                                             --------      --------     --------     --------     --------       --------
NET ASSETS, at end of the period........     $  6,363      $  6,036     $  5,507     $  5,206     $  5,416       $  6,676
                                             ========      ========     ========     ========     ========       ========

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life

Notes To Financial Statements
(Unaudited)

1.   HISTORY

     Massachusetts Mutual Variable Life Separate Account I ("Separate Account I") is a separate investment account established on July 13, 1988 by Massachusetts Mutual Life Insurance Company ("MassMutual") in accordance with the provisions of Section 132G of Chapter 175 of the Massachusetts General Laws.

     MassMutual maintains four segments within Separate Account I. The initial segment ("Variable Life Plus Segment") is used exclusively for MassMutual's flexible premium variable whole life insurance policy, known as Variable Life Plus.

     On March 30, 1990, MassMutual established a second segment ("Large Case Variable Life Plus Segment") within Separate Account I to be used exclusively for MassMutual's flexible premium variable whole life insurance policy with table of selected face amounts, known as Large Case Variable Life Plus.

     On July 5, 1995, MassMutual established a third segment ("Strategic Variable Life Segment") within Separate Account I to be used exclusively for MassMutual's flexible premium variable whole life insurance policy with table of selected face amounts, known as Strategic Variable Life.

     On July 24, 1995, MassMutual established a fourth segment ("Variable Life Select Segment") within Separate Account I to be used exclusively for MassMutual's flexible premium variable whole life insurance policy, known as Variable Life Select.

     The Separate Account I operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder. MassMutual paid $65,000 to Strategic Variable Life Segment on July 5, 1995 to provide initial capital: 14,439 shares were purchased in the two management investment companies described in Note 2 supporting the thirteen divisions of Strategic Variable Life Segment.

2.   INVESTMENT OF STRATEGIC VARIABLE LIFE SEGMENT'S ASSETS

     Strategic Variable Life Segment maintains thirteen divisions. Each division invests in corresponding shares of either MML Series Investment Trust ("MML Trust") or Oppenheimer Variable Account Funds ("Oppenheimer Trust").

     MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are the four series of the MML Trust. The MML Trust is a no-load, registered, open-end, diversified management investment company for which MassMutual acts as investment manager. Concert Capital Management, Inc. ("Concert") served as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson & Company, Inc. ("Babson") effective December 31, 1996. At such time, both Concert and Babson were wholly-owned subsidiaries of Babson Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund. MassMutual paid Concert a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity Fund and the Equity Sector of MML Blend Fund.

     Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Fund, Oppenheimer Strategic Bond Fund and Oppenheimer Growth & Income Fund are the nine separate funds of the Oppenheimer Trust. The Oppenheimer Trust is a registered,open-end, diversified management investment company, for which Oppenheimer Funds, Inc. ("OFI"), a controlled subsidiary of MassMutual, serves as investment adviser to the Oppenheimer Trust, (prior to January 5, 1996, OFI was known as Oppenheimer Management Corporation).

     In addition to the thirteen divisions of Strategic Variable Life Segment, a policyowner may also allocate funds to the Guaranteed Principal Account, which is part of MassMutual's general account. Because of exemptive and exclusionary provisions, interests in the Guaranteed Principal Account,which is part of MassMutual's general account, are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940.

3.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed consistently by Strategic Variable Life Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

     A.  Investment Valuation

     The investments in the MML Trust and the Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

     B.  Accounting for Investments

     Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

     C.  Federal Income Taxes

     MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Strategic Variable Life Segment is part of MassMutual's total operation and is not taxed separately. Strategic Variable Life Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains of Strategic Variable Life Segment credited to the policies. Accordingly, MassMutual does not intend to make any charge to Strategic Variable Life Segment divisions to provide for company income taxes. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to Strategic Variable Life Segment.

     D.  Policy Loan

     When a policy loan is made, Strategic Variable Life Segment transfers the amount of the loan to MassMutual, thereby decreasing both the assets and the reserves of Strategic Variable Life Segment by an equal amount. The interest rate charged on any loan is 6% per year or the policyowner may select an adjustable loan rate at the time of application. All loan repayments are allocated to the Guaranteed Principal Account.

     The policyowner earns interest at a rate which is the greater of 3% or the policy loan rate less a MassMutual declared charge (maximum .75%) for expenses and taxes.

     E.  Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.   Charges

     MassMutual charges the Strategic Variable Life Segment divisions for the mortality and expense risks it assumes. The charge is made daily at a current effective annual rate of 0.30% of the value of each division's net assets.

     MassMutual makes certain deductions from the annual premium before amounts are allocated to Strategic Variable Life Segment and the Guaranteed Principal Account. The deductions are for sales charges and state premium taxes. No additional deductions are taken when money is transferred from the Guaranteed Principal Account to the Strategic Variable Life Segment. MassMutual also makes certain charges for the cost of insurance and administrative costs.

5.   Sales Agreements

     Effective May 1, 1996, MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as principal underwriter of the policies pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account I. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the policies.

     Prior to May 1, 1996, MML Investors Services, Inc. ("MMLISI") a wholly-owned subsidiary of MassMutual, served as principal underwriter of the policies. Effective May 1, 1996, MMLISI serves as co-underwriter of the policies pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account I, MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the policies as authorized variable life insurance agents under applicable state insurance laws.

     Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the policies are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the policies.

6. PURCHASES AND SALES OF INVESTMENTS

                                             MML        MML                               Oppenheimer               Oppenheimer
                                 MML        Money     Managed       MML      Oppenheimer      High     Oppenheimer    Capital
For the Three Months            Equity      Market      Bond       Blend        Money        Income       Bond      Appreciation
Ended March 31, 1997           Division    Division   Division    Division     Division     Division    Division      Division
--------------------          ----------  ---------- ----------  ----------  -----------  -----------  -----------  ------------
Cost of purchases...........  $  964,058  $4,687,037 $  622,182  $  366,074  $        68  $   241,419  $       109  $    519,371
Proceed from sales..........      16,178   3,559,860      7,955       2,200            4    1,129,566            0        41,738
Average monthly value of
 securities.................   1,391,040   1,655,249    849,249     503,171        5,374      826,500        5,462       954,279

                                           Oppenheimer  Oppenheimer  Oppenheimer
                              Oppenheimer    Multiple     Global      Strategic    Oppenheimer
For the Three Months            Growth      Strategies  Securities      Bond     Growth & Income
Ended March 31, 1997           Division      Division    Division     Division      Division
--------------------          -----------  -----------  -----------  ----------- ---------------
Cost of purchases...........  $   880,976  $   222,981  $   429,945  $    13,621 $       155,701
Proceed from sales..........       48,901          929        2,795          129             402
Average monthly value of
 securities.................      960,745      138,695      506,412       15,799          85,579

7. NET INVESTMENT RETURN

   The following table shows the Net Investment Return for each division in Strategic Variable Life Segment:


                                             MML        MML                               Oppenheimer               Oppenheimer
                                 MML        Money     Managed       MML      Oppenheimer      High     Oppenheimer    Capital
                                Equity      Market      Bond       Blend        Money        Income       Bond      Appreciation
                               Division    Division   Division    Division     Division     Division    Division      Division
                              ----------  ---------- ----------  ----------  -----------  -----------  -----------  ------------
For the Three Months
 Ended March 31, 1997.......       0.38%       1.20%    (0.62)%       0.73%        1.16%        1.41%      (0.51)%      (13.82)%
For the Three Months
 Ended March 31, 1996.......       5.18%       1.16%    (2.24)%       3.11%        1.18%        3.51%      (1.37)%        8.06 %

                                           Oppenheimer  Oppenheimer  Oppenheimer
                              Oppenheimer    Multiple     Global      Strategic    Oppenheimer
                                Growth      Strategies  Securities      Bond     Growth & Income
                               Division      Division    Division     Division      Division
                              -----------  -----------  -----------  ----------- ---------------
For the Three Months
 Ended March 31, 1997.......      (4.33)%      (3.81)%        4.01%      (0.12)%         (7.72)%
For the Three Months
 Ended March 31, 1996.......       6.61 %       3.25 %        3.63%       1.54 %          6.58 %

The net investment return for each division of the Strategic Variable Life Account is computed using the net increase in net assets resulting from operations as compared to the average monthly net assets. The net investment return figures shown above do not reflect expenses related to insurance products. Inclusion of such expenses would reduce the net investment return figures for all periods shown.

8. NET INCREASE (DECREASE) IN ACCUMULATION UNITS

                                                 MML           MML                                  Oppenheimer
                                   MML          Money        Managed       MML       Oppenheimer        High      Oppenheimer
For the three Months              Equity        Market         Bond       Blend          Money         Income         Bond
Ended March 31, 1997             Division      Division      Division    Division      Division       Division      Division
--------------------           -----------   -----------    ---------    --------    -----------    -----------   -----------
Units purchased                   403,222      3,386,153      485,928     228,149            --        113,815             --
Units withdrawn and
 transferred to Guaranteed
 Principal Account                (13,607)      (966,413)      (8,068)     (2,334)           --         (5,654)            --
Units transferred between
 divisions                        267,997     (1,388,089)      78,343      57,063            --       (839,269)            --
                               ----------     ----------   ----------  ----------    ----------     ----------     ----------
Net increase (decrease)           657,612      1,032,251      556,203     282,879            --       (731,108)            --
Units, all beginning of the
 year                             714,055        681,464      481,626     244,490         5,000       1,020,400         5,000
                               ----------     ----------   ----------  ----------    ----------     -----------    ----------
Units, at end of the period     1,371,667      1,713,715    1,037,829     527,371         5,000         289,292         5,000
                               ==========     ==========   ==========  ==========    ==========     ===========    ==========
                               Oppenheimer                           Oppenheimer      Oppenheimer     Oppenheimer
                                 Capital           Oppenheimer         Multiple         Global         Strategic      Oppenheimer
For the three Months           Appreciation          Growth           Strategies      Securities         Bond       Growth & Income
Ended March 31, 1997             Division           Division           Division        Division        Division        Division
--------------------           -----------        -----------       -----------      -----------      -----------     -----------
Units purchased                    152,576                678               388          181,579               54             810
Units withdrawn and
 transferred to Guaranteed
 Principal Account                 (31,361)           (33,383)           (1,727)          (3,626)            (162)           (544)
Units transferred between
 divisions                         169,700            535,578           169,798          168,269           11,093          84,727
                                ----------         ----------        ----------       ----------       ----------      ----------
Net increase (decrease)            290,915            502,873           168,459          346,222           10,985           8,499
Units, all beginning of the
 year                              686,585            543,020             5,000          220,297            5,000           5,000
                                ----------         ----------        ----------       ----------       ----------      ----------
Units, at end of the period        977,500          1,045,893           173,459          566,519           15,985          89,993
                                ==========         ==========        ==========       ==========       ==========      ==========


9. CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

   As discussed in Note 1, the financial statements only represent activity of MassMutual's Strategic Variable Life Segment. The combined net assets as of March 31, 1997 for Separate Account I, which includes the two segments pertaining to the flexible premium variable whole life insurance policies and the two segments pertaining to the flexible premium variable whole life insurance policies with table of selected face amount, are as follows;

                                                 MML           MML                                  Oppenheimer
                                   MML          Money        Managed         MML       Oppenheimer     High      Oppenheimer
                                  Equity        Market         Bond         Blend        Money        Income        Bond
                                 Division      Division      Division      Division     Division     Division     Division
                               -----------    -----------   -----------   ----------   ----------   -----------  -----------
Total Assets                   $33,925,369   $ 4,867,853    $12,947,739  $ 9,816,151   $    5,445   $   975,198  $     5,495
Total Liabilities                   18,976         1,963         12,466        5,460           --         2,432            4
                               -----------   -----------    -----------  -----------   ----------   -----------  -----------
Net Assets                     $33,906,393   $ 4,865,890    $12,935,273  $ 9,810,691   $    5,445   $   972,766  $     5,491
                               ===========   ===========    ===========  ===========   ==========   ===========  ===========
Net assets;
For variable life insurance
 policies                       33,824,516     4,816,383     12,880,497    9,739,580           --       959,890           --
Retained in Variable Life
 Separate Account I by
 Massachusetts Mutual Life
 Insurance Company                  81,877        49,507       54,776         71,111        5,445        12,876        5,491
                               -----------   -----------    -----------  -----------   ----------   -----------  -----------
Net Assets                     $33,906,393   $ 4,865,890    $12,935,273  $ 9,810,691   $    5,445   $   972,766  $     5,491
                               ===========   ===========    ===========  ===========   ==========   ===========  ===========

                               Oppenheimer                  Oppenheimer  Oppenheimer   Oppenheimer
                                 Capital     Oppenheimer     Multiple      Global      Strategic     Oppenheimer       Dreyfus
                               Appreciation     Growth      Strategies    Securities      Bond      Growth & Income     Index
                                 Division      Division      Division      Division     Division      Division         Division
                               -----------   -----------   ------------  -----------   -----------  ---------------   -----------
Total Assets                   $ 5,711,995   $ 1,886,354   $    212,991  $ 3,795,435   $   183,513  $       150,090   $22,317,967
Total Liabilities                    8,589        11,261            100       36,239            12               55        22,570
                               -----------   -----------   ------------  -----------   -----------  ---------------   -----------
Net Assets                     $ 5,703,406   $ 1,875,093   $    212,891  $ 3,759,196   $   183,501  $       150,035   $22,295,387
                               ===========   ===========   ============  ===========   ===========  ===============   ===========
Net assets;
For variable life insurance
 policies                        5,684,669     1,861,298        206,754    3,741,364       171,633          141,699    22,289,510
Retained in Variable Life
 Separate Account I by
 Massachusetts Mutual Life
 Insurance Company                  18,737        13,795          6,137       17,832        11,868            8,336         5,877
                               -----------   -----------    -----------  -----------   -----------  ---------------   -----------
Net Assets                     $ 5,703,406   $ 1,875,093    $   212,891  $ 3,759,196   $   183,501  $       150,035   $22,295,387
                               ===========   ===========    ===========  ===========   ===========  ===============   ===========


 Report Of Independent Accountants


 To the Contract Owners of MassMutual Variable Life Separate Account 1 and the Board of Directors of Massachusetts Mutual Life Insurance Company

 We have audited the accompanying statements of assets and liabilities of the MML Equity Division, MML Money Market Division, MML Managed Bond Division, MML Blend Division, Oppenheimer Money Division, Oppenheimer High Income Division, Oppenheimer Bond Division, Oppenheimer Capital Appreciation Division, Oppenheimer Growth Division, Oppenheimer Multiple Strategies Division, Oppenheimer Global Securities Division, Oppenheimer Strategic Bond Division and Oppenheimer Growth & Income Division of the Strategic Variable Life Segment of Massachusetts Mutual Variable Life Separate Account I as of December 31, 1996, and the related statements of operations and statements of changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of December 31, 1996, by examination of the records of MML Series Investment Fund and by confirmation with Oppenheimer Variable Account Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the MML Equity Division, MML Money Market Division, MML Managed Bond Division, MML Blend Division, Oppenheimer Money Division, Oppenheimer High Income Division, Oppenheimer Bond Division, Oppenheimer Capital Appreciation Division, Oppenheimer Growth Division, Oppenheimer Multiple Strategies Division, Oppenheimer Global Securities Division, Oppenheimer Strategic Bond Division and Oppenheimer Growth & Income Division of the Strategic Variable Life Segment of Massachusetts Mutual Variable Life Separate Account I as of December 31, 1996, the results of their operations and the changes in their net assets for the periods indicated thereon, in conformity with generally accepted accounting principles.


                                      Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 4, 1997

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996

                                                  MML            MML                                     Oppenheimer
                                    MML          Money         Managed        MML        Oppenheimer        High        Oppenheimer
                                   Equity        Market         Bond         Blend          Money          Income          Bond
                                  Division      Division      Division      Division      Division        Division       Division
                                 ----------    ----------    ----------    ----------    ----------      ----------     ----------
ASSETS
Investments
 Number of shares (Note 2)......     30,858       729,612        43,043        13,342         5,370         113,761           475
                                  =========     =========     =========     =========     =========     ===========     =========
 Identified cost (Note 3B)......  $ 883,733     $ 729,612     $ 516,213     $ 284,840     $   5,370     $ 1,271,845     $   5,476
                                  =========     =========     =========     =========     =========     ===========     =========
 Value (Note 3A)................  $ 919,138     $ 729,612     $ 518,592     $ 293,171     $   5,370     $ 1,266,155     $   5,520
Dividends receivable............     42,809         1,985         8,241        10,015             9              --            --
                                  ---------     ---------     ---------     ---------     ---------     -----------     ---------
   Total assets.................    961,947       731,597       526,833       303,186         5,379       1,266,155         5,520

LIABILITIES
Payable to Massachusetts Mutual
 Life Insurance Company.........          8             8             4             3             4              10            --
                                  ---------     ---------     ---------     ---------     ---------     -----------     ---------

NET ASSETS......................  $ 961,939     $ 731,589     $ 526,829     $ 303,183     $   5,375     $ 1,266,145     $   5,520
                                  =========     =========     =========     =========     =========     ===========     =========
Net Assets:
For variable life insurance
 policies.......................  $ 955,200     $ 726,221     $ 521,359     $ 296,983     $      --     $ 1,259,940     $      --
Retained in Variable Life
 Separate Account I by
 Massachusetts Mutual Life
 Insurance Company..............      6,736         5,368         5,470         6,200         5,375           6,205         5,520
                                  ---------     ---------     ---------     ---------     ---------     -----------     ---------

   Net assets...................  $ 961,939     $ 731,589     $ 526,829     $ 303,183     $   5,375     $ 1,266,145     $   5,520
                                  =========     =========     =========     =========     =========     ===========     =========

Accumulation units (Note 8)
 Policyowners...................    709,055       676,464       476,626       239,493            --       1,015,400            --
  Massachusetts Mutual Life
    Insurance Company...........      5,000         5,000         5,000         5,000         5,000           5,000         5,000
                                  ---------     ---------     ---------     ---------     ---------     -----------     ---------
      Total units...............    714,055       681,464       481,626       244,493         5,000       1,020,400         5,000
                                  =========     =========     =========     =========     =========     ===========     =========

NET ASSET VALUE PER
 ACCUMULATION UNIT
 December 31, 1996..............      $1.35         $1.07         $1.09         $1.24         $1.08           $1.24         $1.10
 December 31, 1995..............      $1.12         $1.00         $1.06         $1.09         $1.00           $1.08         $1.06




                                Oppenheimer                      Oppenheimer     Oppenheimer     Oppenheimer
                                  Capital        Oppenheimer      Multiple         Global         Strategic        Oppenheimer
                                Appreciation       Growth        Strategies      Securities         Bond         Growth & Income
                                  Division        Division        Division        Division        Division          Division
                                ------------    ------------    ------------    ------------    ------------      ------------
ASSETS
Investments
 Number of shares (Note 2)......     24,977          28,113             393          14,700           1,171               506
                                  =========       =========       =========       =========       =========       ===========
 Identified cost (Note 3B)......  $ 956,280       $ 738,357       $   5,496       $ 237,750       $   5,603       $     5,080
                                  =========       =========       =========       =========       =========       ===========
 Value (Note 3A)................  $ 966,378       $ 765,791       $   6,139       $ 259,155       $   5,959       $     8,264
Dividends receivable............         --              --              --              --              --                --
                                  ---------       ---------       ---------       ---------       ---------       -----------
   Total assets.................    966,378         765,791           6,139         259,155           5,959             8,264

LIABILITIES
Payable to Massachusetts Mutual
 Life Insurance Company.........          8               6              --               2              --                --
                                  ---------       ---------       ---------       ---------       ---------       -----------

NET ASSETS......................  $ 966,370       $ 765,785       $   6,139       $ 259,153       $   5,959       $     8,264
                                  =========       =========       =========       =========       =========       ===========
Net Assets:
For variable life insurance
 policies.......................  $ 959,332       $ 758,734       $      --       $ 253,270       $      --       $        --
Retained in Variable Life
 Separate Account I by
 Massachusetts Mutual Life
 Insurance Company..............      7,038           7,051           6,139           5,883           5,959             8,264
                                  ---------       ---------       ---------       ---------       ---------       -----------

   Net assets...................  $ 966,370       $ 765,785       $   6,139       $ 259,153       $   5,969       $     8,264
                                  =========       =========       =========       =========       =========       ===========

Accumulation units (Note 6)
  Policyowners..................    681,585         538,020              --         215,297              --                --
    Massachusetts Mutual Life
    Insurance Company...........      5,000           5,000           5,000           5,000           5,000             5,000
                                  ---------       ---------       ---------       ---------       ---------       -----------
      Total units...............    686,585         543,020           5,000         220,297           5,000             5,000
                                  =========       =========       =========       =========       =========       ===========

NET ASSET VALUE PER
 ACCUMULATION UNIT
 December 31, 1996..............      $1.41           $1.41           $1.23           $1.18           $1.19             $1.65
 December 31, 1995..............      $1.17           $1.13           $1.07           $1.00           $1.07             $1.25


                      See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account 1 - Strategic Variable Life

STATEMENT OF OPERATIONS
For the Year Ended December 31, 1996


                                                     MML            MML                                   Oppenheimer
                                       MML          Money         Managed        MML        Oppenheimer      High      Oppenheimer
                                      Equity        Market         Bond         Blend          Money        Income        Bond
                                     Division      Division      Division      Division      Division      Division     Division
                                    ----------    ----------    ----------    ----------    ----------    ----------   ----------
Investment income
 Dividends (Note 3B)............    $   42,809    $   35,721    $   16,577    $   12,896    $      263    $   31,311   $      342

Expenses
Mortality and expense risk fee
 (Note 4).......................           875         2,187           560           329            15           795           16
                                    ----------    ----------    ----------    ----------    ----------    ----------   ----------
Net investment income (loss)
 (Note 3c)......................        41,904        33,534        16,017        12,567           248        30,516          326
                                    ----------    ----------    ----------    ----------    ----------    ----------   ----------

Net realized and unrealized
 gain (loss) on investments
Net realized gain (loss) on
 investments (Note 3B, 3C & 6)..        (2,827)           --          (112)          313            --        18,837           --
Change in net unrealized
 appreciation/depreciation
 of investments.................        34,986            --         2,301         8,127            --        (5,803)         (88)
                                    ----------    ----------    ----------    ----------    ----------    ----------   ----------
Net gain (loss) on investments..        32,159            --         2,189         8,440            --        13,034          (88)
                                    ----------    ----------    ----------    ----------    ----------    ----------   ----------
Net increase (decrease in net assets
 resulting from operations......    $   74,093    $   33,534    $   18,206    $   21,007    $      248    $   43,550   $      238
                                    ==========    ==========    ==========    ==========    ==========    ==========   ==========


                                    Oppenheimer                     Oppenheimer     Oppenheimer     Oppenheimer
                                     Capital        Oppenheimer      Multiple         Global         Strategic      Oppenheimer
                                   Appreciation       Growth        Strategies      Securities         Bond       Growth & Income
                                     Division        Division        Division        Division        Division        Division
                                   ------------    ------------    ------------    ------------    ------------    ------------
Investment income
 Dividends (Note 3B)............    $      374      $      460      $      409      $       --      $      436      $       94

Expenses
Mortality and expense risk fee
 (Note 4).......................           721             494              18             255              17              22
                                    ----------      ----------      ----------      ----------      ----------      ----------
Net investment income (loss)
 (Note 3c)......................          (347)            (34)            391            (255)            419              72
                                    ----------      ----------      ----------      ----------      ----------      ----------

Net realized and unrealized
 gain (loss) on investments
Net realized gain (loss) on
 investments (Note 3B, 3C & 6)..         (10,070)         (3,859)              1             257               1               7
Change in net unrealized
 appreciation/depreciation
 of investments.................         9,216          26,779             416          21,378             206           1,930
                                    ----------      ----------      ----------      ----------      ----------      ----------
Net gain (loss) on investments..          (852)         22,920             417          21,635             207           1,907
                                    ----------      ----------      ----------      ----------      ----------      ----------
Net increase (decrease in net assets
 resulting from operations......    $   (1,199)     $   22,886      $      808      $   21,380      $      626      $    2,009
                                    ==========      ==========      ==========      ==========      ==========      ==========

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1996

                                                       MML           MML                                Oppenheimer
                                           MML        Money        Managed       MML       Oppenheimer     High       Oppenheimer
                                         Equity       Market        Bond        Blend        Money        Income         Bond
                                        Division     Division     Division     Division     Division     Division      Division
                                       ---------    ---------    ---------    ---------    ---------    ----------    ----------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)......... $  41,934    $  33,534    $  16,017    $  12,567    $     248    $   30,516    $      326
 Net realized gain (loss)
  on investments......................    (2,827)          --         (112)         313           --        18,837            --
Change in net unrealized
  appreciation/depreciation
  of investments......................    34,986           --        2,301        8,127           --        (5,803)          (88)
                                       ---------    ---------    ---------    ---------    ---------    ----------    ----------
 Net Increase (decrease) in net assets
  resulting from operations...........    74,093       33,534       18,206       21,007          248        40,550           238
                                       ---------    ---------    ---------    ---------    ---------    ----------    ----------

Capital transactions: (Note 8)
 Net contract payments (Note 5).......     4,154    5,620,114        1,941           --           --            --            --
 Reimbursement (payment) of
  Accumulation unit value
  fluctuation.........................       362        6,520         (118)       1,199           --         1,702            --
 Withdrawal due to administrative
  and insurance costs.................   (13,823)     (92,404)      (9,099)      (2,663)          --        (4,525)           --
 Divisional transfers.................   891,536   (4,841,301)     510,586      278,183           --     1,220,019            --
                                       ---------    ---------    ---------    ---------    ---------    ----------    ----------
 Net increase in net assets resulting
  from capital transactions...........   882,229      692,929      503,310      276,719           --     1,217,196            --
                                       ---------    ---------    ---------    ---------    ---------    ----------    ----------
Total increase........................   956,322      726,463      521,516      297,726          248     1,260,746           238

NET ASSETS, at beginning
 of the year..........................     5,617        5,126        5,313        5,457        5,127         5,399         5,282
                                       ---------    ---------    ---------    ---------    ---------    ----------    ----------

NET ASSETS, at end
 of the year.......................... $ 961,939    $ 731,589    $ 526,829    $ 300,183    $   5,375    $1,266,145    $    5,520
                                       =========    =========    =========    =========    =========    ==========    ==========



                                       Oppenheimer                   Oppenheimer    Oppenheimer    Oppenheimer
                                        Capital       Oppenheimer     Multiple        Global        Strategic       Oppenheimer
                                      Appreciation      Growth        Strategies    Securities        Bond        Growth & Income
                                        Division       Division       Division       Division       Division         Division
                                      ------------    -----------    -----------    -----------    ---------      ---------------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)......... $    (347)     $     (34)     $     390      $    (255)     $     419      $       72
 Net realized gain (loss)
  on investments......................   (10,070)        (3,859)             1            257              1               7
 Change in net unrealized
  appreciation/depreciation
  of investments......................     9,218         26,779            416         21,378            206           1,930
                                       ---------      ---------      ---------      ---------      ---------      ----------
 Net increase (decrease) in net assets
  resulting from operations...........    (1,199)        22,886            808         21,380            626           2,009
                                       ---------      ---------      ---------      ---------      ---------      ----------

Capital transactions: (Note 8)
 Net contract payments (Note 5).......       552            553             --             --             --              --
 Reimbursement (payment) of
  Accumulation unit value
  fluctuation.........................      (253)          (268)            --            519             --               1
 Withdrawal due to administrative
  and insurance costs.................    (5,150)        (3,218)            --         (2,010)            --              --
 Divisional transfers.................   966,547        740,185             --        234,245             --              --
                                       ---------      ---------      ---------      ---------      ---------      ----------
 Net increase in net assets resulting
  from capital transactions...........   961,696        737,252             --        232,754             --               1
                                       ---------      ---------      ---------      ---------      ---------      ----------
Total increase........................   960,497        760,136            808        254,134            626           2,010

NET ASSETS, at beginning
 of the year..........................     5,873          5,647          5,331          5,019          5,333           6,254
                                       ---------      ---------      ---------      ---------      ---------      ----------

NET ASSETS, at end
 of the year.......................... $ 966,370      $ 765,785      $   6,139      $ 259,153      $   5,959      $    8,264
                                       =========      =========      =========      =========      =========      ==========

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life

STATEMENT OF CHANGES IN NET ASSETS
For the Period July 5, 1995 (Date Of Commencement Of Operations) Through December 31, 1995

                                                      MML        MML                              Oppenheimer
                                          MML        Money     Managed     MML      Oppenheimer       High      Oppenheimer
                                         Equity     Market      Bond      Blend        Money         Income         Bond
                                        Division   Division   Division   Division     Division      Division      Division
                                        --------   --------   --------   --------   -----------   -----------   -----------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)........   $    197   $    126   $    234   $    255   $       127   $       286   $       150
 Net realized gain on investments....          1         --         --         --            --            --            --
 Change in net unrealized
  appreciation of investments........        419         --         79        203            --           114           132
                                        --------   --------   --------   --------   -----------   -----------   -----------
 Net increase in net assets
  resulting from operations..........        617        126        313        458           127           400           282
                                        --------   --------   --------   --------   -----------   -----------   -----------
Capital transactions; (Note 8)
 Transfer of seed money..............      5,000      5,000      5,000      5,000         5,000         5,000         5,000
 Payment of accumulation unit
  value fluctuation..................         --         --         --         (1)           --            (1)           --
                                        --------   --------   --------   --------   -----------   -----------   -----------
 Net increase in net assets
  resulting from capital
  transactions.......................      5,000      5,000      5,000      4,999         5,000         4,999         5,000
                                        --------   --------   --------   --------   -----------   -----------   -----------
Total Increase.......................      5,617      5,126      5,313      5,457         5,127         5,399         5,282

NET ASSETS, at beginning
 of the year.........................         --         --         --         --            --            --            --
                                        --------   --------   --------   --------   -----------   -----------   -----------
NET ASSETS, at end
 of the year.........................   $  5,617   $  5,126   $  5,313   $  5,457   $     5,127   $     5,399   $     5,282
                                        ========   ========   ========   ========   ===========   ===========   ===========
                                      Oppenheimer                 Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                        Capital     Oppenheimer     Multiple      Global       Strategic      Growth &
                                      Appreciation   Growth        Strategies    Securities       Bond         Income
                                       Division      Division       Division      Division      Division      Division
                                      -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)........ $       (8)   $        (8)  $       104   $        (7)  $       183   $        --
 Net realized gain on investments....         --             --            --            --            --             1
 Change in net unrealized
  appreciation of investments........        881            655           227            26           150         1,254
                                      ----------    -----------   -----------   -----------   -----------   -----------
 Net increase in net assets
  resulting from operations..........        873            647           331            19           333         1,255
                                      ----------    -----------   -----------   -----------   -----------   -----------
Capital transactions; (Note 8)
 Transfer of seed money..............      5,000          5,000         5,000         5,000         5,000         5,000
 Payment of accumulation unit
  value fluctuation..................         --             --            --            --            --            (1)
                                      ----------    -----------   -----------   -----------   -----------   -----------
 Net increase in net assets
  resulting from capital
  transactions.......................      5,000          5,000         5,000         5,000         5,000         4,999
                                      ----------    -----------   -----------   -----------   -----------   -----------
Total Increase.......................      5,873          5,647         5,331         5,019         5,333         6,254

NET ASSETS, at beginning
 of the year.........................         --             --            --            --            --            --
                                      ----------    -----------   -----------   -----------   -----------   -----------
NET ASSETS, at end
 of the year......................... $    5,873    $     5,647   $     5,331   $     5,019   $     5,333   $     6,254
                                      ==========    ===========   ===========   ===========   ===========   ===========

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life

Notes To Financial Statements

1.  HISTORY

    Massachusetts Mutual Variable Life Separate Account I ("Separate Account I") is a separate investment account established on July 13, 1988 by Massachusetts Mutual Life Insurance Company ("MassMutual") in accordance with the provisions of Section 132G of Chapter 175 of the Massachusetts General Laws.

    MassMutual maintains four segments within Separate Account I. The initial segment ("Variable Life Plus Segment") is used exclusively for MassMutual's flexible premium variable whole life insurance policy, known as Variable Life Plus.

    On March 30, 1990, MassMutual established a second segment ("Large Case Variable Life Plus Segment") within Separate Account I to be used exclusively for MassMutual's flexible premium variable whole life insurance policy with table of selected face amounts, known as Large Case Variable Life Plus.

    On July 5, 1995, MassMutual established a third segment ("Strategic Variable Life Segment") within Separate Account I to be used exclusively for MassMutual's flexible premium variable whole life insurance policy with table of selected face amounts, known as Strategic Variable Life.

    On July 24, 1995, MassMutual established a fourth segment ("Variable Life Select Segment") within Separate Account I to be used exclusively for MassMutual's flexible premium variable whole life insurance policy, known as Variable Life Select.

    The Separate Account I operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder. MassMutual paid $65,000 to Strategic Variable Life Segment on July 5, 1995 to provide initial capital: 14,439 shares were purchased in the two management investment companies described in Note 2 supporting the thirteen divisions of Strategic Variable Life Segment.

2.  INVESTMENT OF STRATEGIC VARIABLE LIFE SEGMENT'S ASSETS

    Strategic Variable Life Segment maintains thirteen divisions. Each division invests in corresponding shares of either MML Series Investment Trust ("MML Trust") or Oppenheimer Variable Account Funds ("Oppenheimer Trust").

    MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are the four series of the MML Trust. The MML Trust is a no-load, registered, open-end, diversified management investment company for which MassMutual acts as investment manager. Concert Capital Management, Inc. ("Concert") served as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson & Company, Inc. ("Babson") effective December 31, 1996. At such time, both Concert and Babson were wholly-owned subsidiaries of Babson Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund. MassMutual paid Concert a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity Fund and the Equity Sector of MML Blend Fund.

    Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Fund, Oppenheimer Strategic Bond Fund and Oppenheimer Growth & Income Fund are the nine separate funds of the Oppenheimer Trust. The Oppenheimer Trust is a registered, open-end, diversified management investment company, for which OppenheimerFunds, Inc. ("OFI"), a controlled subsidiary of MassMutual, serves as investment adviser to the Oppenheimer Trust, (prior to January 5, 1996, OFI was known as Oppenheimer Management Corporation).


    In addition to the thirteen divisions of Strategic Variable Life Segment, a policyowner may also allocate funds to the Guaranteed Principal Account, which is part of MassMutual's general account. Because of exemptive and exclusionary provisions, interests in the Guaranteed Principal Account,which is part of MassMutual's general account, are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by Strategic Variable Life Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

    F. Investment Valuation

    The investments in the MML Trust and the Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

    G. Accounting for Investments

    Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

    H. Federal Income Taxes

    MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Strategic Variable Life Segment is part of MassMutual's total operation and is not taxed separately. Strategic Variable Life Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains of Strategic Variable Life Segment credited to the policies. Accordingly, MassMutual does not intend to make any charge to Strategic Variable Life Segment divisions to provide for company income taxes. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to Strategic Variable Life Segment.

    I.  Policy Loan

    When a policy loan is made, Strategic Variable Life Segment transfers the amount of the loan to MassMutual, thereby decreasing both the assets and the reserves of Strategic Variable Life Segment by an equal amount. The interest rate charged on any loan is 6% per year or the policyowner may select an adjustable loan rate at the time of application. All loan repayments are allocated to the Guaranteed Principal Account.

    The policyowner earns interest at a rate which is the greater of 3% or the policy loan rate less a MassMutual declared charge (maximum .75%) for expenses and taxes.

    J.  Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.  CHARGES

    MassMutual charges the Strategic Variable Life Segment divisions for the mortality and expense risks it assumes. The charge is made daily at a current effective annual rate of 0.30% of the value of each division's net assets.

    MassMutual makes certain deductions from the annual premium before amounts are allocated to Strategic Variable Life Segment and the Guaranteed Principal Account. The deductions are for sales charges and state premium taxes. No additional deductions are taken when money is transferred from the Guaranteed Principal Account to the Strategic Variable Life Segment. MassMutual also makes certain charges for the cost of insurance and administrative costs.

5.  SALES AGREEMENTS

    Effective May 1, 1996, MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as principal underwriter of the policies pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account I. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the policies.

    Prior to May 1, 1996, MML Investors Services, Inc. ("MMLISI") a wholly-owned subsidiary of MassMutual, served as principal underwriter of the policies. Effective May 1, 1996, MMLISI serves as co-underwriter of the policies pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account I, MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the policies as authorized variable life insurance agents under applicable state insurance laws.

    Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the policies are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the policies.

6. PURCHASES AND SALES OF INVESTMENTS

                                                       MML          MML                                 Oppenheimer
                                       MML           Money       Managed       MML       Oppenheimer       High     Oppenheimer
For the Year Ended                    Equity         Market        Bond       Blend         Money         Income        Bond
December 31, 1996                    Division       Division     Division    Division      Division      Division     Division
-----------------                   ----------     ----------   ----------  ----------    ----------    ----------   ----------
Cost of purchases..............     $1,090,274     $7,731,043     $529,729     $282,420      $  267     $2,309,448     $  341
Proceeds from sales............        211,707      7,006,534       18,558        2,990          11      1,061,725         16
Average monthly value of
 securities....................        311,129        620,872      199,912      116,316       5,243        309,257      5,322


                                    Oppenheimer                 Oppenheimer Oppenheimer   Oppenheimer
                                     Capital       Oppenheimer   Multiple     Global      Strategic     Oppenheimer
For the Year Ended                 Appreciation      Growth     Strategies  Securities       Bond     Growth & Income
December 31, 1996                    Division       Division     Division    Division      Division      Division
-----------------                   ----------     ----------   ----------  ----------    ----------    ----------
Cost of purchases..............     $1,134,569       $919,014       $  408     $234,764      $  436         $   94
Proceeds from sales............        173,213        181,791           18        2,263          17             22
Average monthly value of
 securities....................        256,559        175,808        5,700       91,818       5,599          7,261

7.  NET INVESTMENT RETURN

    The following table shows the net investment return for each division in Strategic Variable Life Segment:


                                                       MML          MML                                 Oppenheimer
                                       MML           Money       Managed       MML       Oppenheimer       High     Oppenheimer
                                      Equity         Market        Bond       Blend         Money         Income        Bond
                                     Division       Division     Division    Division      Division      Division     Division
                                    ----------     ----------   ----------  ----------    ----------    ----------   ----------
December 31, 1996..............           23.57%         5.38%        9.13%      17.94%         4.72%        14.08%        4.45%
*For the Period July 5, 1995
  (Date of Commencement of
 Operations) Through
 December 31, 1995.............           11.59%         2.48%        6.10%       8.75%         2.50%         7.60%        5.51%


                                    Oppenheimer                 Oppenheimer Oppenheimer   Oppenheimer
                                     Capital       Oppenheimer   Multiple     Global      Strategic     Oppenheimer
                                   Appreciation      Growth     Strategies  Securities       Bond     Growth & Income
                                     Division       Division     Division    Division      Division      Division
                                    ----------     ----------   ----------  ----------    ----------    ----------
December 31, 1996..............          (.47)%         13.02%       14.16%      23.29%        11.18%        27.68%
*For the Period July 5, 1995
  (Date of Commencement of
 Operations) Through
 December 31, 1995.............          15.67%         11.88%        6.35%        .37%         6.45%        22.36%


The net investment return for each division of the Strategic Variable Life Account is computed using the net increase in net assets resulting from operations as compared to the average monthly net assets. The net investment return figures shown above do not reflect expenses related to insurance products. Inclusion of such expenses would reduce the net investment return figures for all periods shown.

*Note: The amounts shown for the period July 5, 1995 through December 31, 1995 are not annualized.

8. NET INCREASE (DECREASE) IN ACCUMULATION UNITS


                                            MML            MML                                         Oppenheimer
                               MML         Money         Managed         MML        Oppenheimer           High           Oppenheimer
For the Year Ended            Equity       Market         Bond          Blend          Money             Income              Bond
December 31, 1995            Divison      Divison        Divison       Divison        Divison           Divison             Divison
-----------------          -----------  -----------    -----------   -----------    -----------       -----------        -----------
Units purchased.........         4,137    9,528,707          2,292            --             --             1,229                 --
Units withdrawn and
 transferred to
 Guaranteed Principal
 Account................       (11,556)  (4,286,412)        (8,896)       (2,232)            --            (4,950)                --
Units transferred
 between divisions......       716,474   (4,565,831)       483,230       241,725             --         1,019,121                 --
                           -----------  -----------    -----------   -----------    -----------       -----------        -----------
Net Increase............       709,055      676,464        476,626       239,493             --         1,015,400                 --
Units, at beginning of
 the year...............         5,000        5,000          5,000         5,000          5,000             5,000              5,000
                           -----------  -----------    -----------   -----------    -----------       -----------        -----------
Units, at end of the
 year...................       714,055     681,464         481,626       244,493          5,000         1,020,400              5,000
                           ===========  ==========     ===========   ===========    ===========       ===========        ===========


For the Period July 5,
1995 (Date of                               MML            MML                                         Oppenheimer
Commencement of                MML         Money         Managed         MML        Oppenheimer           High           Oppenheimer
Operations) through           Equity       Market         Bond          Blend          Money             Income             Bond
December 31, 1996            Divison      Divison        Divison       Divison        Divison           Divison            Divison
-----------------          -----------  -----------    -----------   -----------    -----------       -----------        -----------
Units purchased.........         5,000        5,000          5,000         5,000          5,000             5,000              5,000
Units, at beginning of
 the period.............            --           --             --            --             --                --                 --
                           -----------  -----------    -----------   -----------    -----------       -----------        -----------
Units, at end of the
 year...................         5,000        5,000          5,000         5,000          5,000             5,000              5,000
                           ===========  ==========     ===========   ===========    ===========       ===========        ===========


                             Oppenheimer                     Oppenheimer      Oppenheimer       Oppenheimer      Oppenheimer
                              Capital        Oppenheimer       Multiple          Global          Strategic        Growth &
For the Year Ended          Appreciation       Growth         Strategies       Securities          Bond            Income
December 31, 1995             Division        Division         Division         Division         Division         Division
-----------------           ------------    ------------     ------------     ------------     ------------     ------------
Units purchased.........         551,136             432               --               --               --               --
Units withdrawn and
 transferred to
 Guaranteed Principal
 Account................          (3,731)         (2,334)              --           (1,798)              --               --
Units transferred
 between divisions......         134,180         539,922               --          217,095               --               --
                            ------------    ------------     ------------     ------------     ------------     ------------
Net Increase............         681,585         538,020               --          215,297               --               --
Units, at beginning of
 the year...............           5,000           5,000            5,000            5,000            5,000            5,000
                            ------------    ------------     ------------     ------------     ------------     ------------
Units, at end of the
 year...................         686,585         543,020            5,000          220,297            5,000            5,000
                            ============    ============     ============     ============     ============     ============


For the Period July 5,
1995 (Date of                Oppenheimer                     Oppenheimer      Oppenheimer       Oppenheimer      Oppenheimer
Commencement of               Capital        Oppenheimer       Multiple          Global          Strategic        Growth &
Operations) through         Appreciation       Growth         Strategies       Securities          Bond            Income
December 31, 1996             Division        Division         Division         Division         Division         Division
-----------------           ------------    ------------     ------------     ------------     ------------     ------------
Units purchased.........           5,000           5,000            5,000            5,000            5,000            5,000
Units, at beginning of
 the period.............              --              --               --               --               --               --
                            ------------    ------------     ------------     ------------     ------------     ------------
Units, at end of the
 year...................           5,000           5,000            5,000            5,000            5,000            5,000
                            ============    ============     ============     ============     ============     ============


9. CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

   As discussed in Note 1, the financial statements only represent activity of MassMutual's Strategic Variable Life Segment. The combined net assets as of December 31, 1996 for Separate Account I, which includes the Variable Life Plus, the Large Case Variable Life Plus, Strategic Variable Life and Variable Life Select Segments are as follows:


                                            MML            MML                                         Oppenheimer
                               MML         Money         Managed         MML        Oppenheimer           High           Oppenheimer
                              Equity       Market         Bond          Blend          Money             Income              Bond
                             Divison      Divison        Divison       Divison        Divison           Divison             Divison
                           -----------  -----------    -----------   -----------    -----------       -----------        -----------
Total Assets............   $30,116,869  $ 1,981,154    $12,312,246   $ 8,919,296    $     5,380       $ 3,064,566        $     5,520
Total Liabilities.......           132        1,346            234        15,515              4                29                 --
                           -----------  -----------    -----------   -----------    -----------       -----------        -----------
Net Assets..............   $30,116,737  $ 1,979,808    $12,312,012   $ 8,900,781    $     5,376       $ 3,064,537        $     5,520
                           ===========  ===========    ===========   ===========    ===========       ===========        ===========
Net Assets:
For variable life
 insurance policies.....    30,035,948    1,930,850     12,256,804     8,833,433             --         3,051,700                 --
Retained in Variable
 Life Separate Account I
 by Massachusetts Mutual
 Life Insurance Company.        80,789       48,958         55,208        70,348          5,376            12,837              5,520
                           -----------  -----------    -----------   -----------    -----------       -----------        -----------
Net Assets..............   $30,116,737  $ 1,979,808    $12,312,012   $ 8,900,781    $     5,376       $ 3,064,537        $     5,520
                           ===========  ===========    ===========   ===========    ===========       ===========        ===========


                            Oppenheimer                    Oppenheimer     Oppenheimer    Oppenheimer     Oppenheimer
                              Capital      Oppenheimer       Multiple        Global        Strategic       Growth &       Dreyfus
                           Appreciation      Growth         Strategies     Securities        Bond           Income         Index
                             Division       Division         Division       Division       Division        Division       Division
                           ------------   ------------    ------------    ------------   ------------    ------------   ------------
Total Assets............    $ 5,385,758    $ 1,082,755     $     6,139     $ 2,888,458    $   151,526     $     8,264    $21,104,051
Total Liabilities.......          5,714          2,351              --           2,403             --              --            232
                            -----------    -----------     -----------     -----------    -----------     -----------    -----------
Net Assets..............    $ 5,380,044    $ 1,080,404     $     6,139     $ 2,884,055    $   151,526     $     8,264    $21,103,819
                            ===========    ===========     ===========     ===========    ===========     ===========    ===========
Net Assets:
For variable life
 insurance policies.....      5,358,777      1,066,459              --       2,866,928        139,640              --     21,089,092
Retained in Variable
 Life Separate Account I
 by Massachusetts Mutual
 Life Insurance Company.         21,267         13,945           6,139          17,127         11,886           8,264          5,727
                            -----------    -----------     -----------     -----------    -----------     -----------    -----------
Net Assets..............    $ 5,380,044    $ 1,080,404     $     6,139     $ 2,884,055    $   151,526     $     8,264    $21,103,819
                            ===========    ===========     ===========     ===========    ===========     ===========    ===========


                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY






                         INTERIM FINANCIAL STATEMENTS

                 for the period ended March 31, 1997 and 1996

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENT OF FINANCIAL POSITION



                                                                                   (Unaudited)
                                                                                     March 31,             December 31,
                                                                                      1997                    1996
                                                                                   -----------             ------------
                                                                                               (In Millions)
   Assets:
   Bonds ......................................................................      $24,049.0              $25,255.0
   Common stocks ..............................................................          280.2                  336.6
   Mortgage loans .............................................................        4,741.5                3,897.1
   Real estate ................................................................        1,838.1                1,840.9
   Other investments ..........................................................        1,557.8                1,425.6
   Policy loans ...............................................................        4,788.0                4,752.3
   Cash and short-term investments ............................................        1,194.0                1,075.4
   Investment and insurance amounts receivable ................................        1,011.4                1,102.4
   Separate account assets ....................................................       13,772.9               13,563.5
   Other assets ...............................................................          156.2                   97.9
                                                                                     ---------              ---------
                                                                                     $53,389.1              $53,346.7
                                                                                     =========              =========

                 See notes to statutory financial statements.
                                      54

Massachusetts Mutual Life Insurance Company

                                                                    (Unaudited)
                                                                     March 31,                  December 31,
                                                                       1997                        1996
                                                                    -----------                 ------------
    Liabilities:
    Policyholders' reserves and funds........................        $33,379.8                    $33,341.5
    Policyholders' dividends.................................            893.0                        885.3
    Policy claims and other benefits.........................            369.6                        373.8
    Federal income taxes.....................................            445.7                        440.7
    Asset valuation reserve..................................            717.5                        689.2
    Investment reserves......................................            189.3                        208.4
    Separate account reserves and liabilities................         13,772.9                     13,563.1
    Amounts due on investments purchased and
     other liabilities.......................................            929.9                      1,206.1
                                                                     ---------                    ---------
                                                                      50,697.7                     50,708.1
    Policyholders' contingency reserves......................          2,691.4                      2,638.6
                                                                     ---------                    ---------
                                                                     $53,389.1                    $53,346.7
                                                                     =========                    =========






                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENT OF INCOME

                                                                                        (Unaudited)
                                                                                   For the Period Ending
                                                                                         March 31,
                                                                                 1997                      1996
                                                                              ----------                ----------
                                                                                          (In Millions)
Income:
Premium income.......................................................         $ 1,625.2                 $ 1,451.8
Net investment and other income......................................             710.4                     733.2
                                                                               ---------                ---------
                                                                                2,335.6                   2,185.0

Benefits and expenses:
Policy benefits and payments.........................................            1,584.0                  1,470.5
Addition to policyholders' reserves and funds........................              187.0                    138.7
Commissions and operating expenses...................................              164.9                    196.1
State taxes, licenses and fees.......................................               19.0                     28.7
Merger restructuring costs...........................................                0.0                     21.6
                                                                               ---------                ---------
                                                                                 1,954.9                  1,855.6
                                                                               ---------                ---------

Net gain before federal income taxes and dividends...................              380.7                    329.4
Federal income taxes.................................................               85.0                     78.5

Net gain from operations before dividends............................              295.7                    250.9
Dividends to policyholders...........................................              212.3                    203.5
                                                                               ---------                ---------

Net gain from operations.............................................               83.4                     47.4
Net realized capital gain (loss).....................................              (16.9)                   145.8
                                                                               ---------                ---------
Net income...........................................................          $    66.5                $   193.2
                                                                               =========                =========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENT OF CHANGES
IN POLICYHOLDERS' CONTINGENCY RESERVES

                                                                            (Unaudited)
                                                                       For the Period Ending
                                                                             March 31,
                                                                 1997                         1996
                                                               --------                     --------
                                                                           (In Millions)
Policyholders' contingency reserves, beginning
  of year .............................................        $2,638.6                     $2,600.9
                                                              ---------                    ---------

Increases (decreases) due to:
  Net income ..........................................            66.5                        193.2
  Net unrealized capital gain (loss) ..................             2.2                        (23.8)
  Change in asset valuation reserve ...................           (28.3)                      (104.7)
  Change in general investment reserve ................            18.0                        (50.8)
  Change in non-admitted assets .......................             1.7                         (4.4)
Prior year reserve changes ............................             0.4                        (77.6)
Other Changes..........................................            (7.7)                        27.9
                                                              ---------                    ---------
Policyholders' contingency reserves, end of period ....        $2,691.4                     $2,560.7
                                                              =========                    =========

                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

SCHEDULE OF TOTAL ADJUSTED CAPITAL


                                               (Unaudited)
                                                March 31,         December 31,
                                                  1997               1996
                                              -------------       -------------
                                                        (In Millions)
Contingency reserves........................    $2,691.4            $2,638.6
AVR.........................................       717.5               689.2
1/2 Dividend liability (page 3, line 7.1)...       441.3               437.4
                                               ---------           ---------

Total capital...............................    $3,850.2            $3,765.2
                                               =========           =========



                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENT OF CASH FLOWS

                                                                                    (Unaudited)
                                                                               For the Periods Ending,
                                                                                      March 31,
                                                                               1997               1996
                                                                              ------             ------
                                                                                    (In Millions)
Operating activities:
Net income............................................................         $66.5              $193.2
Addition to policyholders' reserves and funds,
 net of transfers to separate accounts................................          34.1                 2.6
Net realized capital (gain) loss......................................          16.9              (145.8)
Other changes.........................................................         (66.3)              132.6
                                                                            --------            --------
Net cash provided by operating activities.............................          51.2               182.6
                                                                            --------            --------
Investing activities:
Purchase of investments and loans.....................................      (4,938.1)           (2,701.8)
Sales or maturities of investments and receipts
 from repayment of loans..............................................       5,005.5             2,492.8
                                                                            --------            --------
Net cash provided by (used in) investing activities...................          67.4              (208.7)
                                                                            --------            --------
Increase (decrease) in cash and short-term investments................         118.6               (26.1)

Cash and short-term investments, beginning of year....................       1,075.4             2,342.8
                                                                            --------            --------
Cash and short-term investments, end of period........................      $1,194.0            $2,316.7
                                                                            ========            ========

                 See notes to statutory financial statements.

Notes To Statutory Financial Statements

1. BASIS OF PRESENTATION

The accompanying interim financial statements of Massachusetts Mutual Life Insurance Company (the "Company") have been prepared in conformity with the practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts ("statutory accounting practices"), which practices were also considered to be in conformity with generally accepted accounting principles ("GAAP"). In 1993, the Financial Accounting Standards Board ("FASB") issued interpretation No. 40 ("Fin. 40"), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", which clarified that mutual life insurance companies issuing financial statements described as prepared in conformity with GAAP after 1995 are required to apply all applicable GAAP pronouncements in preparing those financial statements. In January 1995, the FASB issued Statement No. 120 ("SFAS 120"), Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts," which among other things, extended the applicability of certain FASB statements to mutual life insurance companies and deferred the effective date of Fin. 40 to financial statements issued or reissued after 1996.

The accompanying statutory financial statements are different in some respects from GAAP financial statements. The more significant differences are as follows: (a) acquisition costs, such as commissions and other costs in connection with acquiring new business, are charged to current operations as incurred, whereas under GAAP these expenses would be capitalized and recognized over the life of the policies; (b) policy reserves are based upon statutory mortality and interest requirements without consideration of withdrawals, whereas GAAP reserves would bebased upon reasonably conservative estimates of mortality, morbidity, interest and withdrawals; (c) bonds are generally carried at amortized cost whereas GAAP would value bonds at fair value and (d) deferred income taxes are not provided for book-tax timing differences whereas GAAP would record deferred income taxes.

The accompanying interim financial statements reflect, in the opinion of the Company's management, all adjustments (consisting of normal, recurring accruals) necessary for a fair presentation of the interim financial position and results of operations. Such statements should be read in conjunction with the annual financial statements.

2. ASSET VALUATION RESERVE

In compliance with regulatory requirements, the Company maintains the Asset Valuation Reserve. The balances as of March 31, 1997 and 1996, reflect the year-to-date activity and a pro rata share of the annual contribution or amortization, respectively. The Asset Valuation Reserve and other investment reserves stabilize the policyholders' contingency reserves against fluctuations in the value of stocks, as well as declines in the value of bonds, mortgage loans and real estate investments. These other investment reserves for both periods are established each quarter based on the Company's best estimate at those dates and realized losses are taken after a complete analysis is performed during the fourth quarter.

3. POLICYHOLDER'S DIVIDENDS

In October, the Board of Directors annually approve dividends to be paid in the following year. The dividend liability recorded as of March 31, 1997 and 1996 is based on the dividend scales approved for those years in October 1996 and 1995, respectively, and reflects the dividends to be credited for the subsequent twelve months. In the fourth quarter of each year, the dividend liability is adjusted to reflect the dividend scale approved in October of that year.

Report Of Independent Accountants

To the Board of Directors and Policyholders of Massachusetts Mutual Life Insurance Company

We have audited the accompanying statutory statement of financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1996 and 1995, and the related statutory statements of income, changes in policyholders' contingency reserves, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of Connecticut Mutual Life Insurance Company for the year ended December 31, 1995 or for each of the two years in the period ended December 31, 1995, which, after restatement for the 1996 pooling of interests, reflect 25% of assets as of December 31, 1995, 26% and 26% of revenue, and 22% and 6% of net gain from operations for the years ended December 31, 1995 and 1994, respectively. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Connecticut Mutual Life Insurance Company, is based solely on the report of other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of the other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using statutory accounting practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, prior to 1996, the Department of Insurance of the State of Connecticut, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not determinable at this time, are presumed to be material.

In our report dated February 5, 1996, we expressed our opinion that the 1995 and 1994 financial statements, prepared using statutory accounting practices, presented fairly, in all material respects, the financial position of the Massachusetts Mutual Life Insurance Company as of December 31, 1995, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1995 in conformity with generally accepted accounting principles ("GAAP"). As described in Note 1 to the financial statements, financial statements of mutual life insurance enterprises issued or reissued after 1996, and prepared in accordance with statutory accounting principles, are no longer considered to be presentations in conformity with GAAP. Accordingly, our present opinion on the 1995 and 1994 statutory financial statements as presented herein is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the third paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Massachusetts Mutual Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996.

In our opinion, based upon our audits and the report of the other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, on the statutory basis of accounting described in Note 1.


Springfield, Massachusetts                             Coopers & Lybrand, L.L.P.
February 7, 1997

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENT OF FINANCIAL POSITION


                                                            December 31,
                                                        1996            1995
                                                        ----            ----
                                                            (In Millions)
Assets:
Bonds ...........................................     $25,255.0       $23,625.1
Common stocks ...................................         336.6           416.1
Mortgage loans ..................................       3,897.1         3,908.2
Real estate .....................................       1,840.9         1,652.6
Other investments ...............................       1,425.6         1,489.9
Policy loans ....................................       4,752.3         4,518.4
Cash and short-term investments .................       1,075.4         2,342.8
Investment and insurance amounts receivable .....       1,102.4         1,059.3
Separate account assets .........................      13,563.5        11,309.5
Other assets ....................................          97.9           174.6
                                                      ---------       ---------
                                                      $53,346.7       $50,496.5
                                                      =========       =========

Liabilities:
Policyholders' reserves and funds ...............     $33,341.5       $32,893.1
Policyholders' dividends ........................         885.3           832.6
Policy claims and other benefits ................         373.8           395.5
Federal income taxes ............................         440.7           338.5
Asset valuation reserve .........................         689.2           566.8
Investment reserves .............................         208.4           188.4
Separate account reserves and liabilities .......      13,563.1        11,309.6
Amounts due on investments purchased and
 other liabilities ..............................       1,206.1         1,371.1
                                                      ---------       ---------
                                                       50,708.1        47,895.6
Policyholders' contingency reserves .............       2,638.6         2,600.9
                                                      ---------       ---------
                                                      $53,346.7       $50,496.5
                                                      =========       =========




                 See notes to statutory financial statements.
                                      62

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENT OF INCOME

                                                                           Years ended December 31,

                                                                       1996          1995        1994
                                                                      ------        ------      ------
                                                                                 (In Millions)
Income:
Premium income.................................................     $  6,328.6    $  5,727.7   $  6,177.2
Net investment and other income................................        2,861.1       2,898.4      2,803.1
                                                                    ----------    ----------   ----------
                                                                       9,189.7       8,626.1      8,980.3
                                                                    ----------    ----------   ----------

Benefits and expenses:
Policy benefits and payments...................................        6,048.2       5,152.2      5,449.6
Addition to policyholders' reserves and funds..................          854.7       1,205.4      1,263.2
Commissions and operating expenses.............................          763.5         833.7        959.3
State taxes, licenses and fees.................................           96.4          89.4        105.6
Merger restructuring costs.....................................           66.1          44.0         --
                                                                    ----------    ----------   ----------
                                                                       7,828.9       7,324.7      7,777.7
                                                                    ----------    ----------   ----------
Net gain before federal income taxes and dividends.............        1,360.8       1,301.4      1,202.6
Federal income taxes...........................................          276.7         206.2        139.7
                                                                    ----------    ----------   ----------
Net gain from operations before dividends......................        1,084.1       1,095.2      1,062.9
Dividends to policyholders.....................................          859.9         819.0        824.7
                                                                    ----------    ----------   ----------
Net gain from operations.......................................          224.2         276.2        238.2
Net realized capital gain (loss)...............................           40.3         (85.8)      (164.3)
                                                                    ----------    ----------   ----------
Net income.....................................................     $    264.5    $    190.4   $     73.9
                                                                    ==========    ==========   ==========

                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENT OF CHANGES
IN POLICYHOLDERS' CONTINGENCY RESERVES

                                                                                          Years ended December 31,
                                                                                         1996          1995          1994
                                                                                        ------        ------        ------
                                                                                                (In Millions)

Policyholders' contingency reserves, beginning of year .............................   $ 2,600.9     $ 2,569.1     $ 2,470.2
                                                                                      ----------    ----------    ----------
Increases (decreases) due to:
  Net income .......................................................................       264.5         190.4          73.9
  Net unrealized capital gain (loss) ...............................................        (1.7)         88.7          29.5
  Merger restructuring costs, net of tax ...........................................        --           (45.4)         --
  Surplus notes ....................................................................        --            --           100.0
  Change in asset valuation and investment reserves ................................      (142.4)        (75.6)        (38.2)
  Change in valuation bases of policyholders' reserves .............................       (72.2)       (108.2)        (51.1)
  Change in accounting for mortgage backed securities ..............................        --            --            44.5
  Change in non-admitted assets and other ..........................................       (10.5)        (18.1)        (59.7)
                                                                                      ----------    ----------    ----------
                                                                                            37.7          31.8          98.9
                                                                                      ----------    ----------    ----------
Policyholders' contingency reserves, end of year ...................................   $ 2,638.6     $ 2,600.9     $ 2,269.1
                                                                                      ==========    ==========    ==========


                 See notes to statutory financial statements.
                                      64

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENT OF CASH FLOWS


                                                                              Years ended December 31,
                                                                           1996         1995        1994
                                                                          ------       ------      ------
                                                                                    (In Millions)
Operating activities:
Net Income........................................................     $   264.5    $   190.4    $    73.9
Addition to policyholders' reserves and funds
 net of transfers to separate accounts............................         426.7        575.8        546.9
Net realized capital (gain) loss..................................         (40.3)        85.8        164.3
Other changes.....................................................        (232.8)       (25.2)       124.2
                                                                       ---------    ---------    ---------
Net cash provided by operating activities.........................         418.1        826.8        909.3
                                                                       ---------    ---------    ---------
Investing activities:
Purchases of investments and loans................................     (10,171.5)   (10,364.2)    (8,351.6)
                                                                       ---------    ---------    ---------
Sales or maturities of investments and receipts
 from repayment of loans..........................................       8,539.3      9,671.1      7,468.7
                                                                       ---------    ---------    ---------
Net cash used in investing activities.............................      (1,632.2)      (693.1)      (882.9)
                                                                       ---------    ---------    ---------
Financing activities:
Issuance of surplus notes.........................................          --           --          100.0
Repayments of long-term debt......................................         (53.3)       (46.4)      (125.0)
                                                                       ---------    ---------    ---------
Net cash used by financing activities.............................         (53.3)       (46.4)       (25.0)
                                                                       ---------    ---------    ---------
Increase (decrease) in cash and short-term investments............      (1,267.4)        87.3          1.4
Cash and short-term investments, beginning of year................       2,342.8      2,255.5      2,554.1
                                                                       ---------    ---------    ---------
Cash and short-term investments, end of year......................     $ 1,075.4    $ 2,342.8    $ 2,255.5
                                                                       =========    =========    =========

                 See notes to statutory financial statements.

Notes To Statutory Financial Statements

Massachusetts Mutual Life Insurance Company ("the Company") is a mutual life insurance company and as such has no shareholders. The Company's primary business is individual life insurance, annuity and disability income products distributed primarily through career agents. The Company also provides a wide range of pension products and services, as well as investment services to individuals, corporations and institutions in all 50 states and the District of Columbia.

On March 1, 1996, the operations of the former Connecticut Mutual Life Insurance Company ("Connecticut Mutual") were merged into the Company. This merger was accounted for under the pooling of interests method of accounting. For the purposes of this presentation, these financial statements reflect historical amounts giving retroactive effect as if the merger had occurred on January 1, 1994 in conformity with the practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, prior to the merger, the Department of Insurance of the State of Connecticut. In 1996, merger-related expenses totaling $66.1 million were recorded in the Statutory Statement of Income. In 1995, merger-related expenses incurred by Massachusetts Mutual (the Company prior to the merger) of $44.0 million, were recorded in the statutory statement of income and the expenses incurred by Connecticut Mutual of $45.4 million, net of tax, were recorded as a component of changes in policyholders' contingency reserves, as permitted by each company's regulatory authority. On the merger date, policyholder reserves attributable to disability income contracts were strengthened by $75.0 million, investment reserves for real estate were increased by $49.8 million and net prepaid pension assets were increased by $10.4 million. The separate results of each company prior to the merger for the year ended December 31, 1995, are as follows: (a) income was $6,443.8 million for Massachusetts Mutual and $2,182.3 million for Connecticut Mutual; (b) net income was $160.7 million for Massachusetts Mutual and $29.6 million for Connecticut Mutual and (c) policyholders' contingency reserves increased by $143.7 million for Massachusetts Mutual and decreased by $112.0 million for Connecticut Mutual.

On March 31, 1996, the Company sold MassMutual Holding Company Two, Inc., a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company (formerly the MML Pension Insurance Company; currently doing business as "UniCARE"), which comprised the Company's group life and health business, to WellPoint Health Networks, Inc. The Company received total consideration of $402.2 million ($340.0 million in cash and $62.2 million in notes receivable) and recognized a before tax gain of $187.9 million. The Company, pursuant to a 1994 reinsurance agreement, cedes its group life, accident and health business to UniCARE. The Company's investment in MassMutual Holding Company Two, Inc. amounted to $187.8 million at December 31, 1995; its gain from operations reflected a $41 million dividend in 1995. Additionally, this investment produced an unrealized gain of $13.9 million in 1995 and an unrealized loss of $12.6 million in 1994.

1. SUMMARY OF ACCOUNTING PRACTICES

The accompanying statutory financial statements, except as to form, have been prepared in conformity with the practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, prior to the merger, The Department of Insurance of the State of Connecticut ("statutory accounting practices"), which practices were also considered to be in conformity with generally accepted accounting principles ("GAAP"). In 1993, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 40 ("Fin. 40"), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", which clarified that mutual life insurance companies issuing financial statements described as prepared in conformity with GAAP after 1995 are required to apply all applicable GAAP pronouncements in preparing those financial statements. In January 1995, the FASB issued Statement No. 120 ("SFAS 120"), Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts," which among other things, extended the applicability of certain FASB statements to mutual life insurance companies and deferred the effective date of Fin. 40 to financial statements issued or reissued after 1996. As required by generally accepted auditing standards, the opinion expressed by our independent accountants on the 1995 and 1994 financial statements is different from that expressed in their previous report.

The accompanying statutory financial statements are different in some respects from GAAP financial statements. The more significant differences are as follows:
(a) acquisition costs, such as commissions and other costs in connection with acquiring new business, are charged to current operations as incurred, whereas GAAP would require these expenses to be capitalized and recognized over the life of the policies; (b) policy reserves are based upon statutory mortality and interest requirements without consideration of withdrawals, whereas GAAP reserves would be based upon reasonably conservative estimates of mortality, morbidity, interest and withdrawals; (c) bonds are generally carried at amortized cost whereas GAAP would value bonds at fair value and (d) deferred income taxes are not provided for book-tax timing differences whereas GAAP would record deferred income taxes. Management has not yet completed GAAP financial statements, but believes that policyholders' contingency reserves based upon GAAP will be higher than policyholders' contingency reserves based upon statutory accounting practices.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosures of contingent assets and liabilities at the date of the financial statements. Management must also make estimates and assumptions that affect the amounts of revenues and expenses during the reporting period. Future events, including changes in the levels of mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in these financial statements.

The following is a description of the Company's current principal accounting policies and practices.

A. Investments

Bonds and stocks are valued in accordance with rules established by the National Association of Insurance Commissioners. Generally, bonds are valued at amortized cost, preferred stocks in good standing at cost, and common stocks, except for unconsolidated subsidiaries, at fair value.

As promulgated by the National Association of Insurance Commissioners, the Company adopted the retrospective method of accounting for amortization of premium and discount on mortgage backed securities as of December 31, 1994. Prepayment assumptions for mortgage backed securities were obtained from a prepayment model, which factors in mortgage type, seasoning, coupon, current interest rate and the economic environment. The effect of this change, $44.5 million as of December 31, 1994, was recorded as an increase to policyholders' contingency reserves on the Statutory Statement of Financial Position and had no material effect on 1996 or 1995 net income. Through December 31, 1994, premium and discount on bonds were amortized into investment income over the stated lives of the securities.

Mortgage loans are valued at principal less unamortized discount. Real estate is valued at cost less accumulated depreciation, impairments and mortgage encumbrances. Encumbrances totaled $27.3 million in 1996 and $3.0 million in 1995. Depreciation on investment real estate is calculated using the straight-line and constant yield methods.

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy.

Short-term investments are stated at amortized cost, which approximates fair value.

Investments in unconsolidated subsidiaries, joint ventures and other forms of partnerships are included in other investments on the Statutory Statement of Financial Position and are accounted for using the equity method.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve and an Interest Maintenance Reserve. The Asset Valuation Reserve and other investment reserves, as prescribed and permitted by the Division of Insurance, stabilize the policyholders' contingency reserves against fluctuations in the value of stocks, as well as declines in the value of bonds, mortgage loans and real estate investments.

The Interest Maintenance Reserve captures after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed income investments, as well as other financial instruments, including financial futures, U.S. Treasury purchase commitments, options, interest rate swaps, interest rate caps and interest rate floors. These interest rate related gains and losses are amortized into income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset. Net realized after tax capital gains of $77.1 million in 1996, $130.7 million in 1995, and net realized after tax capital losses of $152.6 million in 1994 were charged to the Interest Maintenance Reserve. Amortization of the Interest Maintenance Reserve into net investment income amounted to $26.9 million in 1996, $5.0 million in 1995, and $45.8 million in 1994. In 1994, the Interest Maintenance Reserve resulted in a net loss deferral. In accordance with the practices of the National Association of Insurance Commissioners, the 1994 balance was recorded as a reduction of policyholders' contingency reserves.

Realized capital gains and losses, less taxes, not includable in the Interest Maintenance Reserve, are recognized in net income. Realized capital gains and losses are determined using the specific identification method. Unrealized capital gains and losses are included in policyholders' contingency reserves.

B. Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of pension, variable annuity and variable life insurance contract holders. Assets consist principally of marketable securities reported at fair value. Premiums, benefits and expenses of the separate accounts are reported in the Statutory Statement of Income. The Company receives administrative and investment advisory fees from these accounts.

C. Non-admitted Assets

Assets designated as "non-admitted" (principally certain fixed assets, receivables and Interest Maintenance Reserve, when in a net loss deferral position) are excluded from the Statutory Statement of Financial Position by an adjustment to policyholders' contingency reserves.

D. Policyholders' Reserves and Funds

Policyholders' reserves for life contracts are developed using accepted actuarial methods computed principally on the net level premium and the Commissioners' Reserve Valuation Method bases using the American Experience and the 1941, 1958 and 1980 Commissioners' Standard Ordinary mortality tables with assumed interest rates ranging from 2.5 to 6.0 percent.

Reserves for individual annuities, guaranteed investment contracts and deposit administration and immediate participation guarantee funds are based on accepted actuarial methods principally at interest rates ranging from 2.25 to 11.25 percent. Reserves for policies and contracts considered investment contracts have a carrying value of $9,073.8 million (fair value of $9,324.6 million as determined by discounted cash flow projections). Accident and health policy reserves are generally calculated using the two-year preliminary term, net level premium and fixed net premium methods and various morbidity tables.

During 1996, 1995 and 1994, the Company changed its valuation basis for certain disability income contracts. The effects of these changes, $75.0 million in 1996, $108.2 million in 1995, and $51.1 million in 1994 were recorded as decreases to policyholders' contingency reserves.

E. Premium and Related Expense Recognition

Life insurance premium revenue is recognized annually on the anniversary date of the policy. Annuity premium is recognized when received. Accident and health premiums are recognized as revenue when due. Commissions and other costs related to issuance of new policies, maintenance and settlement costs are charged to current operations.

F. Policyholders' Dividends

The Board of Directors annually approves dividends to be paid in the following year. These dividends are allocated to reflect the relative contribution of each group of policies to policyholders' contingency reserves and consider investment and mortality experience, expenses and federal income tax charges.

G. Cash and Short-term Investments

For purposes of the Statutory Statement of Cash Flows, the Company considers all highly liquid investments purchased with a maturity of twelve months or less to be short-term investments.

2. POLICYHOLDERS' CONTINGENCY RESERVES

Policyholders' contingency reserves represent surplus of the Company as reported to regulatory authorities and are intended to protect policyholders against possible adverse experience.

A. Surplus Notes

The Company issued surplus notes of $100.0 million at 71/2 percent and $250.0 million at 75/8 percent in 1994 and 1993, respectively. These notes are unsecured and subordinate to all present and future indebtedness of the Company, policy claims and prior claims against the Company as provided by the Massachusetts General Laws. Issuance was approved by the Commissioner of Insurance of the Commonwealth of Massachusetts ("the Commissioner").

All payments of interest and principal are subject to the prior approval of the Commissioner. Sinking fund payments are due as follows: $62.5 million in 2021, $87.5 million in 2022, $150.0 million in 2023 and $50.0 million in 2024.

Interest on the notes issued in 1994 is scheduled to be paid on March 1 and September 1 of each year, beginning on September 1, 1994, to holders of record on the preceding February 15 or August 15, respectively. Interest on the notes issued in 1993 is scheduled to be paid on May 15 and November 15 of each year, beginning on May 15, 1994, to holders of record on the preceding May 1 or November 1, respectively. In accordance with regulations of the National Association of Insurance Commissioners, interest expense is not recorded until approval for payment is received from the Commissioner. Interest of $26.6 million was approved and paid in 1996 and 1995, and interest of $22.8 million was approved and paid in 1994.

The proceeds of the notes, less a $32.2 million reserve in 1996 and a $35 million reserve in 1995 and 1994 for contingencies associated with the issuance of the notes, are recorded as a component of the Company's policyholders' contingency reserves as approved by the Commissioner. These reserves, as permitted by the Division of Insurance, are included in investment reserves on the Statutory Statement of Financial Position.

3. EMPLOYEE BENEFIT PLANS

The Company's employee benefit plans include plans in place for the employees of Massachusetts Mutual and Connecticut Mutual prior to the merger. These plans, which were managed separately, reflect different assumptions for 1995.
Employees previously covered by the Connecticut Mutual pension plans will continue coverage under these plans. All other employees, including employees hired after the merger date, will be covered by the Massachusetts Mutual benefit plans.

A. Pension

The Company has two non-contributory defined benefit plans covering substantially all of its employees. One plan includes employees previously employed by Connecticut Mutual; the other includes all other eligible employees. Benefits are based on the employees' years of service, compensation during the last five years of employment and estimated social security retirement benefits. The Company accounts for these plans following Financial Accounting Standards Board Statement No. 87, Employers' Accounting for Pensions. Accordingly, as permitted by the Massachusetts Division of Insurance, the Company has recognized a pension asset of $97.2 million and $37.7 million in 1996 and 1995, respectively. In 1995, a pension asset of $70.9 million associated with the Connecticut Mutual plan was non-admitted in the financial statements, in accordance with Connecticut insurance regulations. On the merger date, the accounting for Connecticut Mutual pension plans was conformed to the Massachusetts Mutual policy of recording pension plan assets and liabilities, resulting in a $10.4 million increase in policyholders' contingency reserves. Company policy is to fund pension costs in accordance with the requirements of the Employee Retirement Income Security Act of 1974 and, based on such requirements, no funding was required for the years ended December 31, 1996 and 1995. The assets of the plans are invested in the Company's general account and separate accounts.

The benefit status of the defined benefit plans as of December 31 is as follows:

                                                                              1996                   1995
                                                                            --------               --------
                                                                                     (In Millions)
     Accumulated benefit obligation                                        $   611.5              $   537.5
     Vested benefit obligation                                                 606.5                  525.7
     Projected benefit obligation                                              665.5                  622.5
     Plan assets at fair value                                               1,021.7                  941.3

The following assumptions were used in determining the actuarial present value of both the accumulated and projected benefit obligation.

                                                                              MassMutual        Connecticut Mutual
                                                                                 Plan                  Plan
                                                                              ----------        ------------------
Discount rate - 1996                                                              7.75%                7.75%
Discount rate - 1995                                                              7.50                 7.75
Increase in future compensation levels                                            5.00                 5.00
Long-term rate of return on assets                                               10.00                 9.00

As a result of the sale of Mirus Life Insurance Company, there was a significant reduction in plan participants which resulted in recognition of a pension plan curtailment gain of $15.3 million in 1996.

The Company also has defined contribution plans for employees and agents. The expense credited to operations for all pension plans is $32.7 million in 1996, $10.9 million in 1995 and $5.0 million in 1994.

B. Life and Health

Certain life and health insurance benefits are provided to retired employees and agents through group insurance contracts. Substantially all of the Company's employees may become eligible for these benefits if they reach retirement age while working for the Company. In 1993, the Company adopted the National Association of Insurance Commissioners' accounting standard for postretirement life and health benefit costs, requiring these benefits to be accounted for using the accrual method for employees and agents eligible to retire and current retirees.

The following rates were used in determining the accumulated postretirement benefit liability.

                                             MassMutual    Connecticut Mutual
                                                Plan             Plan
                                             ----------    ------------------
Discount rate - 1996                            7.75%             7.75%
Discount rate - 1995                            7.50              8.50
Assumed increases in medical cost
 rates in the first year                        7.25             11.00
  declining to                                  5.25              6.00
  within                                      5 years            5 years


The initial transition obligation of $137.9 million is being amortized over twenty years through 2012. At December 31, 1996 and 1995, the net unfunded accumulated benefit obligation was $124.1 million and $109.2 million, respectively, for employees and agents eligible to retire or currently retired and $33.8 million and $42.7 million, respectively, for participants not eligible to retire. A Retired Lives Reserve Trust was funded to pay life insurance premiums for certain retired employees. Trust assets available for benefits were $23.0 million in 1996.

As a result of the sale of Mirus Life Insurance Company, there was a significant reduction in plan participants which resulted in recognition of a life and health plan curtailment loss of $13.9 million in 1996.

The expense for 1996, 1995 and 1994 was $17.6 million, $22.9 million, and $19.8 million, respectively. A one percent increase in the annual assumed increase in medical cost rates would increase the 1996 accumulated postretirement benefit liability and benefit expense by $9.9 million and $1.5 million, respectively.

4. Related Party Transactions

Pursuant to two 1994 reinsurance agreements with Mirus Life Insurance Company (Mirus) whereby the Company assumed all of the single premium immediate annuity business written by Mirus and ceded all of its group life, accident and health business to Mirus. A gain from operations of this business was reflected in 1995 as a $41 million dividend received from Mirus, which was recorded as net investment income on the Statutory Statement of Income. As previously discussed, on March 31, 1996, the Company sold MassMutual Holding Company Two, Inc. a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company to WellPoint Health Networks, Inc.

The Company has a modified coinsurance quota-share reinsurance agreement with a wholly-owned subsidiary, C.M. Life Insurance Company, whereby the Company assumes 50% of the premiums on certain universal life policies issued by C.M. Life in 1985 and 75% of the premiums with issue dates on or after January 1, 1986. The Company pays a stipulated expense allowance, death and surrender benefits, and a modified coinsurance adjustment. Reserves for payment of future benefits are retained by C.M. Life.

5. Federal Income Taxes

Provision for federal income taxes is based upon the Company's best estimate of its tax liability. No deferred tax effect is recognized for temporary differences that may exist between financial reporting and taxable income. Accordingly, the reporting of equity tax, using the most current information, and other miscellaneous temporary differences, such as reserves, acquisition costs and restructuring costs, resulted in an effective tax rate which is other than the statutory tax rate.

The Internal Revenue Service has completed examining the Company's income tax returns through the year 1992 for Massachusetts Mutual and 1991 for Connecticut Mutual, and is currently examining Connecticut Mutual for the years 1992 through 1995. The Company believes any adjustments resulting from such examinations will not materially affect its financial statements.

Components of the formula authorized by the Internal Revenue Service for determining deductible policyholder dividends have not been finalized for 1996 and 1995. The Company records the estimated effects of anticipated revisions in the Statutory Statement of Income.

The Company plans to file its 1996 federal income tax return on a consolidated basis with its life and non-life affiliates. The Company and its life and non-life affiliates are subject to a written tax allocation agreement which allocates tax liability in a manner permitted under Treasury regulations. Generally, the agreement provides that loss members shall be compensated for the use of their losses and credits by other members.

The Company made federal tax payments of $330.7 million in 1996, $147.3 million in 1995 and has a credit of $9.9 million in 1994. At December 31, 1996 and 1995, the Company established a liability for federal income taxes of $440.7 million and $338.6 million, respectively.

6. Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment. In the normal course of business, the Company enters into commitments to purchase privately placed bonds and to issue mortgage loans.

A. Bonds

The carrying value and estimated fair value of bonds are as follows:

                                                  December 31, 1996
                                              ------------------------
                                                 Gross       Gross     Estimated
                                     Carrying  Unrealized  Unrealized    Fair
                                      Value      Gains       Losses      Value
                                     --------  ----------  ----------  ---------
                                                    (In Millions)
U.S. Treasury Securities and
 Obligations of U.S.  Government
 Corporations and Agencies          $ 8,042.6   $  344.0   $   56.3   $ 8,330.3
Debt Securities issued by
 Foreign Governments                     95.2       10.2        0.5       104.9
Mortgage-backed securities            3,969.7      125.5       43.3     4,051.9
State and local governments             173.2       13.1        2.1       184.2
Industrial securities                11,675.2      528.0      133.3    12,069.9
Utilities                               975.0       87.0       18.5     1,043.5
Affiliates                              324.1        4.3        3.5       324.9
                                    ---------   --------   --------   ---------
   TOTAL                            $25,255.0   $1,112.1   $  257.5   $26,109.6
                                    =========   ========   ========   =========
                                                  December 31, 1995
                                              ------------------------
                                                 Gross       Gross     Estimated
                                     Carrying  Unrealized  Unrealized    Fair
                                      Value      Gains       Losses      Value
                                     --------  ----------  ----------  ---------
                                                  (In Millions)
U.S. Treasury Securities and
 Obligations of U.S. Government
 Corporations and Agencies          $ 9,391.5   $  837.0   $   43.3   $10,185.2
Debt Securities issued by
 Foreign Governments                    261.9       27.9        0.1       289.7
Mortgage-backed securities            3,265.4      176.3        9.4     3,432.3
State and local governments             106.0       15.2        0.1       121.1
Industrial securities                 9,030.7      762.8       57.8     9,735.7
Utilities                             1,417.6      152.4        2.9     1,567.1
Affiliates                              152.0        4.4        1.2       155.2
                                    ---------   --------   --------   ---------
   TOTAL                            $23,625.1   $1,976.0   $  114.8   $25,486.3
                                    =========   ========   ========   =========

The carrying value and estimated fair value of bonds at December 31, 1996 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                                                    Estimated
                                                    Carrying          Fair
                                                     Value            Value
                                                    --------        ---------
                                                          (In Millions)
Due in one year or less                            $   680.0       $   684.8
Due after one year through five years                5,128.8         5,219.7
Due after five years through ten years               6,879.6         7,112.6
Due after ten years                                  5,195.4         5,496.1
                                                   ---------       ---------
                                                    17,883.8        18,513.2
Mortgage-backed securities, including securities
 guaranteed by the U.S. Government                   7,371.2         7,596.4
                                                   ---------       ---------
TOTAL                                              $25,255.0       $26,109.6
                                                   =========       =========

Proceeds from sales of investments in bonds were $6,390.7 during 1996, $8,068.8 million during 1995 and $5,624.1 million during 1994. Gross capital gains of $188.8 million in 1996, $255.5 million in 1995 and $100.3 million in 1994 and gross capital losses of $79.9 million in 1996, $67.1 million in 1995 and $195.8 million in 1994 were realized on those sales, a portion of which were included in the Interest Maintenance Reserve. The estimated fair value of non-publicly traded bonds is determined by the Company using a pricing matrix.

B. Stocks

Preferred stocks in good standing had fair values of $150.8 million in 1996 and $87.9 million in 1995, using a pricing matrix for non-publicly traded stocks and quoted market prices for publicly traded stocks. Common stocks, except for unconsolidated subsidiaries, had a cost of $249.2 million in 1996 and $350.5 million in 1995.

C. Mortgages

The fair value of mortgage loans, as determined from a pricing matrix for performing loans and the estimated underlying real estate value for non-performing loans, approximated carrying value less valuation reserves held.

D. Other

The carrying value of investments which were non-income producing for the preceding twelve months was $23.1 million and $113.9 million at December 31, 1996 and 1995, respectively. The Company had restructured loans with book values of $383.5 million, and $415.0 million at December 31, 1996 and 1995, respectively. The loans typically have been modified to defer a portion of the contracted interest payments to future periods. Interest deferred to future periods totaled $2.2 million in 1996, $2.5 million in 1995 and $2.2 million in 1994. The Company made voluntary contributions to the Asset Valuation Reserve of $6.8 million and $52.7 million in 1996 and 1994, respectively. No additional voluntary contribution to the Asset Valuation Reserve was made in 1995.

It is not practicable to determine the fair value of policy loans as they do not have a stated maturity.

7. Portfolio risk management

The Company manages its investment risks primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The fair values of instruments described below, which are not recorded in the financial statements, are based upon market prices or prices obtained from brokers. The Company does not hold or issue financial instruments for trading purposes.

The notional amounts described do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

The Company enters into financial futures contracts for the purpose of managing interest rate exposure. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Gains and losses on financial futures contracts are recorded when the contract is closed and amortized through the Interest Maintenance Reserve over the remaining life of the underlying asset. As of December 31, 1996, the Company did not have any open financial futures contracts.

The Company utilizes interest rate swap agreements, options, and purchased caps and floors to reduce interest rate exposures arising from mismatches between assets and liabilities and to modify portfolio profiles to manage other risks identified. Under interest rate swaps, the Company agrees to an exchange, at specified intervals, between streams of variable rate and fixed rate interest payments calculated by reference to an agreed-upon notional principal amount. Net amounts receivable and payable are accrued as adjustments to interest income and included in investment and insurance amounts receivable on the Statutory Statement of Financial Position. Gains and losses realized on the termination of contracts are amortized through the Interest Maintenance Reserve over the remaining life of the associated contract. At December 31, 1996 and 1995, the Company had swaps with notional amounts of $2,239.5 million and $1,819.8 million, respectively. The fair values of these instruments were $20.7 million at December 31, 1996 and $9.2 million at December 31, 1995.

Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company's option contracts have terms of up to fifteen years. The amounts paid for options purchased are included in other investments on the Statutory Statement of Financial Position. Gains and losses on these contracts are recorded at the expiration or termination date and are amortized through the Interest Maintenance Reserve over the remaining life of the underlying asset. At December 31, 1996 and 1995, the Company had option contracts with notional amounts of $1,928.4 million and $1,819.8 million, respectively. The Company's credit risk exposure was limited to the unamortized costs of $18.1 million and $21.7 million, which had fair values of $19.2 million and $63.5 million at December 31, 1996 and 1995, respectively.

Interest rate cap agreements grant the purchaser the right to receive the excess of a referenced interest rate over a given rate. Interest rate floor agreements grant the purchaser the right to receive the excess of a given rate over a referenced interest rate. Amounts paid for interest rate caps and floors are amortized into interest income over the life of the asset on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Amounts receivable and payable are accrued as adjustments to interest income and included in the Statutory Statement of Financial Position as investment and insurance amounts receivable. Gains and losses on these contracts, including any unamortized cost, are recognized upon termination and are amortized through the Interest Maintenance Reserve over the remaining life of the associated cap or floor agreement. At December 31, 1996 and 1995, the company had agreements with notional amounts of $3,859.6 million and $3,366.3 million, respectively. The Company's credit risk exposure on these agreements is limited to the unamortized costs of $22.0 million and $14.0 million at December 31, 1996 and 1995, respectively. The fair values of these instruments were $15.2 million and $30.8 million at December 31, 1996 and 1995, respectively.

The Company utilizes asset swap agreements to reduce exposures, such as currency risk and prepayment risk, built into certain assets acquired. Cross-currency interest rate swaps allow investment in foreign currencies, increasing access to additional investment opportunities, while limiting foreign exchange risk. Notional amounts relating to asset and currency swaps totaled $364.7 million and $333.7 million at December 31, 1996 and 1995, respectively. The fair values of these instruments were an unrecognized gain of $7.8 million at December 31, 1996 and $12.2 million at December 31, 1995.

The Company enters into forward U.S. Treasury commitments for the purpose of managing interest rate exposure. The Company generally does not take delivery on forward commitments. These commitments are instead settled with offsetting transactions. Gains and losses on forward commitments are recorded when the commitment is closed and amortized through the Interest Maintenance Reserve over the remaining life of the asset. At December 31, 1996 and 1995, the Company had
U. S. Treasury purchase commitments which will settle during the following year with contractual amounts of $1,639.4 million and $292.4 million and fair values of $1,627.4 million and $298.8 million, respectively.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments. This exposure is limited to contracts with a positive fair value. The amounts at risk in a net gain position were $53.9 million and $86.9 million at December 31, 1996 and 1995, respectively. The Company monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. Additionally, contingent collateral positions have been obtained with counterparties when considered prudent.

8. REINSURANCE

The Company cedes all of its group life and health business to UniCARE and has other reinsurance agreements with other insurance companies in the normal course of business. Premiums, benefits to policyholders and provisions for future benefits are stated net of reinsurance. The Company remains liable to the insured for the payment of benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. Premiums ceded were $793.5 million in 1996, $904.1 million in 1995 and $151.4 million in 1994.

9. LIQUIDITY

The withdrawal characteristics of the policyholders' reserves and funds, including separate accounts, and the invested assets which support them at December 31, 1996 are illustrated below:

                                                                                                (In Millions)

Total policyholders' reserves and funds and separate account liabilities                $47,148
Not subject to discretionary withdrawal                                                  (6,010)
Policy loans                                                                             (4,752)
                                                                                        --------
    Subject to discretionary withdrawal                                                                         $36,386
                                                                                                                --------
Total invested assets, including separate investment accounts                           $52,146
Policy loans and other invested assets                                                  (13,458)
                                                                                        --------
    Readily marketable investments                                                                              $38,688
                                                                                                                --------

10. BUSINESS RISKS AND CONTINGENCIES

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity. In 1996 and 1995, the Company elected not to admit $15.3 million and $17.6 million, respectively, of guaranty fund premium tax offset receivables relating to prior assessments.

The Company is involved in litigation arising out of the normal course of its business. Management intends to defend these actions vigorously. While the outcome of litigation cannot be foreseen with certainty, it is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially affect its financial position, results of operations or liquidity.

11. RECLASSIFICATIONS

Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

12. SUBSIDIARIES AND AFFILIATED COMPANIES

Summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 1996 is illustrated below. The Company provides management or advisory services to these companies. Subsidiaries are wholly-owned, except as noted.

     Parent
     ------
     Massachusetts Mutual Life Insurance Company

     Subsidiaries of Massachusetts Mutual Life Insurance Company
     -----------------------------------------------------------
     C.M. Assurance Company
     C.M. Benefit Insurance Company
     C.M. Life Insurance Company
     MassMutual Holding Company
     MassMutual Holding Company Two, Inc. (Sold in March 1996)
     MassMutual of Ireland, Limited
     MML Bay State Life Insurance Company
     MML Distributors, LLC

           Subsidiaries of MassMutual Holding Company
           ----------------------------------------
           GR Phelps, Inc.
           MassMutual Holding Trust I
           MassMutual Holding Trust II
           MassMutual Holding MSC, Inc.
           MassMutual International, Inc.
           MassMutual Reinsurance Bermuda (Sold in December 1996) MML Investor Services, Inc.
           State House One (Liquidated in December 1996)

           Subsidiaries of MassMutual Holding Trust I
           ------------------------------------------
           Antares Leveraged Capital Corporation
           Charter Oak Capital Management, Inc.
           Cornerstone Real Estate Advisors, Inc.
           DLB Acquisition Corporation
           Oppenheimer Acquisition Corporation - 86.15%

           Subsidiaries of MassMutual Holding Trust II
           -------------------------------------------
           CM Advantage, Inc.
           CM International, Inc.
           CM Property Management, Inc.
           High Yield Management, Inc.
           MMHC Investments, Inc.
           MML Realty Management
           Urban Properties, Inc.
           Westheimer 335 Suites, Inc.

           Subsidiaries of MassMutual International
           ----------------------------------------
           Compensa de Seguros de Vida S.A. - 33.5%
           MassLife Seguros de Vida (Argentina) S.A.
           MassMutual International (Bermuda) Ltd.
           Mass Seguros de Vida (Chile) S.A. - 33.5%
           MassMutual International (Luxemburg) S.A.

           MassMutual Holding MSC, Incorporated
           ------------------------------------
           MassMutual/Carlson CBO N.V. - 50%
           MassMutual Corporate Value Limited - 46%

           Affiliates of Massachusetts Mutual Life Insurance Company
           ---------------------------------------------------------
           MML Series Investment Fund
           MassMutual Institutional Funds
           Oppenheimer Value Stock Fund

Appendix A

Illustrations of Death Benefits (Option 1), Cash Surrender Values and Accumulated Premiums

The following tables illustrate the way in which a Policy operates. They show how the Death Benefit Option 1 and cash surrender value could vary over an extended period of time, assuming the Funds experience hypothetical gross rates of investment return (i.e., investment income and capital gains and losses, realized or unrealized), equivalent to constant gross annual rates of 0%, 6% and 12%. The tables are based on annual premiums of $1,200 for a male, female and unisex nonsmoker age 35 and an Initial Case Premium Paid of $1,000,000.
Separate tables are shown for the current simplified issue and guaranteed schedule of charges. These tables will assist in the comparison of death benefits and cash surrender values for the Policy with those under other variable life policies which may be issued by MassMutual or other companies.


1. The illustration on page 77 is for a Policy issued to a male nonsmoker age 35 for a Selected Face Amount of $100,000. The premium payment is $1,200 using a current simplified issue schedule of charges.

2. The illustration on page 78 is for a Policy issued to a male nonsmoker age 35 for a Selected Face Amount of $100,000. The premium payment is $1,200 using a guaranteed schedule of charges.

3. The illustration on page 79 is for a Policy issued to a female nonsmoker age 35 for a Selected Face Amount of $100,000. The premium payment is $1,200 using a current simplified issue schedule of charges.

4. The illustration on page 80 is for a Policy issued to a female nonsmoker age 35 for a Selected Face Amount of $100,000. The premium payment is $1,200 using a guaranteed schedule of charges.

5. The illustration on page 81 is for a Policy issued to a unisex nonsmoker age 35 for a Selected Face Amount of $100,000. The premium payment is $1,200 using a current simplified issue schedule of charges.

6. The illustration on page 82 is for a Policy issued to a unisex nonsmoker age 35 for a Selected Face Amount of $100,000. The premium payment is $1,200 using a guaranteed schedule of charges.

The death benefits and cash surrender values for a Policy would be different from the amount shown if the rates of return averaged 0%, 6% and 12% over a period of years but varied above and below that average in individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated. They would also be different depending upon the allocation of investment value to each Division, if the rates of return for all the Funds averaged 0%, 6% or 12% but varied above or below that average for particular Funds.

The death benefits and cash surrender values shown in illustrations 1, 3 and 5 reflect the following current charges:

1. Administrative Charge, equal to a monthly $5.25 per Policy charge for nonqualified policies.

2. Cost of Insurance Charge, based on the current simplified issue rates being charged by the Company.

3. Mortality and Expense Risk Charge, which is equal to .30% on an annual basis, of the net asset value of the Fund shares held by the Separate Account.

4. MML Trust, Oppenheimer Trust and Panorama Fund level expenses of .77% on an annual basis, of the net asset value of the MML Trust, Oppenheimer Trust, and Panorama Fund shares held by the Separate Account.

The death benefits and cash surrender values shown in illustrations 2, 4 and 6 reflect these guaranteed maximum charges:

1.   Administrative Charge, equal to $9.00 per month.

2.   Cost of Insurance Charge, based on the 1980 CSO Mortality Table.

3. Mortality and Expense Risk Charge, which is equal to .60% on an annual basis, of the net asset value of the Fund shares held by the Separate Account.

4. MML Trust, Oppenheimer Trust and Panorama Fund level expenses of .77% on an annual basis, of the net asset value of the MML Trust, Oppenheimer Trust, and Panorama Fund shares held by the Separate Account. (This unweighted average reflects current Fund level expenses.)

Cash surrender values shown in the tables reflect the deduction of the applicable sales loads and premium taxes for a Case with an Initial Case Premium Paid of $1,000,000. Taking into account the Mortality and Expense Risk Charge and the Fund level expenses, the effect is that for gross annual rates of return of 0%, 6% and 12%, the actual net annual rate of return on a current basis would be -1.064%, 4.872%, and 10.809%, respectively, and on a guaranteed basis would be -1.35%, 4.560%, and 10.478%, respectively.

MassMutual has agreed to bear expenses of the MML Trust (other than the management fee, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of average daily net asset value of the MML Funds through April 30, 1998. During 1996, no expenses were required to be reimbursed pursuant to this undertaking. In addition, MassMutual does not expect that it will be required to reimburse any expenses of the MML Equity Fund, MML Blend Fund, MML Managed Bond Fund and MML Money Market Fund due to this undertaking in 1997. MassMutual does expect to reimburse expenses of the MML Equity Index Fund in 1997.

Currently no charge is made against the Separate Account for federal income taxes but MassMutual reserves the right to charge the Separate Account for federal income taxes attributable to the Separate Account if such taxes are imposed in the future.

The tables are based on the assumptions that the Policyowner has requested a level Selected Face Amount, that no Policy loans, or additional premium payments have been made, and no transaction charges have been incurred, and that the entire Account Value under the Policy is allocated to the Funds.

The second column of each table shows the amounts which would accumulate if an amount equal to the annual premium were invested to earn interest after taxes, of 5% per year, compounded annually.

FLEXIBLE PREMIUM VARIABLE WHOLE LIFE INSURANCE POLICY
WITH TABLE OF SELECTED FACE AMOUNTS
Male Issue Age 35, Nonsmoker
$100,000 Selected Face Amount All Years
$1,200 Annual Premium and $1,000,000 Initial Case Premium Paid
Using Current Simplified Issue Schedule Of Charges

                                           Death Benefit (Option 1)                               Cash Surrender Value
                                    ---------------------------------------            -----------------------------------------
                  Premiums               Assuming Hypothetical Gross                           Assuming Hypothetical Gross
 End of          Accumulated             Annual Investment Return of                           Annual Investment Return of
 Policy        at 5% Interest       ---------------------------------------            -----------------------------------------
  Year            Per Year             0%             6%             12%                 0%                6%             12%
--------       --------------       --------       --------      ----------            -------          --------      ----------
1                 $   1,260         $100,000       $100,000      $  100,000            $   816          $    868      $      921
2                     2,583          100,000        100,000         100,000              1,622             1,778           1,940
3                     3,972          100,000        100,000         100,000              2,416             2,728           3,065
4                     5,431          100,000        100,000         100,000              3,199             3,722           4,310
5                     6,963          100,000        100,000         100,000              3,969             4,760           5,686
6                     8,571          100,000        100,000         100,000              4,870             5,996           7,366
7                    10,260          100,000        100,000         100,000              5,752             7,283           9,219
8                    12,033          100,000        100,000         100,000              6,614             8,623          11,262
9                    13,895          100,000        100,000         100,000              7,455            10,017          13,517
10                   15,850          100,000        100,000         100,000              8,278            11,470          16,008
15                   27,192          100,000        100,000         100,000             12,039            19,653          32,954
20                   41,668          100,000        100,000         143,383             15,097            29,586          60,756
25                   60,142          100,000        100,000         215,273             17,228            41,664         105,526
30 (Age 65)          83,720          100,000        101,020         316,599             17,966            56,436         176,871
35                  113,812          100,000        117,330         457,403             16,533            74,259         289,496
40                  152,219          100,000        136,016         665,841             11,484            95,116         465,623
45                  201,237                0        155,289         961,859                  0           118,541         734,244
50                  263,797                0        176,259       1,389,578                  0           143,300       1,129,738


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

FLEXIBLE PREMIUM VARIABLE WHOLE LIFE INSURANCE POLICY
WITH TABLE OF SELECTED FACE AMOUNTS
Male, Issue Age 35, Nonsmoker
$100,000 Selected Face Amount All Years
$1,200 Annual Premium and $1,000,000 Initial Case Premium Paid
Using Guaranteed Schedule Of Charges

                                           Death Benefit (Option 1)                               Cash Surrender Value
                                    ---------------------------------------            -----------------------------------------
                  Premiums               Assuming Hypothetical Gross                           Assuming Hypothetical Gross
 End of          Accumulated             Annual Investment Return of                           Annual Investment Return of
 Policy        at 5% Interest       ---------------------------------------            -----------------------------------------
  Year            Per Year             0%             6%             12%                 0%                6%             12%
--------       --------------       --------       --------      ----------            -------          --------      ----------
 1              $   1,260           $100,000       $100,000      $  100,000            $   662          $    709      $      757
 2                  2,583            100,000        100,000         100,000              1,308             1,444           1,586
 3                  3,972            100,000        100,000         100,000              1,936             2,202           2,492
 4                  5,431            100,000        100,000         100,000              2,544             2,985           3,483
 5                  6,963            100,000        100,000         100,000              3,133             3,791           4,565
 6                  8,571            100,000        100,000         100,000              3,842             4,772           5,909
 7                 10,260            100,000        100,000         100,000              4,527             5,783           7,378
 8                 12,033            100,000        100,000         100,000              5,186             6,825           8,989
 9                 13,895            100,000        100,000         100,000              5,820             7,898          10,753
10                 15,850            100,000        100,000         100,000              6,426             9,003          12,687
15                 27,192            100,000        100,000         100,000              8,992            14,999          25,589
20                 41,668            100,000        100,000         109,440             10,547            21,718          46,373
25                 60,142            100,000        100,000         160,581             10,447            28,840          78,716
30 (Age 65)        83,720            100,000        100,000         228,051              7,607            35,848         127,403
35                113,812                  0        100,000         314,135                  0            41,595         198,819
40                152,219                  0        100,000         429,994                  0            43,833         300,695
45                201,237                  0        100,000         577,439                  0            36,254         440,793
50                263,797                  0              0         773,030                  0                 0         628,479


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

FLEXIBLE PREMIUM VARIABLE WHOLE LIFE INSURANCE POLICY
WITH TABLE OF SELECTED FACE AMOUNTS
Female, Issue Age 35, Nonsmoker
$100,000 Selected Face Amount All Years
$1,200 Annual Premium and $1,000,000 Initial Case Premium Paid
Using Current Simplified Issue Schedule Of Charges

                                            Death Benefit (Option 1)                        Cash Surrender Value
                                   -----------------------------------------      -----------------------------------------
                    Premiums              Assuming Hypothetical Gross                    Assuming Hypothetical Gross
 End of            Accumulated            Annual Investment Return of                    Annual Investment Return of
 Policy          at 5% Interest    -----------------------------------------      ------------------------------------------
  Year              Per Year           0%             6%               12%           0%            6%                  12%
----------       --------------    --------       --------        ----------      -------      --------           ----------
1                    $ 1,260       $100,000       $100,000        $  100,000      $   860      $    915           $      969
2                      2,583        100,000        100,000           100,000        1,709         1,872                2,041
3                      3,972        100,000        100,000           100,000        2,544         2,870                3,223
4                      5,431        100,000        100,000           100,000        3,366         3,913                4,529
5                      6,963        100,000        100,000           100,000        4,173         5,001                5,971
6                      8,571        100,000        100,000           100,000        5,084         6,262                7,695
7                     10,260        100,000        100,000           100,000        5,978         7,577                9,598
8                     12,033        100,000        100,000           100,000        6,854         8,947               11,700
9                     13,895        100,000        100,000           100,000        7,713        10,378               14,022
10                    15,850        100,000        100,000           100,000        8,556        11,871               16,589
15                    27,192        100,000        100,000           106,111       12,477        20,350               34,119
20                    41,668        100,000        100,000           167,960       15,925        30,885               62,906
25                    60,142        100,000        101,181           252,182       18,768        43,992              109,644
30 (Age 65)           83,720        100,000        119,715           368,584       20,843        60,158              185,218
35                   113,812        100,000        138,942           534,264       21,911        79,852              307,048
40                   152,219        100,000        158,562           768,446       21,337       103,635              502,252
45                   201,237        100,000        180,925         1,113,393       16,449       131,105              806,807
50                   263,797        100,000        203,039         1,595,864          385       161,142            1,266,559

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

FLEXIBLE PREMIUM VARIABLE WHOLE LIFE INSURANCE POLICY
WITH TABLE OF SELECTED FACE AMOUNTS
Female, Issue Age 35, Nonsmoker
$100,000 Selected Face Amount All Years
$1,200 Annual Premium and $1,000,000 Initial Case Premium Paid
Using Guaranteed Schedule Of Charges

                                            Death Benefit (Option 1)                        Cash Surrender Value
                                   -----------------------------------------      -----------------------------------------
                    Premiums              Assuming Hypothetical Gross                    Assuming Hypothetical Gross
 End of            Accumulated            Annual Investment Return of                    Annual Investment Return of
 Policy          at 5% Interest    -----------------------------------------      ------------------------------------------
  Year              Per Year           0%             6%               12%           0%            6%                  12%
----------       --------------    --------       --------        ----------      -------      --------           ----------
1                   $  1,260       $100,000       $100,000        $  100,000      $   708       $    757         $      807
2                      2,583        100,000        100,000           100,000        1,398          1,541              1,690
3                      3,972        100,000        100,000           100,000        2,069          2,351              2,656
4                      5,431        100,000        100,000           100,000        2,721          3,187              3,713
5                      6,963        100,000        100,000           100,000        3,351          4,049              4,868
6                      8,571        100,000        100,000           100,000        4,078          5,063              6,265
7                     10,260        100,000        100,000           100,000        4,780          6,108              7,794
8                     12,033        100,000        100,000           100,000        5,457          7,186              9,469
9                     13,895        100,000        100,000           100,000        6,109          8,299             11,307
10                    15,850        100,000        100,000           100,000        6,738          9,449             13,327
15                    27,192        100,000        100,000           100,000        9,501         15,797             26,904
20                    41,668        100,000        100,000           130,241       11,488         23,209             48,779
25                    60,142        100,000        100,000           190,544       12,469         31,821             82,845
30 (Age 65)           83,720        100,000        100,000           269,521       12,064         41,866            135,438
35                   113,812        100,000        100,000           373,569        8,873         53,199            214,695
40                   152,219        100,000        101,335           508,564          718         66,232            332,395
45                   201,237              0        110,193           688,762            0         79,850            499,103
50                   263,797              0        117,135           918,009            0         92,964            728,579


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

FLEXIBLE PREMIUM VARIABLE WHOLE LIFE INSURANCE POLICY
WITH TABLE OF SELECTED FACE AMOUNTS

Unisex (85% Male), Issue Age 35, Nonsmoker

$100,000 Selected Face Amount All Years

$1,200 Annual Premium and $1,000,000 Initial Case Premium Paid

Using Current Simplified Issue Schedule Of Charges

                                              Death Benefit (Option 1)                          Cash Surrender Value
                                   -------------------------------------------      --------------------------------------------
                 Premiums                   Assuming Hypothetical Gross                       Assuming Hypothetical Gross
  End of        Accumulated                 Annual Investment Return of                       Annual Investment Return of
  Policy        at 5% Interest     -------------------------------------------      --------------------------------------------
   Year           Per Year             0%             6%              12%              0%              6%               12%
------------    --------------     ----------     ----------      ------------      ---------      ----------       ------------
 1                 $    1,260        $100,000       $100,000        $  100,000        $   820        $    872         $      925
 2                      2,583         100,000        100,000           100,000          1,629           1,786              1,948
 3                      3,972         100,000        100,000           100,000          2,427           2,740              3,079
 4                      5,431         100,000        100,000           100,000          3,213           3,738              4,328
 5                      6,963         100,000        100,000           100,000          3,986           4,780              5,709
 6                      8,571         100,000        100,000           100,000          4,888           6,018              7,393
 7                     10,260         100,000        100,000           100,000          5,772           7,309              9,252
 8                     12,033         100,000        100,000           100,000          6,637           8,653             11,302
 9                     13,895         100,000        100,000           100,000          7,481          10,051             13,564
10                     15,850         100,000        100,000           100,000          8,307          11,509             16,062
15                     27,192         100,000        100,000           100,000         12,092          19,730             33,075
20                     41,668         100,000        100,000           147,559         15,210          29,747             60,975
25                     60,142         100,000        100,000           221,362         17,449          41,972            105,915
30(Age 65)             83,720         100,000        103,694           323,261         18,392          56,975            177,616
35                    113,812         100,000        120,730           468,480         17,351          74,988            290,981
40                    152,219         100,000        139,337           679,302         13,026          96,095            468,484
45                    201,237         100,000        159,301           983,109          1,056         119,775            739,180
50                    263,797               0        179,503         1,410,495              0         144,761          1,137,496

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

FLEXIBLE PREMIUM VARIABLE WHOLE LIFE INSURANCE POLICY
WITH TABLE OF SELECTED FACE AMOUNTS

Unisex (85% Male), Issue Age 35, Nonsmoker
$100,000 Selected Face Amount All Years
$1,200 Annual Premium and $1,000,000 Initial Case Premium Paid
Using Guaranteed Schedule Of Charges


                                       Death Benefit (Option 1)                      Cash Surrender Value
                                ----------------------------------------      --------------------------------------
              Premiums                Assuming Hypothetical Gross                  Assuming Hypothetical Gross
 End of      Accumulated              Annual Investment Return of                  Annual Investment Return of
 Policy     at 5% Interest      ----------------------------------------      --------------------------------------
  Year        Per Year             0%              6%              12%           0%            6%              12%
-------     --------------      --------        --------        --------      -------       -------         --------
 1            $  1,260          $100,000        $100,000        $100,000      $   668       $   715         $    763
 2               2,583           100,000         100,000         100,000        1,318         1,455            1,598
 3               3,972           100,000         100,000         100,000        1,952         2,220            2,511
 4               5,431           100,000         100,000         100,000        2,565         3,008            3,509
 5               6,963           100,000         100,000         100,000        3,157         3,820            4,600
 6               8,571           100,000         100,000         100,000        3,871         4,807            5,950
 7              10,260           100,000         100,000         100,000        4,558         5,823            7,428
 8              12,033           100,000         100,000         100,000        5,223         6,872            9,049
 9              13,895           100,000         100,000         100,000        5,860         7,952           10,824
10              15,850           100,000         100,000         100,000        6,472         9,065           12,772
15              27,192           100,000         100,000         100,000        9,077        15,123           25,780
20              41,668           100,000         100,000         113,142       10,722        21,974           46,753
25              60,142           100,000         100,000         165,849       10,844        29,389           79,354
30 (Age 65)     83,720           100,000         100,000         234,130        8,520        37,022          128,643
35             113,812           100,000         100,000         324,048        1,606        43,994          201,272
40             152,219                 0         100,000         443,055            0        48,845          305,555
45             201,237                 0         100,000         598,084            0        47,522          449,687
50             263,797                 0         100,000         798,376            0        28,312          643,851

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

                                    PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission (the "Commission") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING

Article V of the By-laws of MassMutual provide for indemnification of directors and officers as follows:

   Article V.  Subject to limitations of law, the Company shall indemnify:

       (a) each director, officer or employee;

       (b) any individual who serves at the request of the Company as a Secretary, a director, board member, committee member, officer or employee of any organization or any separate investment account, or;

       (c) any individual who serves in any capacity with respect to employee benefit plans;

       from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity.

       Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person's heirs and legal representatives. Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

       Notwithstanding the foregoing, no indemnification shall be provided with respect to:

       (1) any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

       (2) any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

       (3) any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person's indemnification is awarded by vote of the Board of Directors.

       In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs
       (1), (2), and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person's conduct was such as precludes indemnification under any of such paragraphs.

       The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION UNDER SECTION 26(e)(2)(A)
                     OF THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that fees and charges deducted under the flexible premium variable whole life insurance policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5

This Post-Effective Amendment is comprised of the following documents:

The Facing Sheet.

Cross-reference to items required by Form N-8B-2.

The Prospectus consisting of 82 pages.

The Undertaking to File Reports.

The undertaking pursuant to Rule 484 under the Securities Act of 1933.

Representation under Section 26(e)(2)(A) of the Investment Company Act of 1940.

The Signatures.

    Written Consents of the Following Persons:

    1.      Coopers & Lybrand L.L.P., independent accountants;

    2. Counsel opining as to the legality of securities being registered.

    3. Opinion opining as to actuarial matters contained in the Post-Effective Amendment by C. Dale Games, Vice
            President.

The following Exhibits:

    1. The following Exhibits correspond to those required by Paragraph A of the instructions as to Exhibits in Form N-8B-2:

    A. (1) Resolution of Board of Directors of MassMutual establishing the Separate Account.*

        (2) Not applicable.

        (3) Form of Distribution Contracts:

            (a)(1) Form of Distribution Servicing Agreement between MML
                    Distributors, LLC, and MassMutual.***

            (a)(2) Co-Underwriting Agreement between MML
                   Investors Services, Inc. and MassMutual.***

            (a)(3) Form of Broker-Dealer Selling Agreement.***

            (b)    Not applicable.

            (c)  Not applicable.

       (4)  Not applicable.

       (5)  Form of Flexible Premium Variable Whole Life Insurance
            Policy.*

       (6)  (a)  Certificate of Incorporation of MassMutual.*

            (b)  By-Laws of MassMutual.*

       (7)  Not applicable.

       (8)  Not applicable.

       (9)  Not applicable.

       (9)  Not applicable.

       (10) Application for a Flexible Premium Variable Whole
            Life Insurance Policy.*

       (11) Memorandum describing MassMutual's issuance, transfer, and redemption procedures for the Policy.*

    2. Opinion and Consent of Counsel as to the legality of the securities being registered.****

    3. No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

    4. Not applicable.

    5. Opinion and consent of C. Dale Games opining as to actuarial matters pertaining to the securities being registered.****

    6. Consent of Coopers & Lybrand, L.L.P.****

    7. Powers of Attorney.*** (the Power of Attorney for Joseph M. Zubretsky is filed herewith)

    27.(a) Financial Data Schedule for Registrant for the year ended December
           31, 1996.*****

    27.(b) Financial Data Schedule for Registrant for the interim period ended
           March 31, 1997.****


 *Incorporated by reference to Registration Statement 33-87904 filed with the Commission on December 23, 1994.

 **Incorporated by reference to Post-Effective Amendment Number 1 to Registration Statement 33-87904 filed with the Commission on April 30, 1996.

 ***Incorporated by reference to Post-Effective Amendment Number 2 to Registration Statement 33-87904 filed with the Commission on February 28, 1997.

 ****Filed herewith

 *****Incorporated by reference to Post-Effective Amendment Number 3 to Registration Statement 33-87904 filed with the Commission on April 25, 1997.

 SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 9th day of August, 1997.

 MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

 MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
    (Depositor)

 By: /s/ Thomas B. Wheeler*
     ---------------------
 Thomas B. Wheeler, Chief Executive Officer
 Massachusetts Mutual Life Insurance Company

 /s/ Richard M. Howe
 -------------------
 *Richard M. Howe - On August 9, 1997, as Attorney-in-Fact pursuant to powers of attorney filed in Post-Effective Amendment Number 1 to the Registration Statement on April 30, 1996.


 As required by the Securities Act of 1933, this Post-Effective Amendment Number 5 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       Signature                          Title                       Date
       ---------                          -----                       ----

 /s/ Thomas B. Wheeler*          Chief Executive Officer and      August 9, 1997
---------------------------         Chairman of the Board
 Thomas B. Wheeler

/s/ John J. Pajak*                   President and Chief          August 9, 1997
---------------------------           Operating Officer
John J. Pajak

/s/ Joseph M. Zubretsky**          Chief Financial Officer &      August 9, 1997
---------------------------        Chief Accounting Officer
Joseph M. Zubretsky

/s/ Roger G. Ackerman*                    Director                August 9, 1997
---------------------------
Roger G. Ackerman

/s/ James R. Birle*                       Director                August 9, 1997
---------------------------
James R. Birle

/s/ Frank C. Carlucci, III*               Director                August 9, 1997
---------------------------
Frank C. Carlucci, III

/s/ Gene Chao*                            Director                August 9, 1997
---------------------------
Gene Chao



/s/ Patricia Diaz Dennis*                 Director                August 9, 1997
---------------------------
Patricia Diaz Dennis

/s/ Anthony Downs*                        Director                August 9, 1997
---------------------------
Anthony Downs

/s/ James L. Dunlap*                      Director                August 9, 1997
---------------------------
James L. Dunlap

/s/ William B. Ellis*                     Director                August 9, 1997
---------------------------
William B. Ellis

/s/ Robert M. Furek*                      Director                August 9, 1997
---------------------------
Robert M. Furek

/s/ Charles K. Gifford*                   Director                August 9, 1997
---------------------------
Charles K. Gifford

/s/ William N. Griggs*                    Director                August 9, 1997
---------------------------
William N. Griggs

/s/ George B. Harvey*                     Director                August 9, 1997
---------------------------
George B. Harvey

/s/ Barbara B. Hauptfuhrer*               Director                August 9, 1997
---------------------------
Barbara B. Hauptfuhrer

/s/ Sheldon B. Lubar*                     Director                August 9, 1997
---------------------------
Sheldon B. Lubar

/s/ William B. Marx, Jr.*                 Director                August 9, 1997
---------------------------
William B. Marx, Jr.

/s/ John F. Maypole*                      Director                August 9, 1997
---------------------------
John F. Maypole

/s/ Donald F. McCullough*                 Director                August 9, 1997
---------------------------
Donald F. McCullough

/s/ Alfred M. Zeien*                      Director                August 9, 1997
---------------------------
Alfred M. Zeien


 /s/ Richard M. Howe
 -------------------
 *Richard M. Howe - On August 9, 1997, as Attorney-in-Fact pursuant to powers of attorney filed in Post-Effective Amendment Number 1 to the Registration Statement on April 30, 1996.

 **Richard M. Howe - On August 9, 1997, as Attorney-in-Face pursuant to power of attorney filed herewith.

                     REPRESENTATION BY REGISTRANT'S COUNSEL

 As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 5 to Registration Statement No. 33-87904 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.


               /s/ James M. Rodolakis
               -----------------------------
               James M. Rodolakis
               Counsel
               Massachusetts Mutual Life Insurance Company

                                  EXHIBIT LIST


  99.2         Opinion and Consent of James M. Rodolakis

  99.C.1       Consent of Coopers & Lybrand, L.L.P.

  99.C.6       Opinion and Consent of C. Dale Games

  24           Power of Attorney

  27           Financial Data Schedule